As filed with the Securities and Exchange Commission on April 12, 2002

                     Registration Nos.333-01153; 811-07549


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                      PRE-EFFECTIVE AMENDMENT NO. ----- ( )

                      POST-EFFECTIVE AMENDMENT NO. 8 ---(X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT

                             COMPANY ACT OF 1940 (X)

                          Amendment No. 14 ------ (X)
                        (Check appropriate box or boxes)


                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208


Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check  appropriate space)

_____Immediately upon filing pursuant to paragraph (b) of Rule 485.

__X__On May 1, 2002, pursuant to paragraph (b) of Rule 485.

_____60 days after filing pursuant to paragraph (a)(1) of Rule 485.

_____On __________, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following:

______This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts

















                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS





                            Schwab Select Annuity(R)

         A flexible premium deferred variable and fixed annuity contract
                                 Distributed by
                           Charles Schwab & Co., Inc.
                                    Issued by
                   Great-West Life & Annuity Insurance Company

--------------------------------------------------------------------------------
Overview

This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company ("we, us, Great-West or GWL&A"). Both will be referred to as the "Contract" throughout this Prospectus.


How to Invest

The minimum initial investment (a "Contribution") is:
o       $5,000
o       $2,000 if an Individual Retirement Account ("IRA")

o    $1,000 if subsequent Contributions are made via Automatic Contribution Plan

The minimum subsequent Contribution is:
o       $500 per Contribution
o       $100 per Contribution if made via Automatic Contribution Plan

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account, the Series Account, which invest in the following Portfolios:
o Alger American Growth Portfolio
o American Century VP International Fund - Original Class
o Baron Capital Asset Fund:  Insurance Shares
o Berger IPT-Small Company Growth Fund
o Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o Federated American Leaders Fund II - Primary Shares
o Federated Fund for U.S. Government Securities II
o Federated Utility Fund II
o INVESCO VIF-Core Equity Fund (formerly INVESCO VIF-Equity Income Fund)
o INVESCO VIF-High Yield Fund
o INVESCO VIF-Technology Fund
o Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o Janus Aspen Series Growth Portfolio - Institutional Shares
o Janus Aspen Series International Growth Portfolio - Institutional Shares
o Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o Montgomery Variable Series: Growth Fund
o Prudential Series Fund Equity Class II Portfolio
o SAFECO Resource Series Trust Equity Portfolio
o SAFECO Resource Series Trust Growth Opportunities Portfolio
o Schwab MarketTrack Growth Portfolio II
o Schwab Money Market Portfolio

o Schwab S&P 500 Portfolio
o Scudder Variable Series I

  Capital Growth Portfolio - Class A Shares
o Scudder Variable Series I Growth and Income Portfolio - Class A Shares
o Scudder VIT EAFE(R) Equity Index Fund (formerly Deutsche Asset Management VIT EAFE(R) Equity Index Fund)
o Scudder VIT Small Cap Index Fund (formerly Deutsche Asset Management VIT Small Cap Index Fund)
o Strong Multi Cap Value Fund II
o Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio (formerly the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio)



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

                                   May 1, 2002


You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.


However, your Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.


Sales and Surrender Charges
There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period
After you receive your Contract, you can look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options
The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time.


The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking a Guarantee Period" and "Market Value Adjustment" on page 18.



This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.


                  This Contract is not available in all states.



For account information, please contact:

    Annuity Administration Department
    P.O. Box 173920
    Denver, Colorado 80217-3920
    800-838-0650


This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2002 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on page 39 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http://www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically.



                                        4
--------------------------------------------------------------------------------
Table of Contents

Definitions....................................4
Summary........................................6
  How to contact Schwab........................6
Variable Annuity Fee Table.....................7
Portfolio Annual Expenses......................8
Fee Examples..................................10
Condensed Financial Information...............11
Great-West Life & Annuity Insurance
Company.......................................11
The Series Account............................11
The Portfolios................................12
  Meeting Investment Objectives...............16
  Where to Find More Information About the
  Portfolios..................................16
  Addition, Deletion or Substitution..........17
The Guarantee Period Fund.....................17
  Investments of the Guarantee Period Fund....17
  Subsequent Guarantee Periods................18
Breaking a Guarantee Period...................18
  Interest Rates..............................18
  Market Value Adjustment.....................18
Application and Initial Contributions.........19
Free Look Period..............................19
Subsequent Contributions......................19
Annuity Account Value.........................20
Transfers.....................................20
  Possible Restrictions.......................21
  Automatic Custom Transfers..................21
Cash Withdrawals..............................22
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................23
  Tax Consequences of Withdrawals.............23
Telephone and Internet Transactions...........23
Death Benefit.................................23
  Beneficiary.................................24
  Distribution of Death Benefit...............24
Charges and Deductions........................25
  Mortality and Expense Risk Charge...........25
  Contract Maintenance Charge.................26
  Transfer Fees...............................26
  Expenses of the Portfolios..................26
  Premium Tax.................................26
Other Taxes...................................26
Payout Options................................26
  Periodic Withdrawals........................26
  Annuity Payouts.............................27
Seek Tax Advice...............................29
Federal Tax Matters...........................29
  Taxation of Annuities.......................30
  Individual Retirement Annuities.............32
Assignments or Pledges........................33
Performance Data..............................34
  Money Market Yield..........................34
  Average Annual Total Return.................34
Distribution of the Contracts.................37
Voting Rights.................................37
Rights Reserved by Great-West.................38
Legal Proceedings.............................38
Legal Matters.................................38
Experts.......................................38
Incorporation of Certain Documents by
Reference and Available Information...........38
Table of Contents of Statement of Additional
Information...................................39
Appendix A--Condensed Financial
Information...................................40
Appendix B--Market Value Adjustments..........51
Appendix C--Net Investment Factor.............53



                                        5
--------------------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code") that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.
Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contributions--The amount of money you invest or deposit into your annuity.


Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
Schwab Select Annuity Structure
Your total Annuity Account can be made up of a variable and a fixed account.
--------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Guaranteed Interest Rate--The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.
                                        6


Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution or when annuity payments begin.

Request--Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Schwab received at the Annuity Administration Department at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.


Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").


Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the Effective Date of the surrender, less Premium Tax, if any.


Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern time will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.


Transfer--Moving money from and among the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.




                                        7
--------------------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.


Further, the Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.


The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.

--------------------------------------------------------------------------------
How to contact Schwab:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Schwab Insurance Services

--------------------------------------------------------------------------------
101 Montgomery Street
San Francisco, CA 94104
Attention:  Insurance & Annuities Department
--------------------------------------------------------------------------------
800-838-0650
--------------------------------------------------------------------------------

Your initial Contribution must be at least $5,000; $2,000 if an IRA; $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500; or $100 if made through an Automatic Contribution Plan.


The money you contribute to the Contract will be invested at your direction, except that in some states during your "free look period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. Free look allocations are described in more detail on page 19 of this Prospectus.



Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.


When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawals.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 23.


For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a Mortality and Expense Risk Charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.


You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at Great-West. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page 19 of this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.


                                        8
--------------------------------------------------------------------------------
Variable Annuity Fee Table
The purpose of the tables and the examples that follow is to help you understand the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The tables and examples reflect expenses related to the Sub-Accounts as well as of the Portfolios. In addition to the expenses listed below, Premium Tax, if applicable, may be imposed.

Contract Owner Transaction Expenses(1)
Sales load                                     None
Surrender fee                                  None
Annual Contract Maintenance Charge(2)          $25.00
Transfer fee                                   $10.00
(no transfer fee is charged for the first
12 transfers in any calendar year)

Separate Account Annual Expenses(1)
(as a percentage of average Variable Account
Value)
Mortality and expense risk charge                 0.85%
Administrative expense charge                     0.00%
Other fees and expenses of the Variable Account   0.00%
Total Separate Account Annual Expenses            0.85%
--------------------------------------------------------------------------------

(1)The Contract Owner Transaction Expenses apply to each Contract, regardless of how the Annuity Account Value is allocated. The Separate Account Annual Expenses do not apply to the Guarantee Period Fund.

(2)The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000.



                                       10
--------------------------------------------------------------------------------
Portfolio Annual Expenses



                           Portfolio Annual Expenses(1)

(as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2001)

Portfolio                             Management  Other     12b-1 fees    Total     Total Fee   Total
                                         fees     expenses              Portfolio    Waivers    Portfolio
                                                                        Expenses                expenses
                                                                        before                  after
                                                                        fee                     fee
                                                                         waivers                 waivers


Alger American Growth                     0.75%     0.06%         None      0.81%          N/A      0.81%
American Century VP International(2)      1.26%       N/A         None      1.26%          N/A      1.26%
Baron Capital Asset(3)                    1.00%     0.34%        0.25%      1.59%        0.09%      1.50%
Berger IPT-Small Company Growth           0.85%     0.13%         None      0.98%          N/A      0.98%
Dreyfus  Variable  Investment  Fund:      0.75%     0.03%         None      0.78%          N/A      0.78%
Appreciation
Dreyfus  Variable  Investment  Fund:      0.75%     0.05%         None      0.80%          N/A      0.80%
Growth and Income
Federated American Leaders Fund II(4)     0.75%     0.12%         None      0.87%          N/A      0.87%
Federated  Fund for U.S.  Government      0.60%    0.14%%         None      0.74%          N/A      0.74%
Securities II(4)
Federated Utility Fund II(4)              0.75%     0.17%         None      0.92%          N/A      0.92%
INVESCO VIF-Core Equity(5)                0.75%     0.34%         None      1.09%          N/A      1.09%
INVESCO VIF-High Yield(5)                 0.60%     0.42%         None      1.02%          N/A      1.02%
INVESCO VIF- Technology(5)                0.75%     0.32%         None      1.07%          N/A      1.07%
Janus Aspen Flexible Income               0.64%     0.03%         None      0.67%          N/A      0.67%
Janus Aspen Growth                        0.65%     0.01%         None      0.66%          N/A      0.66%
Janus Aspen International Growth          0.65%     0.06%         None      0.71%          N/A      0.71%
Janus Aspen Worldwide Growth              0.65%     0.04%         None      0.69%          N/A      0.69%
Montgomery Variable Series: Growth        1.00%     1.29%         None      2.29%        1.04%      1.25%
Prudential  Series Fund Equity Class II   0.45%     0.19%        0.25%      0.89%          N/A      0.89%
SAFECO RST Equity                         0.74%     0.04%         None      0.78%          N/A      0.78%
SAFECO RST Growth Opportunities           0.74%     0.04%         None      0.78%          N/A      0.78%
Schwab MarketTrack Growth II(6)           0.55%     0.23%         None      0.78%        0.28%      0.50%
Schwab Money Market(6)                    0.48%     0.04%         None      0.52%        0.02%      0.50%
Schwab S&P 500(6)                         0.20%     0.10%         None      0.30%        0.02%      0.28%
Scudder  Variable  Series I  Capital      0.46%     0.04%         None      0.50%          N/A      0.50%
Growth
Scudder Variable Series I                 0.48%     0.08%         None      0.56%          N/A      0.56%
Growth and Income
Scudder VIT EAFE(R)Equity Index(7)        0.45%     0.36%         None      0.81%        0.16%      0.65%
Scudder VIT Small Cap Index(7)            0.35%     0.28%         None      0.63%        0.18%      0.45%
Strong Multi Cap Value II                 0.75%     0.55%         None      1.30%        0.10%      1.20%
Van Kampen  Universal  Institutional      0.80%     0.35%         None      1.15%        0.05%      1.10%
Funds U.S. Real Estate(8)

(1) The expenses shown for all Portfolios are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented.

(2) For the American Century VP International Fund, there is a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund assets increase.

(3) For the Baron Capital Asset Fund, the Fund's advisor is contractually obligated to reduce its fee to the extent required to limit the Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2001, through December 31, 2001, would have been 1.59%.

(4)For the Federated American Leaders Fund II, Federated Fund for U.S. Government Securities II and the Federated Utility Fund II, the maximum shareholder services fee is 0.25%. The Funds did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2001. The Funds have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2002.

(5) For the INVESCO VIF-High Yield, INVESCO VIF-Core Equity and INVESCO VIF-Technology Funds, Other Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. For the INVESCO VIF-Technology Fund, certain expenses were absorbed voluntarily by INVESCO pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the INVESCO VIF-Technology Fund's Other Expenses for the fiscal year ended December 31, 2001 were insignificant.

(6) For the Schwab MarketTrack Growth II, Schwab Money Market and Schwab S&P 500 Portfolios, the total Portfolio expenses after fee waivers is guaranteed by Schwab and the investment adviser through April 30, 2003.

(7) For the Scudder VIT EAFE Equity Index and Scudder VIT Small Cap Index Funds, the investment adviser, Deutsche Asset Management, Inc., has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

(8) For the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio, the management fee has been reduced to reflect a voluntary waiver of the management fee to the extent total operating expenses exceed 1.10%.


                                       11
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Fee Examples(1)

If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. These examples assume that no Premium Taxes have been assessed and are based on total Portfolio expenses after taking fee waivers and reimbursements into account. These examples assume that such fee waivers and reimbursements will continue for the periods shown.



PORTFOLIO                                           1 year           3 years         5 years     10 years
Alger American Growth                               $17               $57            $102       $250
American Century VP International                   $22               $71            $128       $311
Baron Capital Asset                                 $24               $79            $142       $342
Berger IPT-Small Company Growth                     $19               $62            $112       $274
Dreyfus Variable Investment Fund Appreciation       $17               $56            $100       $246
Dreyfus  Variable  Investment  Fund  Growth  and    $17               $56            $102       $249
Income
Federated American Leaders Fund II                  $18               $59            $106       $259
Federated Fund for U.S. Government Securities II    $17               $54             $98       $241
Federated Utility Fund II                           $19               $60            $109       $266
INVESCO VIF-Core Equity                             $20               $66            $119       $289
INVESCO VIF-High Yield                              $20               $63            $114       $279
INVESCO VIF-Technology                              $20               $65            $117       $286
Janus Aspen Flexible Income                         $16               $52             $94       $231
Janus Aspen Growth                                  $16               $52             $93       $230
Janus Aspen International Growth                    $16               $53             $96       $237
Janus Aspen Worldwide Growth                        $16               $53             $95       $234
Montgomery Variable Series: Growth                  $22               $71            $128       $311
Prudential Series Fund Equity Class II              $18               $59            $107       $261
SAFECO RST Equity                                   $17               $56            $100       $246
SAFECO RST Growth Opportunities                     $17               $56            $100       $246
Schwab MarketTrack Growth II                        $14               $46             $84       $207
Schwab Money Market                                 $14               $46             $84       $207
Schwab S&P 500                                      $12               $39             $71       $175
Scudder Variable Series I Capital Growth            $14               $46             $84       $207
Scudder Variable Series I Growth and Income         $15               $48             $87       $216
Scudder VIT EAFE(R)Equity Index                     $16               $51             $93       $228
Scudder VIT Small Cap Index                         $14               $45             $81       $200
Strong Multi Cap Value II                           $21               $69            $125       $303
Van Kampen  Universal  Institutional  Funds U.S.    $20               $66            $119       $290
Real Estate



These examples, including the assumed rate of return, should not be considered representations of future performance or past or future expenses. Actual expenses paid or performance achieved may be greater or less than those shown.

(1) The Portfolio Annual Expenses and these examples are based on data provided by the Portfolios. Great-West has no reason to doubt the accuracy or completeness of that data, but Great-West has not verified the Portfolios' figures.

                          16
--------------------------------------------------------------------------------
Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Series Account's Annual Report dated December 31, 2001 and contained in the Statement of Additional Information.


--------------------------------------------------------------------------------
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.

Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.


The Series Account is divided into 45 Sub-Accounts, 29 of which are available under the Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

--------------------------------------------------------------------------------
The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.

Each Portfolio:

o       holds its assets separate from the assets of the other Portfolios,
o       has its own distinct investment objective and policy, and
o       operates as a separate investment fund.


The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

American  Century  Variable   Portfolios,   Inc.--advised  by  American  Century
Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.


American Century VP International Fund - Original Class seeks long-term capital growth by investing primarily in common stocks of fast growing, medium-to-large-sized foreign companies. The Fund invests primarily in securities of issuers in developed countries.


Baron Capital Asset Fund--advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of approximately $100 million to $1.5 billion and medium sized companies with market values of $1.5 billion to $5 billion.


Berger Institutional Products Trust--advised by Berger Financial Group LLC of Denver, Colorado.


Berger IPT-Small Company Growth Fund seeks capital appreciation by investing primarily in the common stocks of small companies with the potential for rapid revenue and earnings growth. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Current income is a secondary goal. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.


Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers.


Federated Insurance Series--advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective by investing primarily (under normal circumstances) in common stocks of "blue chip" companies.

Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

Federated Utility Fund II seeks to provide high current income and moderate capital appreciation by investing primarily in equity securities of companies engaged in providing utility services.


INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado.


INVESCO VIF-Core Equity Fund (formerly the INVESCO VIF-Equity Income Fund) seeks high total return through both growth and current income. The Fund normally invests in at least 65% (80% effective July 31, 2002) of its assets in a combination of common stocks of companies with a history of paying regular dividends and debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at INVESCO's discretion, based upon current business, economic, and market conditions. The Fund was formerly called the Industrial Income Portfolio and The Equity Income Fund.

INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt instruments. It also seeks capital appreciation. The Fund invests in bonds and other debt securities, as well as in preferred stocks. The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds" and preferred stocks with investment grade and below investment grade ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.

INVESCO VIF-Technology Fund seeks capital appreciation and normally invests at least 80% of its total assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technologies, biotechnologies, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Fund's investments are diversified across the technology sector the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

Janus Aspen Series--advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk fixed income securities.

Janus Aspen Series Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Series International Growth Portfolio - Institutional Shares seeks long-term growth of capital. The Portfolio invests under normal circumstances at least 80% of its net assets in securities of issuers from at least five different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.


Montgomery Variable Series--advised by Montgomery Asset Management, LLC of San Francisco, California.

Montgomery Variable Series: Growth Fund seeks long-term capital appreciation by investing in U.S. growth companies. The Fund may invest in stocks of U.S. companies of any size, but invests at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion. The Fund's strategy is to identify well-managed U.S. companies that are expected to increase their sales and corporate earnings on a sustained basis.




Prudential Series Fund--advised by Prudential Investments LLC of Newark, New Jersey.

Prudential Series Fund Equity Class II Portfolio seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.


SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.

SAFECO RST Equity Portfolio has as its investment objective to seek long-term capital growth and reasonable current income. The Portfolio typically invests in common stocks of large established companies that are proven performers.


SAFECO RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital. The Portfolio invests most of its assets in common stocks selected primarily for potential growth at a reasonable price.


Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Scudder Variable Life Investment Fund--advised by Deutsche Investment Management Americas Inc. of New York, New York.

Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stocks of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.3 billion). In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

Scudder Variable Series I Growth and Income Portfolio - Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The Portfolio may invest up to 25% of its total assets in foreign securities. In choosing stocks for the Portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the Portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the Portfolio's benchmark index, the S&P 500. The Portfolio may invest in dividend paying and non-dividend paying stocks.

The Scudder VIT Funds --- (formerly, Deutsche Asset Management VIT Funds) are part of the Deutsche Asset Management VIT Funds and are advised by Deutsche Asset Management, Inc.

Scudder VIT EAFE(R) Equity Index Fund (formerly, Deutsche Asset Management VIT EAFE(R) Equity Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australia, and the Far East and is a widely accepted benchmark of international stock performance.

Scudder VIT Small Cap Index Fund (formerly, Deutsche Asset Management VIT Small Cap Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance.

The Strong Multi Cap Value Fund II--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.


The Strong Multi Cap Value Fund II seeks long-term capital appreciation. Current income is a secondary objective. The Fund invests primarily in common stocks of medium- and large-size companies.


The Universal Institutional Funds, Inc.--advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances under the name "Van Kampen."

Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio (formerly the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio) seeks above-average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.


                                       18
Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you to re-allocate the amounts invested in the eliminated Sub-Account.

--------------------------------------------------------------------------------
The Guarantee Period Fund
The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.


Consequently, these assets accrue solely to the benefit of Great-West and any gain or loss in the non-utilized market value separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.


When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them.

Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.

Currently, Guarantee Periods with annual terms of 1 to 10 years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.


The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 18). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page 18.


Investments of the Guarantee
Period Fund
We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

o    Securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities,  which  may  or  may  not  be  guaranteed  by  the  U.S.
     Government.

o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.

o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.


                                       19

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.


Subsequent Guarantee Periods
Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account.


No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years following its Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.


--------------------------------------------------------------------------------

Breaking a Guarantee Period

If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.


If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates
The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, Great-West may declare interest rates different than those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.


The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law. The standard non-forfeiture rate in all states is 3%, except in Florida and Mississippi it's 0%.


The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you: o surrender your investment in the Guarantee Period Fund, o transfer money from the Guarantee Period Fund, o partially withdraw money from the Guarantee Period Fund, o take a periodic withdrawal, o apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account, or

o take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.


                                       20

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

o transfer to a Sub-Account offered under this Contract, o surrenders, partial withdrawals, annuitization or periodic withdrawals, or o a single sum payout upon death of the Owner or Annuitant.


A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

--------------------------------------------------------------------------------
Application and Initial Contributions
The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000; $2,000 if an IRA; or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.


If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.


--------------------------------------------------------------------------------
Free Look Period

During the free look period (ten days or longer where required by law), you may cancel your Contract. If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at Great-West.



Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Transaction Date. During the free look period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the free look period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the free look period.


Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. During the free look period, all Contributions will be processed as follows:

o Amounts you specify to be allocated to one or more of the available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.
o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

--------------------------------------------------------------------------------
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval.


Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.


You'll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

--------------------------------------------------------------------------------

                                       21
--------------------------------------------------------------------------------
Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of your Variable and Fixed Account Values established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to: o net Contributions allocated to the corresponding Sub-Account, o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

o    minus the daily mortality and expense risk charge,

o minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,

o    minus any applicable Transfer fees, and
o    minus any withdrawals or Transfers from the Sub-Account.


The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a "valuation date"). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.


The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.


Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

--------------------------------------------------------------------------------
Transfers
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by Request to the Annuity Administration Department at Great-West.

Your Request must specify:
o  the amounts being Transferred,
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and o the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year. However, we reserve the right to limit the number of Transfers you make.

There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.


A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at Great-West if received before 4:00 p.m. Eastern time. Requests received after 4:00 p.m. Eastern time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.


Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.


When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 18. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

                                       23
Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.


As a result, we reserve the right to require that all Transfer Requests be made by you and not by your designee and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.


Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.


You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.



If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

--------------------------------------------------------------------------------
How dollar cost averaging works:

 -------- --------- -------- --------
 Month   Contributi  Units     Price
                     Purchased per
                               unit
 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.      $250     10       $25.00
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.       250     12         20.83
 -------- --------- -------- --------
 -------- --------- -------- --------
 Mar.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May        250     15         16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June       250     12         20.83
 -------- --------- -------- --------
 Average   market   value  per  unit $18.06
 Investor's  average  cost  per unit  $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
--------------------------------------------------------------------------------


You may not participate in dollar cost averaging and Rebalancer at the same time.


Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.


                                       25
Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.


You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.


--------------------------------------------------------------------------------
How rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

[GRAPHIC OMITTED]

Stocks 60%
    Large Company 30%
    Small Company 15%
    International 15%

Bonds  30%
Cash   10%



Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

[OBJECT OMITTED]


Stocks 75%
    Large Company 35%
    Small Company 20%
    International 20%

Bonds  20%
Cash    5%

                                       25
Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be re-allocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
--------------------------------------------------------------------------------


On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions: o Your entire Variable Account Value must be included.
o You must specify the percentage of your Variable Account Value you'd like allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the rebalancer option at any time.
o You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

--------------------------------------------------------------------------------
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date Annuity Commencement Date by submitting a written withdrawal request to the Annuity Administration Department at Great-West. Withdrawals are not permitted by telephone. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 18.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
o    A partial  withdrawal or a surrender will be effective upon the Transaction
     Date.
o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.


                                       27
Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 29.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------
Telephone and Internet Transactions
You may make Transfer requests by telephone, fax and/or Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those completed after 4:00 p.m. Eastern time will be made on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

--------------------------------------------------------------------------------
Death Benefit
Before the Annuity Commencement Date, the Death Benefit, if any, will be equal to the greater of:

o the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
o    the  sum  of  Contributions,   less  partial  withdrawals  and/or  periodic
     withdrawals, less any Premium Tax.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value
o    payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

Fixed Account Value
o    payout in a single sum that may be subject to a Market Value Adjustment, or
o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.


                                       28
Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:

o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------


                                       29
Death of Owner Who Is Not the Annuitant
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

--------------------------------------------------------------------------------
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.


As more fully described below, charges under the Contract are assessed only as deductions for:

o    Premium Tax, if applicable,
o    Certain Transfers,
o    a Contract Maintenance Charge, and
o charges against your Variable Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.


                                       31
Contract Maintenance Charge
We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees
There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

Expenses of the Portfolios
The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Variable Annuity Fee Table and Portfolio Annual Expenses on pages 7 and 8.


Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

--------------------------------------------------------------------------------
Payout Options
During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.


Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:
o    The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals.
o    A minimum withdrawal amount of at least $100.
o    The calendar day of the month on which withdrawals will be made.
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

                                   33

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made.
o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o    Charges and fees under the Contract continue to apply.
o Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:
o The amount elected to be paid under the option selected has been reduced to zero,
o    The Annuity Account Value is zero,
o    You request that withdrawals stop, or
o    The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.
Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9). Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page 22 and "Federal Tax Matters" on page 29.

Annuity Payouts
You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contribution. If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

                                       34
--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.
Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
--------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.


Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the 5th valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the 5th valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.


                                       35
Other Restrictions
Once payouts start under the annuity payout option you select:
o       no changes can be made in the payout option,
o       no additional Contributions will be accepted under the Contract, and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options: Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months. Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months. Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.
Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
Any other form of a fixed annuity acceptable to us.
--------------------------------------------------------------------------------


Annuity IRAs
The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

----------------------------------------------

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

--------------------------------------------------------------------------------
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


                                       39
The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities
Section 72 of the Code governs taxation of annuities and distributions from IRAs. You, as a "natural person" will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you may be subject to current taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a withdrawal of such portion. An IRA Contract may not be assigned as collateral for a loan. The taxable portion of a withdrawal (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

The rule also does not apply where:
o    The  annuity  Contract  is  acquired  by the  estate of a  decedent.
o    The Contract is held under an IRA.
o    The Contract is a qualified funding asset for a structured settlement.
o The Contract is purchased on behalf of an employee upon termination of a qualified plan.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal is taxed at ordinary income tax rates.


In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected.) However, the remainder of each annuity payout is taxable at ordinary income tax rates. Once the "investment in the Contract" has been fully recovered, the full amount of any additional annuity payouts is taxable.

Penalty Tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
o    Made on or after the date on which the Owner reaches age 59 1/2.
o    Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:
o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the Contributions to the Contract.

Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Contract Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-account to be deemed to be adequately diversified.

Owner Control

In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the Owner would be taxable on the income and gains produced by those investments. The Company does not believe that an Owner of a Non-Qualified Contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Non-Qualified Contract as may be required to maintain favorable tax treatment.

Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules.

Individual Retirement Annuities
The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code and your Contract and IRA endorsement. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

 If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

--------------------------------------------------------------------------------
Assignments or Pledges
Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.

--------------------------------------------------------------------------------
Performance Data
From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield
The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return

The table on the following page illustrates standardized and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 2001. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data utilize the same calculation method which reflects the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated for periods preceding the inception date of the Sub-Account. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.


                                       41



                                                                Performance Data
                                         Standardized Performance Data                      Non-Standardized Performance Data


Sub-Account                            1 year   5 years   Since    Inception  1 Year 3 years 5 years 10 years    Since     Inception
                                                        Inception  Date of                                   Inception of   Date of
                                                           of      Sub-Account                               Underlying   Underlying
                                                        Sub-Account                                          Portfolio     Portfolio
                                                                                                            (if less than
                                                                                                             10 years)
Alger American Growth                 -12.57%   12.34%   12.42%    11/1/96      N/A  -0.70%    N/A    13.99%    N/A        1/9/1989
American Century VP International     -29.79%    5.45%    6.23%    11/1/96      N/A  -1.98%    N/A     N/A     5.89%       5/1/1994
Baron Capital Asset                    11.38%     N/A     7.90%    5/3/1999     N/A  13.09%    N/A     N/A     22.09%     10/1/1998
Berger IPT-Small Company Growth       -34.05%     N/A    10.71%    5/1/1997     N/A   5.07%   7.10%    N/A     6.03%       5/1/1996
Dreyfus Variable Investment Fund      -10.09%     N/A    -3.61%    5/3/1999     N/A  -0.72%   9.91%    N/A     12.80%      4/5/1993
Appreciation
Dreyfus Variable Investment Fund       -6.65%     N/A    -1.70%    5/3/1999     N/A   1.05%   5.68%    N/A     12.63%      5/2/1994
Growth and Income
Federated American Leaders Fund II     -5.03%    9.28%    9.82%    11/1/1996    N/A   0.65%    N/A     N/A     11.99%     2/10/1994
Federated Fund for U.S. Government     6.12%     5.67%    5.40%    11/1/1996    N/A   4.79%    N/A     N/A     5.29%      3/28/1994
Securities II
Federated Utility Fund II             -14.46%     N/A     1.93%    5/1/1997     N/A  -8.01%   2.01%    N/A     4.76%      2/10/1994
INVESCO VIF-Core Equity                -9.72%    9.18%    9.77%    11/1/1996    N/A   2.24%    N/A     N/A     12.79%     8/10/1994
INVESCO VIF-High Yield                -15.66%   -1.40%   -0.63%    11/1/1996    N/A  -7.17%  -1.37%    N/A     3.33%      5/27/1994
INVESCO VIF-Technology                -46.29%     N/A    -48.03%   3/1/2000     N/A   1.54%    N/A     N/A     9.03%      5/21/1997
Janus Aspen Flexible Income            6.82%      N/A     4.34%    5/3/1999     N/A   4.27%   6.32%    N/A     7.22%      9/13/1993
Janus Aspen Growth                    -25.38%    8.08%    8.34%    11/1/1996    N/A  -3.37%    N/A     N/A     10.84%     9/13/1993
Janus Aspen International Growth      -23.90%     N/A     2.94%    5/3/1999     N/A   4.65%   9.37%    N/A     12.50%      5/2/1994
Janus Aspen Worldwide Growth          -23.11%   10.14%   10.65%    11/1/1996    N/A   1.58%    N/A     N/A     14.75%     9/13/1993
Montgomery Variable Series: Growth    -21.44%    1.96%    2.57%    11/1/1996    N/A  -5.34%    N/A     N/A     5.80%       2/9/1996
Prudential Series Fund Equity         -12.33%     N/A    -4.67%    5/3/1999     N/A    N/A     N/A     N/A     -4.63%      5/4/1999
Class II
SAFECO RST Equity                     -10.17%     N/A     5.06%    5/1/1997     N/A  -4.87%   5.71%   11.82%    N/A        4/3/1987
SAFECO RST Growth Opportunities        18.13%     N/A     8.94%    5/3/1999     N/A   4.79%  10.74%    N/A     18.42%      1/7/1993
Schwab MarketTrack Growth II           -9.19%    7.04%    7.51%    11/1/1996    N/A   0.55%    N/A     N/A     7.67%      11/1/1996
Schwab S&P 500                         -12.91    9.26%   10.00%    11/1/1996    N/A  -2.22%   9.29%    N/A     10.06%     11/1/1996
Scudder Variable Series I Capital     -20.05%     N/A    -3.77%    5/3/1999     N/A  -1.44%   9.51%   10.48%    N/A       7/16/1985
Growth
Scudder Variable Series I Growth and  -12.06%     N/A    -8.08%    5/3/1999     N/A  -3.62%   4.24%    N/A     9.69%       5/2/1994
Income
Scudder VIT EAFE(R)Equity Index        -25.34%    N/A    -10.68%   5/3/1999     N/A  -7.93%    N/A     N/A     -3.00%     8/22/1997
Scudder VIT Small Cap Index            1.25%      N/A     4.46%    5/3/1999     N/A   4.76%    N/A     N/A     3.64%      8/22/1997
Strong Multi Cap Value II              3.23%      N/A    -1.78%    5/3/1999     N/A   2.05%    N/A     N/A     1.53%      10/10/1997
Van Kampen Universal Institutional     8.91%      N/A     5.75%    9/17/1997    N/A  10.88%    N/A     N/A     7.37%       3/3/1997
Funds  U.S. Real Estate*


*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio ("LIT Portfolio") were merged into the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio ("UIF Portfolio"). The LIT Portfolio was terminated following the merger. The Sub-Account that had invested in the LIT Portfolio until that time began investing in the UIF Portfolio. As a result, both the standardized and non-standardized performance shown above reflect only the performance of the UIF Portfolio and not that of the LIT Portfolio.

                                       42
Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o    the ranking of or asset  allocation/investment  strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts

Charles Schwab & Co., Inc. ("Schwab") is the principal underwriter and distributor of the Contracts. Schwab is registered with the SEC as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 101 Montgomery Street, San Francisco, California 94104, telephone 800-838-0650.

Certain administrative services are provided by Schwab to assist Great-West in processing the Contracts. These services are described in written agreements between Schwab and Great-West. Great-West has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

--------------------------------------------------------------------------------
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.


                                       43
--------------------------------------------------------------------------------
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include: o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o   To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account.
o   To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o   To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o   To change the time or time of day at which a valuation date is deemed to have ended.
o   To make any other necessary technical changes in the Contract in order to conform with any
    action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
--------------------------------------------------------------------------------
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. And, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of Great-West.
--------------------------------------------------------------------------------
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.
--------------------------------------------------------------------------------

Experts
The consolidated financial statements incorporated by reference from Great-West Life & Annuity Insurance Company's Annual Report on Form 10-K for the year ended December 31, 2001, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report which is incorporated herein by reference and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
Incorporation of Certain Documents by Reference and Available Information Great-West's Annual Report on Form 10-K for the year ended December 31, 2001 is incorporated herein by reference, which means that it is legally a part of this Prospectus. All documents or reports filed by Great-West under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (the "Exchange Act") after the effective date of this Prospectus are also incorporated by reference. Such documents or reports will be part of this Prospectus from the date such documents are filed.

Great-West files its Exchange Act documents and reports, including its annual and quarterly annual reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000744455.

We have filed a registration statement ("Registration Statement") with the SEC under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information.

You may request a free copy of any or all of the information incorporated by reference into the Prospectus (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written request for such documents to:

Annuity Administration Department
P. O. Box 173920
Denver, Colorado  80217-3920
1-800-838-0650


                                       49
The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.




Table of Contents of Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o    general information

o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account

o    the calculation of annuity payouts

o    postponement of payouts

o    services

o    withholding

o    calculation of performance data

--------------------------------------------------------------------------------

Appendix A--Condensed Financial Information
                                 Selected data for accumulation units
                          Outstanding through each period ending December 31


                                                                                                                    Federated
                              Alger      American      Baron     Berger IPT  Dreyfus VIF    Dreyfus     Federated    Fund for
                             American   Century VP    Capital       Small      Capital     VIF Growth   American       U.S.
                              Growth    International  Asset       Company   Appreciation   & Income   Leaders II   Government
                                                                   Growth                                           Securities
                                                                                                                        II
                           -----------------------------------------------------------------------------------------------------

Date Sub-Account             11/01/96    11/01/96     05/03/99    05/01/97     05/03/99      5/3/99     11/01/96     11/01/96
Commenced Operations

2001
 Beginning Unit Value            $20.99      $19.51       $11.00      $24.43       $10.09       $10.24      $17.12       $12.40
                           =====================================================================================================
 Ending Unit Value               $18.35       13.70       $12.25      $16.11        $9.07        $9.56      $16.26       $13.16
                           =====================================================================================================
 Number of Units              2,859,914     756,485    1,057,192   1,702,960      880,333      778,050   1,491,691    4,482,043
Outstanding
                           =====================================================================================================
 Net Assets (000's)             $52,489     $10,364      $12,954     $27,440       $7,987       $7,440     $24,283      $58,968
                           =====================================================================================================

2000
 Beginning Unit Value            $24.84      $23.66       $11.40      $26.37       $10.24       $10.73      $16.87       $11.27
                           =====================================================================================================
 Ending Unit Value               $20.99      $19.51       $11.00      $24.43       $10.09       $10.24      $17.12       $12.40
                           =====================================================================================================
 Number of Units              3,090,861     808,346      655,329   1,876,729      474,144      264,684   1,211,956    3,179,462
Outstanding
                           =====================================================================================================
 Net Assets (000's)             $64,886     $15,773       $7,209     $45,853       $4,784       $2,714     $20,780      $39,417
                           =====================================================================================================

1999
 Beginning Unit Value            $18.74      $14.54       $10.00      $13.89       $10.00       $10.00      $15.95       $11.43
                           =====================================================================================================
 Ending Unit Value               $24.84      $23.66       $11.40      $26.37       $10.24       $10.73      $16.87       $11.27
                           =====================================================================================================
 Number of Units              2,200,675     602,867      502,097   1,072,037      245,395       49,371   1,441,835    2,809,027
Outstanding
                           =====================================================================================================
 Net Assets (000's)             $54,671     $14,264       $5,723     $28,268       $2,513         $534     $24,346      $31,648
                           =====================================================================================================

1998
 Beginning Unit Value            $12.76      $12.35                   $13.75                                $13.67       $10.71
                           =====================================================================================================
 Ending Unit Value               $18.74      $14.54                   $13.89                                $15.95       $11.43
                                                                             ===================================================
                           =====================================================================================================
 Number of Units              1,306,403     560,117                  428,983                             1,761,482    2,136,709
Outstanding
                                                                             ===================================================
                           =====================================================================================================
 Net Assets (000's)             $24,487      $8,147                   $5,959                               $28,117      $24,427
                           =====================================================================================================

1997
 Beginning Unit Value            $10.24      $10.49                   $10.00                                $10.42        $9.97
                                                                             ===================================================
                           ==================================================
 Ending Unit Value               $12.76      $12.35                   $13.75                                $13.67       $10.71
                                                    ============================================================================
                           =========================                         ===================================================
 Number of Units                417,062     298,157                  124,653                             1,424,891      815,966
Outstanding
                                                                             ===================================================
                           =====================================================================================================
 Net Assets (000's)                  $5      $3,683                   $1,714                               $19,505       $8,737
                           =====================================================================================================

1996
 Beginning Unit Value                                                                                       $10.00       $10.00
                                                    ============================================================================
                           =========================
 Ending Unit Value                                                                                          $10.42        $9.97
                                                    ============================================================================
                           =====================================================================================================
 Number of Units                                                                                            64,343        9,330
Outstanding
                                                    ============================================================================
                           =====================================================================================================
 Net Assets (000's)                                                                                           $686          $93
                           =====================================================================================================
                                                                                                                     (Continued)


                                                                                                          Janus    Janus Aspen
                                                                             Janus Aspen                  Aspen       Series
                            Federated     INVESCO   INVESCO VIF    INVESCO      Series    Janus Aspen    Series     Worldwide
                            Utility II   VIF Core    High Yield      VIF       Flexible      Series    International  Growth
                                          Equity                 Technology     Income       Growth      Growth
                           -----------------------------------------------------------------------------------------------------

Date Sub-Account              5/1/97      11/1/96     11/1/96     03/01/00     05/03/99     11/01/96    05/03/99     11/01/96
Commenced Operations

2001
 Beginning Unit Value            $12.81      $17.97       $11.51       $5.60       $10.49       $20.32      $14.20       $21.99
                           =====================================================================================================
 Ending Unit Value               $10.95      $16.22        $9.70       $3.01       $11.20       $15.16      $10.81       $16.91
                           =====================================================================================================
 Number of Units                238,710   2,191,193    1,802,549   4,253,860    2,866,207    3,590,948   2,109,314    3,763,889
Outstanding
                           =====================================================================================================
 Net Assets (000's)              $2,615     $35,560      $17,491     $12,785      $32,113      $54,439     $22,800      $63,654
                           =====================================================================================================

2000
 Beginning Unit Value            $14.18      $17.28       $13.14      $10.00        $9.95       $23.98      $17.04       $26.30
                           =====================================================================================================
 Ending Unit Value               $12.81      $17.97       $11.51       $5.60       $10.49       $20.32      $14.20       $21.99
                           =====================================================================================================
 Number of Units                260,840   2,043,703    1,919,249   4,296,975    1,624,948    4,289,162   2,082,710    4,803,181
Outstanding
                           =====================================================================================================
 Net Assets (000's)              $3,340     $36,739      $22,081     $24,047      $17,043      $87,143     $29,582     $105,639
                           =====================================================================================================

1999
 Beginning Unit Value            $14.07      $15.18       $12.13                   $10.00       $16.79      $10.00       $16.13
                                                                 ===============================================================
                           =====================================================================================================
 Ending Unit Value               $14.18      $17.28       $13.14                    $9.95       $23.98      $17.04       $26.30
                                                                 ===============================================================
                           =====================================================================================================
 Number of Units                280,957   1,752,510    2,003,863                  838,445    3,396,683     772,937    4,259,845
Outstanding
                                                                 ===============================================================
                           =====================================================================================================
 Net Assets (000's)              $3,985     $30,299      $26,326                   $8,347      $81,453     $13,174     $112,048
                           =====================================================================================================

1998
 Beginning Unit Value            $12.45      $13.27       $12.09                                $12.49                   $12.62
                                                                 ===============================================================
                           =====================================================================================================
 Ending Unit Value               $14.07      $15.18       $12.13                                $16.79                   $16.13
                                                                 ===============================================================
                           =====================================================================================================
 Number of Units                416,024   1,638,804    1,867,862                             1,979,076                3,616,710
Outstanding
                                                                 ===============================================================
                           =====================================================================================================
 Net Assets (000's)              $5,852     $24,882      $22,654                               $33,242                  $58,337
                           =====================================================================================================

1997
 Beginning Unit Value            $10.00      $10.44       $10.39                                $10.26                   $10.42
                                                                 ===============================================================
                           =====================================================================================================
 Ending Unit Value               $12.45      $13.27       $12.09                                $12.49                   $12.62
                                                                 ===============================================================
                           =====================================================================================================
 Number of Units                168,289   1,270,248    1,360,681                             1,335,615                2,208,577
Outstanding
                                                                 ===============================================================
                           =====================================================================================================
 Net Assets (000's)              $2,095     $16,867      $16,450                               $16,678                  $27,868
                           =====================================================================================================

1996
 Beginning Unit Value                        $10.00       $10.00                                $10.00                   $10.00
                                                    ============================================================================
                           =========================
 Ending Unit Value                           $10.44       $10.39                                $10.26                   $10.42
                                                    ============================================================================
                           =====================================================================================================
 Number of Units                             68,094       52,044                                93,401                   51,895
Outstanding
                                                    ============================================================================
                           =====================================================================================================
 Net Assets (000's)                            $719         $541                                  $960                     $541
                           =====================================================================================================
                                                                                                                     (Continued)

                                                                                                                     Scudder
                            Montgomery  Prudential                              Schwab                               Variable
                             Variable     Series     SAFECO RST  SAFECO RST  MarketTrack     Schwab    Schwab S&P    Series I
                             Series:    Fund Equity    Equity      Growth     Growth II   Money Market     500       Capital
                              Growth                                                                                Growth - A
                           -----------------------------------------------------------------------------------------------------

Date Sub-Account             11/01/96    05/03/99     05/01/97    05/03/99     11/01/96     11/01/96    11/01/96     05/03/99
Commenced Operations

2001
 Beginning Unit Value            $14.55      $10.05       $14.05      $10.64       $16.05       $11.93      $18.83       $11.30
                           =====================================================================================================
 Ending Unit Value               $11.43       $8.81       $12.62      $12.57       $14.57       $12.26      $16.40        $9.03
                           =====================================================================================================
 Number of Units                453,313     119,514      859,655   1,066,369      896,576   13,479,708   6,729,128      438,902
Outstanding
                           =====================================================================================================
 Net Assets (000's)              $5,188      $1,053      $10,848     $13,404      $13,067     $165,358    $110,371       $3,964
                           =====================================================================================================

2000
 Beginning Unit Value            $16.13       $9.85       $15.88      $11.44       $17.01       $11.35      $20.95       $12.64
                           =====================================================================================================
 Ending Unit Value               $14.55      $10.05       $14.05      $10.64       $16.05       $11.93      $18.83       $11.30
                           =====================================================================================================
 Number of Units                457,499     159,971      940,488     576,155      818,621   12,387,477   5,933,342      403,433
Outstanding
                           =====================================================================================================
 Net Assets (000's)              $6,664      $1,607      $13,212      $6,131      $13,138     $147,767    $111,752       $4,557
                           =====================================================================================================

1999
 Beginning Unit Value            $13.47      $10.00       $14.65      $10.00       $14.34       $10.93      $17.54       $10.00
                           =====================================================================================================
 Ending Unit Value               $16.13       $9.85       $15.88      $11.44       $17.01       $11.35      $20.95       $12.64
                           =====================================================================================================
 Number of Units                410,065      32,428    1,065,919     155,643      560,533    9,858,627   5,457,283      186,640
Outstanding
                           =====================================================================================================
 Net Assets (000's)              $6,625        $320      $16,928      $1,780       $9,532     $111,967    $114,346       $2,360
                           =====================================================================================================

1998
 Beginning Unit Value            $13.20                   $11.83                   $12.79       $10.49      $13.81
                                        ========================================================================================
                           =========================
 Ending Unit Value               $13.47                   $14.65                   $14.34       $10.93      $17.54
                                        ============
                           =====================================================================================================
 Number of Units                600,573                1,168,094                  447,514    6,647,088   4,084,150
Outstanding
                                        ========================================================================================
                           =========================
 Net Assets (000's)              $8,097                  $17,116                   $6,416      $72,692     $71,644
                           =====================================================================================================

1997
 Beginning Unit Value            $10.35                   $10.00                   $10.35       $10.07      $10.52
                           =========================
                                        ========================================================================================
 Ending Unit Value               $13.20                   $11.83                   $12.79       $10.49      $13.81
                                        ============
                           =====================================================================================================
 Number of Units                643,029                  357,176                  284,530    4,111,111   2,115,176
Outstanding
                                        ========================================================================================
                           =========================
 Net Assets (000's)              $8,495                   $4,226                   $3,638      $43,163     $29,224
                           =====================================================================================================

1996
 Beginning Unit Value             $10.00                                           $10.00       $10.00      $10.00
                                                    ============================================================================
                           =========================
 Ending Unit Value               $10.35                                            $10.35       $10.07      $10.52
                                                    ============================================================================
                           =====================================================================================================
 Number of Units                 10,632                                            16,525      294,154      61,990
Outstanding
                                                    ============================================================================
                           =====================================================================================================
 Net Assets (000's)                $116                                              $171       $2,991        $659
                           =====================================================================================================
                                                                                                                     (Continued)


                                       51


                                                                              Van Kampen
                             Scudder                                          Universal
                             Variable     Scudder   Scudder VIT              Institutional
                             Series I    VIT EAFE    Small Cap     Strong     Fund U.S.
                             Growth &     Equity       Index      Multi Cap  Real Estate*
                            Income - A     Index                  Value II
                                        --------------------------------------------------
                           -------------

Date Sub-Account             05/03/99    05/03/99     05/03/99    05/03/99     09/17/97
Commenced Operations

2001
 Beginning Unit Value             $9.09       $9.92       $11.10       $9.24       $11.25
                           ===============================================================
 Ending Unit Value                $7.99       $7.40       $11.24       $9.54       $12.26
                           =============
                                        ==================================================
 Number of Units                376,108     589,568      843,685   1,463,902      830,637
Outstanding
                           ===============================================================
 Net Assets (000's)              $3,006      $4,366       $9,484     $13,995      $10,186
                           ===============================================================

2000
 Beginning Unit Value             $9.36      $12.00       $11.65       $8.64        $8.86
                           ===============================================================
 Ending Unit Value                $9.09       $9.92       $11.10       $9.24       $11.25
                           ===============================================================
 Number of Units                190,165     290,653      464,935     563,906      786,877
Outstanding
                           =============
                                        ==================================================
 Net Assets (000's)              $1,728      $2,883       $5,162      $5,146        $8860
                           ===============================================================

1999
 Beginning Unit Value            $10.00      $10.00       $10.00      $10.00        $9.25
                           ===============================================================
 Ending Unit Value                $9.36      $12.00       $11.65       $8.64        $8.86
                           ===============================================================
 Number of Units                 61,409     161,396      203,338      91,471      347,481
Outstanding
                           ===============================================================
 Net Assets (000's)                $575      $1,937       $2,369        $817       $3,083
                           ===============================================================

1998
 Beginning Unit Value                                                              $10.56
                                        ==================================================
                           ===============================================================
 Ending Unit Value                                                                  $9.25
                                        ==================================================
                           ===============================================================
 Number of Units                                                                  308,021
Outstanding
                                        ==================================================
                           ===============================================================
 Net Assets (000's)                                                                $2,854
                           ===============================================================

1997
 Beginning Unit Value                                                              $10.00
                                        ==================================================
                           ===============================================================
 Ending Unit Value                                                                 $10.56
                                        ==================================================
                           ===============================================================
 Number of Units                                                                  175,621
Outstanding
                                        ==================================================
                           ===============================================================
 Net Assets (000's)                                                                $1,859
                           ===============================================================


*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Fund U.S. Real Estate Portfolio after that date.


                                       52

--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments
The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula
The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The Market Value Adjustment Factor is:

{[(1 + i)/(1 + j +.10%)] N/12} - 1

Where:
o   i is the U.S. Treasury Strip ask side yield as published in the Wall
    Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.
o   j is the U.S. Treasury Strip ask side yield as published in the Wall
    Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.
o   N is the number of complete months remaining until maturity.

The MVA will equal 0 if:
o       i and j differ by less than .10%
o       N is less than 6

Examples
Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example 1--Increasing Interest Rates

-------------------------- -------------------------
-------------------------  $25,000 on  November  1,
Deposit                    1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]65/12} - 1
       = .952885 - 1
       = -.047115

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x - .047115 =
       - $471.15

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + - $471.15)
       = $9,528.85

Example 2--Decreasing Interest Rates
-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          5.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.051]65/12} - 1
       = .055323

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x .0055323 =
       $553.23

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $553.23)
       = $10,553.23

                                       54
Example 3--Flat Interest Rates (i and j are within .10% of each other)
-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          6.24%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.0634]65/12} - 1
       = .99036 - 1
       = -.00964
However, [i-j] <.10%, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000

Example 4--N equals less than 6 months to maturity
-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2005
-------------------------- -------------------------
-------------------------- -------------------------
J                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          5
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]5/12} - 1
       = .99629 - 1
       = -.00371
However, N<6, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000
                                       55

--------------------------------------------------------------------------------
Appendix C--Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflect the investment performance of the Portfolio as well as the payment of Portfolio expenses.


                        VARIABLE ANNUITY-1 SERIES ACCOUNT




                            Flexible Premium Deferred
                Combination Variable and Fixed Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2002, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

                                   May 1, 2002


                                       TABLE OF CONTENTS


                                                                                          Page


GENERAL INFORMATION........................................................................B-3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-3
CALCULATION OF ANNUITY PAYMENTS............................................................B-3

        -Fixed Annuity Options.............................................................B-3
        -Variable Annuity Options..........................................................B-4

POSTPONEMENT OF PAYMENTS...................................................................B-4
SERVICES...................................................................................B-4
        - Safekeeping of Series Account Assets.............................................B-4
        - Experts..........................................................................B-4
        - Principal Underwriter............................................................B-5
WITHHOLDING................................................................................B-5
CALCULATION OF PERFORMANCE DATA............................................................B-6

        -Yield and Effective Yield Quotations for the Money Market Sub-Account.............B-6
        -Total Return and Yield Quotations for All Sub-Accounts (Other than
         Money Market).....................................................................B-7
FINANCIAL STATEMENTS.......................................................................B-7


                                      GENERAL INFORMATION

        In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                          GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


        Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 81.03% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

        Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Fitch, Inc. has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                           CALCULATION OF ANNUITY PAYMENTS

        A.     Fixed Annuity Options


        The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.


        B.     Variable Annuity Options


        To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

        The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the variable annuity payments for each Sub-Account.


                            POSTPONEMENT OF PAYMENTS


        With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Schwab Insurance Services. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.


                                   SERVICES

        A.     Safekeeping of Series Account Assets


        The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to Great-West Lifeco, Inc. in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.


        B.     Experts

        The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


        The consolidated financial statements of GWL&A as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, incorporated by reference into the Prospectus and included in this Statement of Additional Information and the financial statements of the Series Account for the years ended December 31, 2001 and 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


        C.     Principal Underwriter

        The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by Schwab was zero for the last three fiscal years.

                              WITHHOLDING

        Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.


        Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.


                      CALCULATION OF PERFORMANCE DATA

A.      Yield and Effective Yield Quotations for the Money Market Sub-Account
        ---------------------------------------------------------------------


        The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2001 ("base period") and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Sub-Account will be for the base period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account's underlying portfolio are excluded from the calculation of yield and effective yield.



B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)
     ---------------------------------------------------------------------------

        The total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the one, five and ten year periods of time ended December 31, 2001, or since inception if the Sub-Account has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      n =    number of years
                      ERV    = ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the particular period at the end of the particular period


        For purposes of the total return quotations for these Sub-Accounts, the calculations take into effect all recurring fees that are charged to the Owner accounts, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception date of the Sub-Account. This is possible in cases where the underlying portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the underlying portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method.

        The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day period ended on December 31, 2001, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                         YIELD = 2[((a-b)/cd) +1)6 -1]

Where:        a =    net  investment  income  earned  during  the  period by the  corresponding portfolio of the Fund attributable to shares owned by the Sub-Account.
              b =    expenses accrued for the period (net of reimbursements).
              c =    the average  daily number of  Accumulation  Units  outstanding  during the period.
              d =    the maximum  offering price per  Accumulation  Unit on the last day of the period.



        For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect all recurring fees that are charged to the Owner accounts, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size.


                                     FINANCIAL STATEMENTS


        The consolidated financial statements of GWL&A incorporated by reference into the Prospectus should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts are affected solely by the investment results of the Series Account.

     Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company

     Financial Statements for the Years Ended December 31, 2001 and 2000 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
     Variable Annuity-1 Series Account of
     Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2001, by investment division, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2001, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.




/s/Deloitte & Touche LLP
February 14, 2002


----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                      ALGER AMERICAN GROWTH PORTFOLIO AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $                    52,439,779 $                11,543,243
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                            0                           0
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                            58,238
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Total assets                                                     52,498,017                  11,543,243
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                              1,177,461
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                       8,576                       1,780
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Total liabilities                                                     8,576                   1,179,241
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                    52,489,441 $                10,364,002
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Accumulation units                             $                    52,487,603 $                10,364,002
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                                1,838
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                    52,489,441 $                10,364,002
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                            2,859,914                     756,485
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                         18.35 $                     13.70
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $                    76,897,502 $                11,364,070
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Shares of investments:                                               1,426,157                   1,751,630
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
    BARON CAPITAL ASSET FUND BERGER IPT-SMALL COMPANY GROWTH FUND
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,894,369  $             27,342,944
----------------------------------------------------
----------------------------------------------------
                        0                         0
----------------------------------------------------
----------------------------------------------------
                   61,614                   102,026
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
               12,955,983                27,444,970
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                    2,086                     4,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                    2,086                     4,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------
                1,057,192                 1,702,960
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $                 12.25  $                  16.11
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------
  $            12,049,733  $             43,317,457
----------------------------------------------------
----------------------------------------------------
                  668,102                 1,921,500
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------------
    DEUTSCHE ASSET                      DEUTSCHE ASSET
    MANAGEMENT VIT                      MANAGEMENT VIT
    EAFE EQUITY INDEX FUND             SMALL CAP INDEX FUND
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 5,868,311  $                9,438,992
----------------------------------------------------------
----------------------------------------------------------
                            0                           0
----------------------------------------------------------
----------------------------------------------------------
                                                   46,428
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    5,868,311                   9,485,420
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    1,501,688
----------------------------------------------------------
----------------------------------------------------------
                          941                       1,539
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    1,502,629                       1,539
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------
                      589,568                     843,685
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                      7.40  $                    11.24
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------
  $                 5,817,364  $                9,808,942
----------------------------------------------------------
----------------------------------------------------------
                      699,441                     879,682
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                  (Continued)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                      DREYFUS VIF CAPITAL               DREYFUSP VIF
                                                      APPRECIATION PORTFOLIO       GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
ASSETS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $              7,861,814  $              7,447,496
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                     0                         0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                    126,106
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
        Total assets                                               7,987,920                 7,447,496
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                         5,849
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                1,281                     1,205
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
        Total liabilities                                              1,281                     7,054
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS                                          $              7,986,639  $              7,440,442
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Accumulation units                             $              7,986,639  $              7,436,647
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                                                   3,795
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS                                          $              7,986,639  $              7,440,442
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                       880,333                   778,050
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                   9.07  $                   9.56
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $              8,266,344  $              7,689,151
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Shares of investments:                                          224,752                   343,995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------
    FEDERATED AMERICAN LEADERS          FEDERATED FUND FOR U.S.
        FUND II                         GOVERNMENT SECURITIES II
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,273,841  $               59,873,410
-------------------------------------------------------
-------------------------------------------------------
                         0                           0
-------------------------------------------------------
-------------------------------------------------------
                    13,101
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                24,286,942                  59,873,410
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                                               895,424
-------------------------------------------------------
-------------------------------------------------------
                     3,956                       9,651
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                     3,956                     905,075
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,282,986  $               58,968,335
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,257,841  $               58,968,335
-------------------------------------------------------
-------------------------------------------------------
                    25,145
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,282,986  $               58,968,335
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------
                 1,491,691                   4,482,043
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $                  16.26  $                    13.16
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------
  $             25,363,770  $               57,749,792
-------------------------------------------------------
-------------------------------------------------------
                 1,260,979                   5,238,269
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------

--------------------------------------------------------
    FEDERATED UTILITY FUND II    INVESCO VIF-HIGH YIELD FUND
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,608,424  $                 15,588,033
--------------------------------------------------------
--------------------------------------------------------
                        0                     1,890,763
--------------------------------------------------------
--------------------------------------------------------
                    6,897                        15,147
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                2,615,321                    17,493,943
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                      424                         2,839
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                      424                         2,839
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------
                  238,710                     1,802,549
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $                 10.95  $                       9.70
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------
  $             2,951,354  $                 20,086,150
--------------------------------------------------------
--------------------------------------------------------
                  251,536                     2,040,318
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                      INVESCO VIF-EQUITY    INVESCO VIF-TECHNOLOGY FUND
                                                        INCOME FUND
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Investments at market value (1)                $          35,074,850  $           12,690,066
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Investment income due and accrued                            401,385                       0
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Purchase payments receivable                                  89,791                  96,945
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        Total assets                                           35,566,026              12,787,011
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Redemptions payable
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company             5,761                   2,077
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        Total liabilities                                           5,761                   2,077
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $          35,560,265  $           12,784,934
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Accumulation units                             $          35,547,608  $           12,784,934
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Contracts in payout phase                                     12,657
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $          35,560,265  $           12,784,934
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                  2,191,193               4,253,860
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $               16.22  $                 3.01
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $          37,822,009  $           22,471,133
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Shares of investments:                                     1,887,774                 825,639
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
    JANUS ASPEN SERIES FLEXIBLE   JANUS ASPEN SERIES      JANUST ASPEN SERIES INTERNATIONAL JANUS ASPENF SERIES
    INCOME PORTFOLIO               GROWTH PORTFOLIO        GROWTH PORTFOLIO                 WORLDWIDE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,071,870  $      54,434,866 $                    23,844,975  $              64,720,739
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                            0                  0                               0                          0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                       46,598             12,592
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                   32,118,468         54,447,458                      23,844,975                 64,720,739
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                       1,040,996                  1,055,741
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                        5,157              8,892                           3,850                     10,513
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                        5,157              8,892                       1,044,846                  1,066,254
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,438,566 $                    22,800,129  $              63,654,485
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,435,568 $                    22,800,129  $              63,653,009
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                           2,998                                                      1,476
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,438,566 $                    22,800,129  $              63,654,485
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                    2,866,207          3,590,948                       2,109,314                  3,763,889
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                     11.20  $           15.16 $                         10.81  $                   16.91
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,209,872  $      81,977,398 $                    22,582,666  $              80,084,266
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                    2,750,589          2,738,172                       1,015,977                  2,267,720
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                      MONTGOMERY VARIABLE SERIES   PRUDENTIAL SERIES FUND
                                                        GROWTH FUND                EQUITY CLASS II PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $                5,166,554  $                 1,052,939
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                       0                            0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                       22,004                            0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
        Total assets                                                 5,188,558                    1,052,939
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Redemptions payable
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                    853                          173
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
        Total liabilities                                                  853                          173
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                5,187,705  $                 1,052,766
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Accumulation units                             $                5,180,902  $                 1,052,766
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                           6,803
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                5,187,705  $                 1,052,766
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                         453,313                      119,514
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                    11.43  $                      8.81
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $                7,579,267  $                 1,114,681
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Shares of investments:                                            482,856                       51,388
------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    SAFECO RST EQUITY                   SAFECO RST GROWTH         SCHWAB MARKETTRACK           SCHWAB MONEY
    PORTFOLIO                      OPPORTUNITIES PORTFOLIO         GROWTH PORTFOLIO II     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,812,525  $                  14,705,056 $            13,069,929  $          160,171,068
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                          0                              0                       0                 207,588
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                     37,429                                                      0               5,004,949
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                 10,849,954                     14,705,056              13,069,929             165,383,605
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                 1,298,651                     498
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                      1,776                          2,122                   2,125                  25,106
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                      1,776                      1,300,773                   2,623                  25,106
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,358,499
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,322,459
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                                    36,040
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,358,499
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                    859,655                      1,066,369                 896,576              13,479,708
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $                   12.62  $                       12.57 $                 14.57  $                12.26
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              13,295,147  $                  13,494,677 $            14,857,126  $          160,171,068
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                    437,754                        671,771               1,006,153             160,171,068
-----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                       SCHWAB S&P 500 PORTFOLIO  SCUDDER VARIABLE SERIES I CAPITAL
                                                                                 GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $             108,924,756  $              3,942,344
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                      0                         0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                   1,464,423                    22,139
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        Total assets                                              110,389,179                 3,964,483
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Redemptions payable
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                17,843                       647
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        Total liabilities                                              17,843                       647
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                          $             110,371,336  $              3,963,836
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Accumulation units                             $             110,360,118  $              3,963,836
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                         11,218
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                          $             110,371,336  $              3,963,836
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                      6,729,128                   438,902
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                   16.40  $                   9.03
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $             120,724,899  $              4,818,076
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Shares of investments:                                         6,585,535                   240,975
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
    SCUDDER VARIABLE SERIES       STRONG MULTICCAP VALUE    UNIVERSAL INSTITUTIONAL TOTAL SCHWAB
    GROWTH & INCOME               FUND II                   FUND U.S. REAL ESTATE    SELECT ANNUITY
    PORTFOLIO                                               PORTFOLIO
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,578  $          14,066,719 $             10,417,733  $     805,354,223
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                        0                      0                        0          2,499,736
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                                   7,226,427
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                3,006,578             14,066,719               10,417,733        815,080,386
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                          71,697                  230,408          7,278,413
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                      492                    228                    1,670            128,048
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                      492                 71,925                  232,078          7,406,461
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,994,794 $             10,185,655  $     807,673,925
----======================---====================--=======================---================
----======================---====================--=======================---================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,964,779 $             10,180,094  $     807,536,379
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                          30,015                    5,561            137,546
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,994,794 $             10,185,655  $     807,673,925
----======================---====================--=======================---================
----======================---====================--=======================---================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                  376,108              1,463,902                  830,637
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $                  7.99  $                9.54 $                  12.26
----======================---====================--=======================-------------------
----======================---====================--=======================-------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,235,521  $          13,895,698 $             10,537,658  $     922,232,791
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                  337,818              1,380,443                  862,395        200,420,387
---------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Concluded)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      ALGER AMERICAN        ALGER AMERICAN
                                                      BALANCED PORTFOLIO    GROWTH PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $         535,388 $       1,452,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                          535,388         1,452,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            71               187
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          71               187
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $         535,317 $       1,452,350
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $         535,317 $       1,452,350
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                 55,197           163,266
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.70 $            8.90
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $         526,150 $       1,496,120
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    40,932            39,503
----------------------------------------------------------------------------------------
------------------------------------------------------------------------------
    ALLIANCE VP GROWTH     ALLIANCE VP GROWTH   ALLIANCEBERNSTEIN    AMERICANE CENTURY
    & INCOME PORTFOLIO     PORTFOLIO            VP REAL ESTATE       VP INTERNATIONAL
                                                INVESTMENT PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,962  $         129,035 $         712,126  $         854,839
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
            1,627,962            129,035           712,126            854,839
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  159
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  207                410                87                107
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  366                410                87                107
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,596  $         128,625 $         712,039  $         854,732
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,596  $         128,625 $         712,039  $         854,732
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
              173,398             14,995            64,429            103,318
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $              9.39  $            8.58 $           11.05  $            8.27
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,570,456  $         121,653 $         696,975  $         836,534
------------------------------------------------------------------------------
------------------------------------------------------------------------------
               73,464              7,858            61,924            129,718
------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      AMERICAN CENTURY        BERGER IPT-
                                                      VP INCOME &            LARGE CAP
                                                      GROWTH PORFOLIO        GROWTH FUND
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $          82,865 $         197,387
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                           82,865           197,387
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            11                25
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          11                25
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $          82,854 $         197,362
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $          82,854 $         197,362
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                  8,854            23,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.36 $            8.39
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $          82,398 $         201,893
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    12,827            11,550
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    BERGER IPT-SMALL      DELAWARE GPF        DEUTSCHE ASSET    DEUTSCHE ASSET
    COMPANY GROWTH FUND   PREMIUM SMALL       MANAGEMENT VIT    MANAGEMENTVIT
                          CAP VALUE SERIES   EAFE EQUITY INDEX  SMALL CAP INDEX FUND
                                              FUND
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,021,897  $       1,108,126 $         354,791  $         919,087
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             56,271
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
          1,078,168          1,108,126           354,791            919,087
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                               124,596                              127,116
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                132             46,480                45                112
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                132            171,076                45            127,228
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,078,036  $         937,050 $         354,746  $         791,859
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,078,036  $         937,050 $         354,746  $         791,859
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            134,755             87,536            43,217             78,311
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            8.00  $           10.70 $            8.21  $           10.11
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         954,183  $       1,058,621 $         347,802  $         849,931
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             71,813             56,740            42,287             85,656
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      DREYFUS VIF SMALL     DREYFUS VIFI
                                                      SMALL-CAP PORTFOLIO   GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $         777,316 $         274,795
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                          777,316           274,795
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            97                36
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          97                36
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $         777,219 $         274,759
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $         777,219 $         274,759
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                 79,462            29,458
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.78 $            9.33
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $         785,717 $         269,680
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    22,127            12,693
----------------------------------------------------------------------------------------
---------------------------------------------------------------------------
    FEDERATED INTERNATIONAL  INVESCO VIF-HIGH  INVESCO VIF-      J.P.MORGAN
    EQUITY FUND II           YIELD FUND        TECHNOLOGY FUND   SERIES TRUST II
                                                                 SMALL COMPANY FUND
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,999  $        714,584  $         220,061  $      1,461,175
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                               86,676
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                  93,785
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
             13,999           801,260            313,846         1,461,175
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                                   105,831
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                  2                98                 30               180
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                  2                98                 30           106,011
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,997  $        801,162  $         313,816  $      1,355,164
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,997  $        801,162  $         313,816  $      1,355,164
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
              1,780            95,993             43,622           138,398
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $            7.86  $           8.35  $            7.19  $           9.79
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,802  $        802,897  $         227,079  $      1,381,247
---------------------------------------------------------------------------
---------------------------------------------------------------------------
              1,230            93,532             14,318           110,528
---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      JANUS ASPEN SERIESJ    JANUS ASPEN SERIES
                                                      WORLDWIDE GROWTH       FLEXIBLE INCOME PORTFOLIO
                                                       PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $       1,356,192 $       5,248,204
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable                                                 2,291
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company                        11,084
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                        1,356,192         5,261,579
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company           173
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                         173
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $       1,356,019 $       5,261,579
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $       1,356,019 $       5,261,579
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                160,194           505,552
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            8.46 $           10.41
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $       1,309,470 $       5,349,547
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    47,519           450,103
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    OPPENHEIMER GLOBAL      PBHG INSURANCE    SAFECOR RST      SCHWAB MARKETTRACK
    SECURITIES FUND/VA      SERIES LARGE CAP  EQUITY PORFOLIO  GROWTH PORTFOLIO II
                            GROWTH PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,383  $         429,007 $          78,824  $         957,919
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            571,383            429,007            78,824            957,919
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 73                 57                10                123
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 73                 57                10                123
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,310  $         428,950 $          78,814  $         957,796
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,310  $         428,950 $          78,814  $         957,796
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             60,280             50,780             8,341            101,204
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            9.48  $            8.45 $            9.45  $            9.46
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         563,800  $         476,439 $          75,762  $         946,246
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             25,017             24,375             3,191             73,743
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      SCHWAB MONEY MARKET  SCHWAB S&P 500
                                                        PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $      22,919,165 $       5,443,485
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued                         24,946
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable                             184,941           234,033
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                       23,129,052         5,677,518
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company        17,425               686
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                      17,425               686
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $      23,111,627 $       5,676,832
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $      23,111,627 $       5,676,832
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                              2,276,946           615,386
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $           10.15 $            9.22
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $      22,919,165 $       5,448,973
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                22,919,165           329,110
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    SCUDDER VARIABLE     SCUDDER VARIABLE      STRONG VIF MID-  STRONG VIF OPPORTUNITY
    SERIES I CAPITAL     VARIABLE SERIES II    CAP GROWTH       FUND II
    GROWTH PORTFOLIO     SMALL CAP GROWTH       FUND II
                         PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,112  $         163,933 $         695,421  $       1,590,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            190,112            163,933           695,421          1,590,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 25                 21                93                200
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 25                 21                93                200
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,087  $         163,912 $         695,328  $       1,589,800
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,087  $         163,912 $         695,328  $       1,589,800
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             21,731             19,123            86,577            167,288
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            8.75  $            8.57 $            8.03  $            9.50
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         172,634  $         164,218 $         678,726  $       1,746,699
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             11,621             12,787            42,455             81,748
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL SCHWAB SIGNATURE ANNUITY
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Investments at market value (1)                                                  $             52,101,615
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Investment income due and accrued                                                                 111,622
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Purchase payments receivable                                                                      571,321
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Due from Great-West Life & Annuity Insurance Company                                               11,084
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                                52,795,642
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Redemptions payable                                                                               357,702
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Due to Great-West Life & Annuity Insurance Company                                                 67,203
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                              424,905
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $             52,370,737
-----------------------------------------------------------------------------------------=======================----------------
-----------------------------------------------------------------------------------------=======================----------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Accumulation units                                                               $             52,370,737
-----------------------------------------------------------------------------------------=======================----------------
-----------------------------------------------------------------------------------------=======================----------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(1)   Cost of investments:                                                             $             52,074,817
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Shares of investments:                                                                         24,909,534
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                           (Concluded)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------
--------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------
--------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                  ALGER AMERICAN   AMERICAN CENTURY  BARON CAPITAL
                                  GROWTH PORTFOLIO VP INTERNATIONAL  ASSETL FUND
                                                    PORTFOLIO
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Dividends                        $   141,059 $     11,277 $         0
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Mortality and expense risk           490,472      111,101      85,391
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)            (349,413)     (99,824)    (85,391)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
   Realized loss on sale of fund shares(6,992,395) (6,278,925)    (95,927)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Realized gain distributions        7,649,013    1,245,145      54,002
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Net realized gain (loss)             656,618   (5,033,780)    (41,925)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
       on investments                  (9,217,991)    455,225   1,167,627
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    RESULTING FROM OPERATIONS        $ (8,910,786$ (4,678,379)$ 1,040,311
---------------------------------------==========--===========--==========
---------------------------------------==========--===========--==========

--------------------------------------------------------------------------
--------------------------------------------------------------------------
INVESTMENT INCOME RATIO                    0.24%        0.09%
---------------------------------------==========--===========------------
---------------------------------------==========--===========------------

--------------------------------------------------------------------------
--------------------------------------------------
BERGER IPT-SMALL      DEUTSCHE ASSET   DEUTSCHET ASSET
COMPANY GROWTH FUND   MANAGEMENT VIT   MANAGEMENT VITS
                      EAFE EQUITY      SMALL CAP INDEX FUND
                      INDEX FUND
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
 $              0              0 $         57,041
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
          278,041         32,195           54,679
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
         (278,041)       (32,195)           2,362
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
      (10,989,092)      (791,730)        (306,158)
--------------------------------------------------
--------------------------------------------------
          277,077              0          431,875
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
      (10,712,015)      (791,730)         125,717
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
       (4,833,268)        33,019          (50,491)
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
 $    (15,823,324)      (790,906)$         77,588
---===============-==============--===============
---===============-==============--===============

--------------------------------------------------
--------------------------------------------------
                                            0.89%
-----------------------------------===============
-----------------------------------===============

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                           DREYFUS VIF CAPITAL  DREYFUS VIF FEDERATED AMERICAN
                                           APPRECIATION         GROWTH &    LEADERS FUND II
                                           PORTFOLIO            INCOME
                                                                PORTFOLIO
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Dividends                               $       66,049 $       27,289 $      293,654
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Mortality and expense risk                      50,758         42,051        194,079
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        15,291        (14,762)        99,575
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares   (210,413)      (848,912)0     (372,443)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Realized gain distributions                          0         76,004 0      127,992
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net realized gain (loss)                      (210,413)      (772,908)0     (244,451)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                  0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       on investments                             (243,659)       (15,293)0   (1,072,627)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $     (438,781)$     (802,963)$   (1,217,503)
----------------------------------------------=============--=============--=============
----------------------------------------------=============--=============--=============

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                              1.11%          0.55%          1.29%
----------------------------------------------=============--=============--=============
----------------------------------------------=============--=============--=============

-----------------------------------------------------------------------------------------
-------------------------------------------------------------
FEDERATED FUND FOR U.S.     FEDERATED UTILITY    INVESCO VIF-
GOVERNMENT SEUCRITIES II    FUND II              HIGH YIELD FUND
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  $         1,859,019 $          102,005  $        1,890,763
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
              434,979             26,356             184,476
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
            1,424,040             75,649           1,706,287
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  0           871,150 0         (481,924)         (3,573,696)
-------------------------------------------------------------
-------------------------------------------------------------
  0                 0 0                0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0           871,150 0         (481,924)         (3,573,696)
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0           465,334 0          (67,654)         (1,421,593)
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  $         2,760,524 $         (473,929) $       (3,289,002)
----==================--=================---=================
----==================--=================---=================

-------------------------------------------------------------
-------------------------------------------------------------
                3.64%              3.32%               8.72%
----==================--=================---=================
----==================--=================---=================

-------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                          INVESCO VIF-EQUITY          INVESCO VIF-      JANUS ASPEN SERIES
                                          INCOME FUND                TECHNOLOGY FUND  FLEXIBLE INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                           $           390,581 $                0 $           1,570,636
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                      309,496            127,335               214,282
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         81,085           (127,335)            1,356,354
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares    (293,268)       (12,090,981)0             308,644
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                     120,944                  0 0                   0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized gain (loss)                       (172,324)       (12,090,981)0             308,644
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                       0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                            (3,813,771)         1,345,192 0            (182,712)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS           $        (3,905,010)$      (10,873,124)$           1,482,286
------------------------------------------==================--=================--====================
------------------------------------------==================--=================--====================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                               1.07%                                    6.24%
------------------------------------------==================---------------------====================
------------------------------------------==================---------------------====================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
JANUS ASPEN SERIES              JANUS ASPEN SERIES     JANUS ASPEN SERIES
GROWTH PORTFOLIO                INTERNATIONAL GROWTH   WORLDWIDE GROWTH PORTFOLIO
                                PORTFOLIO
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 $                44,101 $           254,479 $                 359,777
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                 576,816             215,868                   672,634
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                (532,715)             38,611                  (312,857)
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0            (7,973,644)0        (9,407,402)              (16,976,260)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0               132,502 0                 0                         0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0            (7,841,142)0        (9,407,402)              (16,976,260)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0           (13,161,098)0         2,621,751                (5,751,884)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 $           (21,534,955)$        (6,747,040)$             (23,041,001)
---======================--==================--========================
---======================--==================--========================

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                   0.07%               1.00%                     0.45%
---======================--==================--========================
---======================--==================--========================

-----------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                          MONTGOMERY VARIABLE        PRUDENTIAL SERIES    SAFECO RST
                                          SERIES GROWTH FUND         FUND EQUITY CLASS    EQUITY PORTFOLIOIO
                                                                     II PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                           $            271,527 $            5,982 $             80,212
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                        47,310             10,340               97,407
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         224,217             (4,358)             (17,195)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized loss on sale of fund shares            (689,140)          (393,219)0           (676,679)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                      412,335            110,655 0                  0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized loss                               (276,805)          (282,564)0           (676,679)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                        0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                             (1,369,250)           145,404 0           (588,183)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS           $         (1,421,838)$         (141,518)$         (1,282,057)
------------------------------------------===================--=================--===================
------------------------------------------===================--=================--===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                4.88%              0.49%                0.71%
------------------------------------------===================--=================--===================
------------------------------------------===================--=================--===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------
SAFECO RST GROWTH    SCHWAB MARKETTRACK      SCHWAB MONEY
OPPORTUNITIES        GROWTH PORTFOLIO        MARKET PORTFOLIO
PORTFOLIO
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
 $                 0 $            337,994 $      5,928,977
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
              78,548              110,685        1,406,050
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
             (78,548)             227,309        4,522,927
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
 0        (1,017,930)0           (413,590)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0           293,649 0            208,442 0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0          (724,281)0           (205,148)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0         2,545,873 0         (1,366,545)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
                                          0
-----------------------------------------------------------
-----------------------------------------------------------
 $         1,743,044 $         (1,344,384)$      4,522,927
---==================--===================--===============
---==================--===================--===============

-----------------------------------------------------------
-----------------------------------------------------------
                                    2.60%            3.60%
-----------------------===================--===============
-----------------------===================--===============

-----------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                              SCHWAB S&P 500          SCUDDER VARIABLE    SCUDDER VARIABLE
                                              PORTFOLIO               SERIES I CAPITAL    SERIES I GROWTH
                                                                      GROWTH PORTFOLIO    & INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                               $       1,087,259 $           14,871 $            27,200
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                        914,732             34,572              18,367
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          172,527            (19,701)              8,833
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares    (3,117,337)        (1,449,835)0          (170,678)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                             0            470,941 0            51,325
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized gain (loss)                       (3,117,337)          (978,894)0          (119,353)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                         0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                             (12,540,187)          (170,269)0          (155,598)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $     (15,484,997)$       (1,168,864)$          (266,118)
----------------------------------------------================--=================--==================
----------------------------------------------================--=================--==================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                 1.01%              0.37%               1.26%
----------------------------------------------================--=================--==================
----------------------------------------------================--=================--==================

-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------
        STRONG MULTI CAP      UNIVERSAL INSTITUTIONAl TOTAL SCHWAB
        VALUE FUND II         FUND U.S. REAL ESTATE   SELECT ANNUITY
                              PORTFOLIO
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  $               541  $             357,763 $         15,180,056
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
               93,751                 81,756            6,994,527
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
              (93,210)               276,007            8,185,529
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  0          (191,151) 0             660,407          (83,962,528)
------------------------------------------------------------------
------------------------------------------------------------------
  0             4,475  0             107,162           11,773,538
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0          (186,676) 0             767,569          (72,188,990)
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0           130,422  0            (454,230)         (47,566,456)
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  $          (149,464) $             589,346 $       (111,569,917)
----==================---====================--===================
----==================---====================--===================

------------------------------------------------------------------
------------------------------------------------------------------
                0.00%                  3.71%
----==================---====================---------------------
----==================---====================---------------------

------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Concluded)
-----------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                           ALGER AMERICAN BALANCED  ALGER AMERICAN GROWTH  ALLIANCE VP GROWTH
                                           PORTFOLIO                PORTFOLIO              & INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Dividends                               $                0   $               0    $               0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Mortality and expense risk                           1,040               3,471                2,953
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                     (1,040)             (3,471)              (2,953)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares         (1,173)  0         (11,839)   0          (7,719)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Realized gain distributions                              0   0               0    0               0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                 0                    0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                            (1,173)            (11,839)              (7,719)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
       on investments                                    9,238             (43,583)              57,506
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $            7,025   $         (58,893)   $          46,834
----------------------------------------------=================----================-----================
----------------------------------------------=================----================-----================

--------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------
ALLIANCE VP GROWTH   ALLIANCEBERN-STEIN      AMERICAN CENTURY VP
PORTFOLIO            VP REAL ESTATE          INTERNATIONAL PORTFOLIO
                     INVESTMENT PORTFOLIO
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   $               0    $                  0   $                 0
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
                 292                     864                 4,323
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
                (292)                   (864)               (4,323)
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   0          (6,813)   0              7,508   0            41,512
-------------------------------------------------------------------
-------------------------------------------------------------------
   0               0    0                  0   0                 0
-------------------------------------------------------------------
-------------------------------------------------------------------
   0                    0                      0
-------------------------------------------------------------------
-------------------------------------------------------------------
              (6,813)                  7,508                41,512
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               7,382                  15,151                18,305
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   $             277    $             21,795   $            55,494
-----================-----===================----==================
-----================-----===================----==================

-------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                 AMERICAN CENTURY VP   BERGER IPT-LARGE  BERGER IPT-SMALL
                                                 INCOME & GROWTH       CAP GROWTH FUND   COMPANY GROWTH FUND
                                                 PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Dividends                                  $               0    $           977   $                  0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Mortality and expense risk                               405                260                  2,613
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (405)               717                 (2,613)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares           20,540    0           (49)  0           (158,073)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Realized gain distributions                                0    0             0   0             10,657
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                              20,540    0           (49)  0           (147,416)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)            0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       on investments                                        467    0        (4,506)  0             67,714
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS                  $          20,602    $        (3,838)  $            (82,315)
-------------------------------------------------================-----==============----===================
-------------------------------------------------================-----==============----===================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                                       2.59%
----------------------------------------------------------------------==============-----------------------
----------------------------------------------------------------------==============-----------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
DELAWARE GPF PREMIUM         DEUTSCHE ASSET        DEUTSCHE ASSET MANAGEMENT
SMALL CAP VALUE SERIES       MANAGEMENT VIT EAFE   VIT SMALL CAP INDEX FUND
                             INDEX FUND
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    $                  0     $                  0    $           4,595
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                   1,651                    3,167                1,299
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                  (1,651)                  (3,167)               3,296
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             (2,231)    0            150,323    0         (21,026)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                  0     0                  0    0          34,790
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             (2,231)    0            150,323    0          13,764
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             49,505     0              6,989    0          69,156
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    $             45,623     $            154,145    $          86,216
------===================------===================-----================
------===================------===================-----================

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                                                                 2.38%
-------------------------------------------------------================
-------------------------------------------------------================

-----------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                             DREYFUS VIF SMALL   DREYFUS VIF GROWTH  FEDERATED INTERNATIONAL
                                             CAP PORTFOLIO       & INCOME PORTFOLIO  EQUITY FUND II
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Dividends                              $            1,642  $             743   $                 0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Mortality and expense risk                          1,405                661                 1,732
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              237                 82                (1,732)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares           (81)            (6,364)              268,862
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Realized gain distributions                        42,319              1,035                     0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                           42,238             (5,329)              268,862
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
       on investments                                  (8,401)             5,115                   197
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS              $           34,074  $            (132)  $           267,327
---------------------------------------------=================---================----==================
---------------------------------------------=================---================----==================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                 0.79%              0.77%
---------------------------------------------=================---================----------------------
---------------------------------------------=================---================----------------------

-------------------------------------------------------------------------------------------------------
------------------------------------------------------------
  INVESCO VIF-HIGH    INVESCO VIF-       J.P.FMORGAN SERIES
  YIELD FUND          TECHNOLOGY FUND    TRUST II SMALL COMPANY FUND
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
    $         86,676   $              0   $               0
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
               1,080                321               2,385
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
              85,596               (321)             (2,385)
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (28,024)            21,158              (7,486)
------------------------------------------------------------
------------------------------------------------------------
                   0                  0                   0
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (28,024)            21,158              (7,486)
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (88,313)            (7,018)             79,928
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
    $        (30,741)  $         13,819   $          70,057
------===============----===============----================
------===============----===============----================

------------------------------------------------------------
------------------------------------------------------------
              54.81%
------===============---------------------------------------
------===============---------------------------------------

------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                              JANUS ASPEN SERIES    JANUS ASPEN SERIES OPPENHEIMER GLOBAL
                                              WORLDWIDE GROWTH      FLEXIBLE INCOME    SECURITIES FUND/VA
                                              PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Dividends                               $            4,194    $        165,246    $                 0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Mortality and expense risk                           4,929              10,232                  1,033
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (735)            155,014                 (1,033)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares        127,542               3,345                  9,082
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Realized gain distributions                              0                   0                      0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                           127,542               3,345                  9,082
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       on investments                                   46,722            (101,343)                 7,583
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $          173,529    $         57,016    $            15,632
----------------------------------------------=================-----===============-----==================
----------------------------------------------=================-----===============-----==================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                  0.57%              11.03%
----------------------------------------------=================-----===============-----------------------
----------------------------------------------=================-----===============-----------------------

----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------
  PBHG INSURANCE SERIES     SAFECO RST EQUITY   SCHWAB MARKETTRACK
  LARGE CAP GROWTH          PORTFOLIO           GROWTH PORTFOLIO II
  PORTFOLIO
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    $                 0   $              499  $           24,945
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
                  1,428                   99               1,958
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
                 (1,428)                 400              22,987
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    0            (4,100)  0                4  0          (25,778)
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                 0   0                0  0           15,385
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0            (4,100)  0                4  0          (10,393)
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0           (47,432)  0            3,062  0           11,673
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    $           (52,960)  $            3,466  $           24,267
------==================----=================---=================
------==================----=================---=================

-----------------------------------------------------------------
-----------------------------------------------------------------
                                       3.66%               8.57%
----------------------------=================---=================
----------------------------=================---=================

-----------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                         SCHWAB MONEY MARKET   SCHWAB S&P 500        SCUDDER VARIABLE SERIES I
                                                         PORTFOLIO             PORTFOLIO             CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Dividends                                         $           212,571     $             48,749    $                     0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Mortality and expense risk                                     56,914                    9,187                        279
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       155,657                   39,562                       (279)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Realized gain (loss) on sale of fund shares                         0                  (38,840)                       (19)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Realized gain distributions                                         0                        0                          0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                                            0                  (38,840)                       (19)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
        on investments                                                   0                   (5,488)                    17,478
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     RESULTING FROM OPERATIONS                         $           155,657     $             (4,766)   $                17,180
---------------------------------------------------------==================------===================-----======================
---------------------------------------------------------==================------===================-----======================

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                              2.50%                    3.57%
---------------------------------------------------------==================------===================---------------------------
---------------------------------------------------------==================------===================---------------------------

-------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------
  SCUDDER VARIABLE SERIES   STRONG VIF MID-CAP     STRONG VIF OPPORTUNITY
  II SMALL CAP GROWTH       GROWTH FUND II         FUND II
  PORTFOLIO
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
     $                 0   $                   0   $                 5,737
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                     189                   1,669                     3,179
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                    (189)                 (1,669)                    2,558
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                   8,104                 (43,051)  0               (12,151)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                       0                       0   0               216,598
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                   8,104                 (43,051)  0               204,447
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                    (285)                 16,695   0              (156,699)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
     $             7,630   $             (28,025)  $                50,306
-------==================----====================----======================
-------==================----====================----======================

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                                     1.19%
-----------------------------------------------------======================
-----------------------------------------------------======================

---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                            TOTAL SCHWAB SIGNATURE ANNUITY
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Dividends                                                                            $            556,574
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Mortality and expense risk                                                                        121,018
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  435,556
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Realized gain on sale of fund shares                                                              283,163
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Realized gain distributions                                                                       320,784
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net realized gain                                                                                 603,947
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                                26,798
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $          1,066,301
--------------------------------------------------------------------------------------------===================
--------------------------------------------------------------------------------------------===================

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                          (Concluded)
---------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                            ALGER AMERICAN GROWTH PORTFOLIO  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment loss                 $       (349,413)$       (592,794)$        (99,824) $      (117,496)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                     656,618        9,663,787       (5,033,780)         732,843
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        (depreciation) on investments          (9,217,991)     (22,302,688)         455,225       (3,325,309)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        from operations                        (8,910,786)     (13,231,695)      (4,678,379)      (2,709,962)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Purchase payments                          2,283,820        4,107,286          478,965        1,006,608
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions                               (4,214,943)      (3,747,710)      (4,984,862)        (605,580)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net        (1,544,364)      23,095,554        3,777,088        3,818,368
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                 (10,712)          (8,079)          (1,323)            (849)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        in payout phase
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        contract transactions                  (3,486,199)      23,447,051         (730,132)       4,218,547
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets  (12,396,985)      10,215,356       (5,408,511)       1,508,585
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                       64,886,426       54,671,070       15,772,513       14,263,928
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period                       $     52,489,441 $     64,886,426 $     10,364,002  $    15,772,513
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units issued                                 501,506 -      2,115,429 -      3,850,421  -     3,040,352
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units redeemed                              (732,453)-     (1,225,243)-     (3,902,282) -    (2,834,873)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                     (230,947)         890,186          (51,861)         205,479
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

------------------------------------
       BARON CAPITAL ASSET FUND
------------------------------------
------------------------------------
         2001             2000
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $        (85,391)$        (59,474)
------------------------------------
------------------------------------
           (41,925)         764,323
------------------------------------
------------------------------------
                                  0
------------------------------------
------------------------------------
         1,167,627       (1,087,468)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         1,040,311         (382,619)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
           453,451          618,666
------------------------------------
------------------------------------
          (378,862)        (215,781)
------------------------------------
------------------------------------
         4,630,875        1,466,915
------------------------------------
------------------------------------
            (1,244)            (472)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         4,704,220        1,869,328
------------------------------------
------------------------------------

------------------------------------
------------------------------------
         5,744,531        1,486,709
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         7,209,366        5,722,657
------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $     12,953,897 $      7,209,366
----===============--===============
----===============--===============

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  -        658,471 -        938,758
------------------------------------
------------------------------------
  -       (256,608)-       (785,526)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
           401,863          153,232
----===============--===============


---------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)

----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                  BERGER IPT-SMALL COMPANY    DEUTSCHEDASSET MANAGEMENT VIT
                                  GROWTH FUND                 EAFE EQUITY INDEX FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                     2001          2000         2001          2000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net investment income (loss)$    (278,041)$   (401,927)$     (32,195)$    (21,531)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net realized gain (loss)      (10,712,015)   9,781,313      (791,730)    (228,980)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Change in net unrealized appreciation
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       (depreciation) on investment(4,833,268)  (19,033,086)      33,019      (97,063)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       from operations            (15,823,324)  (9,653,700)     (790,906)    (347,574)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Purchase payments               1,669,350    3,649,068       890,043      237,239
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Redemptions                    (2,386,143)  (3,383,790)   (4,591,856)    (366,249)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Transfers between subaccounts, (1,866,079)  26,976,538     5,975,994    1,422,378
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Contract maintenance charges       (6,001)      (3,410)         (245)        (150)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Adjustments to net assets allocated to contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       in payout phase
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting from
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       contract transactions       (2,588,873)  27,238,406     2,273,936    1,293,218
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Total increase (decrease) in n(18,412,197)  17,584,706     1,483,030      945,644
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Beginning of period            45,852,682   28,267,976     2,882,652    1,937,008
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    End of period               $  27,440,485 $ 45,852,682 $   4,365,682 $  2,882,652
----------------------------------============--===========--============--===========
----------------------------------============--===========--============--===========

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Units issued                      645,174    2,902,097     5,161,076    1,847,286
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Units redeemed                   (818,943)  (2,097,406)   (4,862,161)  (1,718,029)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net increase                     (173,769)     804,691       298,915      129,257
----------------------------------============--===========--============--===========
----------------------------------============--===========--============--===========

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
-----------------------------
   DEUTSCHE ASSET MANAGEMENT VIT SMALL CAP INDEX FUND
-----------------------------
-----------------------------
      2001          2000
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
 $       2,362 $     (36,707)
-----------------------------
-----------------------------
       125,717        50,836
-----------------------------
-----------------------------
                           0
-----------------------------
-----------------------------
       (50,491)     (512,176)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
        77,588      (498,047)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
       981,792       409,315
-----------------------------
-----------------------------
      (475,341)     (200,930)
-----------------------------
-----------------------------
     3,738,699     3,082,978
-----------------------------
-----------------------------
          (542)         (151)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
     4,244,608     3,291,212
-----------------------------
-----------------------------

-----------------------------
-----------------------------
     4,322,196     2,793,165
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
     5,161,685     2,368,520
-----------------------------
-----------------------------

-----------------------------
-----------------------------
 $   9,483,881 $   5,161,685
---============--============
---============--============

-----------------------------
-----------------------------

-----------------------------
-----------------------------
       553,534       843,387
-----------------------------
-----------------------------
      (174,784)     (581,790)
-----------------------------
-----------------------------

-----------------------------
-----------------------------
       378,750       261,597
---============--============
---============--============

-----------------------------

------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           DREYFUS VIF CAPITAL APPRECIATION   DREYFUSOVIF GROWTH & INCOME PORTFOLIO
                                           PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment income (loss)        $         15,291 $         (2,961)$        (14,762) $        (2,727)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                    (210,413)         234,432         (772,908)          96,856
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation              0                                 0
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        (depreciation) on investments            (243,659)        (271,442)         (15,293)        (245,112)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        from operations                          (438,781)         (39,971)        (802,963)        (150,983)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Purchase payments                          1,009,675          565,008          345,800          495,751
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions                                 (423,950)        (202,978)        (615,284)         (43,839)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net         3,056,332        1,948,967        5,799,082        1,879,322
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                    (756)            (275)            (441)            (119)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        in payout phase
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        contract transactions                   3,641,301        2,310,722        5,529,157        2,331,115
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets    3,202,520        2,270,751        4,726,194        2,180,132
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                        4,784,119        2,513,368        2,714,248          534,116
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period                       $      7,986,639 $      4,784,119 $      7,440,442  $     2,714,248
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units issued                                 581,619          724,878          902,725          309,252
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units redeemed                              (175,430)        (496,129)        (389,359)         (93,939)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                      406,189          228,749          513,366          215,313
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------

------------------------------------
    FEDERATED AMERICAN LEADERS FUND II
------------------------------------
------------------------------------
         2001             2000
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $         99,575 $         14,752
------------------------------------
------------------------------------
          (244,451)         690,260
------------------------------------
------------------------------------
                 0                0
------------------------------------
------------------------------------
        (1,072,627)        (578,738)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
        (1,217,503)         126,274
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         1,329,845          432,960
------------------------------------
------------------------------------
        (1,282,349)        (935,250)
------------------------------------
------------------------------------
         4,675,786       (3,187,959)
------------------------------------
------------------------------------
            (2,819)          (2,267)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         4,720,463       (3,692,516)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
         3,502,960       (3,566,242)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
        20,780,026       24,346,268
------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $     24,282,986 $     20,780,026
----===============--===============
----===============--===============

------------------------------------
------------------------------------

------------------------------------
------------------------------------
           603,067          401,898
------------------------------------
------------------------------------
          (323,332)        (631,777)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
           279,735         (229,879)
----===============--===============
----===============--===============

------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              FEDERATED FUND FOR U.S. GOVERNMENT          FEDERATED UTILITY FUND II
                                                SECURITIES II
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $       1,424,040  $       1,276,491  $          75,649  $          77,329
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                         871,150           (596,697)          (481,924)          (177,639)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                                                        0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments                 465,334          2,569,651            (67,654)          (287,035)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                             2,760,524          3,249,445           (473,929)          (387,345)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              4,636,168          1,569,190            101,287             90,985
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (4,882,852)        (1,876,905)          (304,911)          (217,568)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            17,039,710          4,829,384            (47,356)          (130,082)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (2,642)            (1,354)              (518)              (524)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                      16,790,384          4,520,315           (251,498)          (257,189)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       19,550,908          7,769,760           (725,427)          (644,534)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                           39,417,427         31,647,667          3,340,324          3,984,858
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      58,968,335  $      39,417,427  $       2,614,897  $       3,340,324
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   2,832,846          1,926,233            136,184            251,655
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,530,265)        (1,555,798)          (158,314)          (271,772)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        1,302,581            370,435            (22,130)           (20,117)
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
       INVESCO VIF-HIGH YIELD FUND
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       1,706,287  $           9,170
---------------------------------------
---------------------------------------
         (3,573,696)          (621,317)
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
         (1,421,593)        (2,385,314)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (3,289,002)        (2,997,461)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,137,198            672,244
---------------------------------------
---------------------------------------
         (2,155,492)        (1,499,451)
---------------------------------------
---------------------------------------
           (280,813)          (418,769)
---------------------------------------
---------------------------------------
             (1,910)            (1,495)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,301,017)        (1,247,471)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (4,590,019)        (4,244,932)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         22,081,123         26,326,055
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      17,491,104  $      22,081,123
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,309,595          1,425,431
---------------------------------------
---------------------------------------
         (1,426,295)        (1,510,045)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
           (116,700)           (84,614)
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                               INVESCO VIF-EQUITY INCOME FUND      INVESCO VIF-TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  2001              2000              2001              2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                                                  (1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)          $         81,085  $       (259,892) $       (127,335) $       (171,020)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (172,324)        3,420,083       (12,090,981)       (5,424,177)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                0                                   0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments            (3,813,771)       (1,915,713)        1,345,192       (11,126,259)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        from operations                          (3,905,010)        1,244,478       (10,873,124)      (16,721,456)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Purchase payments                            1,725,980         1,629,885           620,110         2,135,688
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redemptions                                 (2,037,523)       (1,578,963)         (748,944)         (493,292)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net           3,041,653         5,147,873          (255,988)       39,127,629
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                    (3,863)           (3,110)           (3,956)           (1,733)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        in payout phase
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        contract transactions                     2,726,247         5,195,685          (388,778)       40,768,292
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets     (1,178,763)        6,440,163       (11,261,902)       24,046,836
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Beginning of period                         36,739,028        30,298,865        24,046,836                 0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     End of period                         $     35,560,265  $     36,739,028  $     12,784,934  $     24,046,836
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units issued                                   471,170         1,022,296         1,817,655         9,711,269
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (323,680)         (731,104)       (1,860,770)       (5,414,294)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        147,490           291,192           (43,115)        4,296,975
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
--------------------------------------
    JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO
--------------------------------------
--------------------------------------
         2001              2000
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $       1,356,354 $         633,971
--------------------------------------
--------------------------------------
            308,644           (97,442)
--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------
           (182,712)          186,006
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,482,286           722,535
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          2,083,736           697,073
--------------------------------------
--------------------------------------
         (2,651,284)         (441,137)
--------------------------------------
--------------------------------------
         14,156,848         7,718,511
--------------------------------------
--------------------------------------
             (1,399)             (428)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         13,587,901         7,974,019
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         15,070,187         8,696,554
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         17,043,124         8,346,570
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $      32,113,311 $      17,043,124
----================--================
----================--================

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,909,388         1,457,502
--------------------------------------
--------------------------------------
           (668,129)         (670,999)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,241,259           786,503
----================--================
----================--================

------------------------------------------------------------
(1)  The portfolio commenced investment operations on March 1, 2000.
------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN SERIES GROWTH PORTFOLIO  JANUS ASPEN SERIES INTERNATIONAL
                                                                                     GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $        (532,715) $         700,981  $          38,611  $         317,251
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (7,841,142)        17,824,298         (9,407,402)        (3,160,347)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments             (13,161,098)       (35,679,118)         2,621,751         (3,288,036)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Decrease in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                           (21,534,955)       (17,153,839)        (6,747,040)        (6,131,132)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              2,049,931          4,703,021          2,315,343          3,424,753
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (4,567,828)        (3,538,910)        (1,364,199)        (1,148,831)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            (8,638,651)        21,687,760           (981,688)        20,265,171
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                     (12,438)            (8,898)            (4,150)            (2,118)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                     (11,168,986)        22,842,973            (34,694)        22,538,975
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets      (32,703,941)         5,689,134         (6,781,734)        16,407,843
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                           87,142,507         81,453,373         29,581,863         13,174,020
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      54,438,566  $      87,142,507  $      22,800,129  $      29,581,863
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                     444,204          3,619,439          4,471,517         18,448,679
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,142,418)        (2,726,960)        (4,444,913)       (17,138,906)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                         (698,214)           892,479             26,604          1,309,773
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $        (312,857) $        (216,706)
---------------------------------------
---------------------------------------
        (16,976,260)        22,217,386
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
         (5,751,884)       (44,233,280)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (23,041,001)       (22,232,600)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,916,410          5,374,628
---------------------------------------
---------------------------------------
         (6,372,745)        (3,868,144)
---------------------------------------
---------------------------------------
        (14,471,404)        14,328,935
---------------------------------------
---------------------------------------
            (15,727)           (12,348)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (18,943,466)        15,823,071
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (41,984,467)        (6,409,529)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        105,638,952        112,048,481
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      63,654,485  $     105,638,952
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,718,529          3,392,163
---------------------------------------
---------------------------------------
         (2,757,821)        (2,848,827)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,039,292)           543,336
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              MONTGOMERY VARIABLE SERIES GROWTH FUNDPRUDENTIAL SERIES FUND EQUITY CLASS II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)           $         224,217  $         (35,894) $          (4,358) $           4,906
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                        (276,805)           706,056           (282,564)           188,844
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments              (1,369,250)        (1,502,231)           145,404           (176,253)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                            (1,421,838)          (832,069)          (141,518)            17,497
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                                449,311            403,893             91,991              7,405
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                     (280,060)          (250,000)          (177,652)           (15,843)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net              (222,907)           717,491           (327,276)         1,278,840
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                        (830)              (643)              (113)               (67)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                         (54,486)           870,741           (413,050)         1,270,335
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (1,476,324)            38,672           (554,568)         1,287,832
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                            6,664,029          6,625,357          1,607,334            319,502
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $       5,187,705  $       6,664,029  $       1,052,766  $       1,607,334
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                     131,107            299,096            199,433            530,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                  (135,293)          (251,662)          (239,890)          (403,016)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                           (4,186)            47,434            (40,457)           127,544
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
       SAFECO RST EQUITY PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $         (17,195) $         (21,244)
---------------------------------------
---------------------------------------
           (676,679)          (121,761)
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
           (588,183)        (1,689,345)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,282,057)        (1,832,350)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            180,604            493,110
---------------------------------------
---------------------------------------
           (606,324)          (825,663)
---------------------------------------
---------------------------------------
           (654,046)        (1,549,466)
---------------------------------------
---------------------------------------
             (1,776)            (1,803)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,081,542)        (1,883,822)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (2,363,599)        (3,716,172)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         13,211,777         16,927,949
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      10,848,178  $      13,211,777
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            103,044            397,257
---------------------------------------
---------------------------------------
           (183,877)          (522,688)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            (80,833)          (125,431)
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              SAFECO RST GROWTH OPPORTUNITIES      SCHWAB MARKETTRACK GROWTH PORTFOLIO II
                                                PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)           $         (78,548) $         (46,058) $         227,309  $          26,631
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                        (724,281)           610,562           (205,148)           558,008
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments               2,545,873         (1,565,089)        (1,366,545)        (1,334,624)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                             1,743,044         (1,000,585)        (1,344,384)          (749,985)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                                580,841            602,493          1,082,770            985,030
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                     (580,013)          (269,777)        (1,113,300)          (407,318)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net             5,530,701          5,019,020          1,306,583          3,779,816
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (1,189)              (622)            (2,298)            (1,580)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                       5,530,340          5,351,114          1,273,755          4,355,948
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets        7,273,384          4,350,529            (70,629)         3,605,963
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                            6,130,899          1,780,370         13,137,935          9,531,972
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      13,404,283  $       6,130,899  $      13,067,306  $      13,137,935
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   3,709,736          1,863,346            240,183            568,836
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (3,219,522)        (1,442,834)          (162,228)          (310,747)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase                                     490,214            420,512             77,955            258,089
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
      SCHWAB MONEY MARKET PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       4,522,927  $       6,359,500
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          4,522,927          6,359,500
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        137,332,924        225,114,374
---------------------------------------
---------------------------------------
        (51,838,398)       (27,591,410)
---------------------------------------
---------------------------------------
        (72,402,680)      (168,066,345)
---------------------------------------
---------------------------------------
            (24,201)           (15,727)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
              1,019
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         13,068,664         29,440,892
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         17,591,591         35,800,392
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        147,766,908        111,966,516
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $     165,358,499  $     147,766,908
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         26,356,243         78,514,220
---------------------------------------
---------------------------------------
        (25,264,012)       (75,985,371)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,092,231          2,528,849
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                    SCHWAB S&P 500 PORTFOLIO        SCUDDER VARIABLE SERIES I CAPITAL
                                                                                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $         172,527  $         150,512  $         (19,701) $         (24,083)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (3,117,337)         8,269,963           (978,894)           300,861
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments             (12,540,187)       (21,149,831)          (170,269)          (923,455)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Decrease in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                           (15,484,997)       (12,729,356)        (1,168,864)          (646,677)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              7,983,490          6,348,389            342,723            720,235
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (8,613,860)        (5,728,457)          (172,021)          (384,394)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            14,755,362          9,531,895            405,321          2,508,245
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                     (20,299)           (16,525)              (495)              (119)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                      14,104,693         10,135,302            575,528          2,843,967
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (1,380,304)        (2,594,054)          (593,336)         2,197,290
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                          111,751,640        114,345,694          4,557,172          2,359,882
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $     110,371,336  $     111,751,640  $       3,963,836  $       4,557,172
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   2,274,113          3,433,474            305,299            531,602
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,478,327)        (2,957,415)          (269,830)          (314,809)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase                                     795,786            476,059             35,469            216,793
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
    SCUDDER VARIABLE SERIES I GROWTH & INCOME PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $           8,833  $           5,065
---------------------------------------
---------------------------------------
           (119,353)            11,458
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
           (155,598)           (81,291)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
           (266,118)           (64,768)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            570,200            174,452
---------------------------------------
---------------------------------------
           (144,429)          (152,196)
---------------------------------------
---------------------------------------
          1,118,313          1,195,945
---------------------------------------
---------------------------------------
               (178)               (78)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,543,906          1,218,123
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,277,788          1,153,355
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,728,298            574,943
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       3,006,086  $       1,728,298
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            290,681            278,429
---------------------------------------
---------------------------------------
           (104,738)          (149,674)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            185,943            128,755
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                               STRONG MULTI CAP VALUE FUND II    UNIVERSAL INSTITUTIONAL FUND U.S.
                                                                                REAL ESTATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  2001              2000              2001              2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                                                  (1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)          $        (93,210) $         (2,924) $        276,007  $        122,365
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (186,676)           60,457           767,569          (155,466)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments               130,422            99,960          (454,230)          334,305
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        from operations                            (149,464)          157,493           589,346           301,204
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Purchase payments                              946,432           290,788           599,759           581,624
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redemptions                                 (1,343,875)          (60,610)         (661,922)         (111,083)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net           9,394,498         3,941,762           799,424         8,088,659
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (881)              (70)             (943)             (413)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        in payout phase                               2,044
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        contract transactions                     8,998,218         4,171,870           736,318         8,558,787
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets      8,848,754         4,329,363         1,325,664         8,859,991
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Beginning of period                          5,146,040           816,677         8,859,991                 0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     End of period                         $     13,994,794  $      5,146,040  $     10,185,655  $      8,859,991
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units issued                                 1,777,364         1,299,671         1,087,870         3,583,041
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (867,368)         (837,236)       (1,044,110)       (3,143,645)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        909,996           462,435            43,760           439,396
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
--------------------------------------
    ALGER AMERICAN      AMERICAN CENTURY VP
    SMALL-CAP           CAPITAL APPRECIATION FUND
    PORTFOLIO
--------------------------------------
--------------------------------------
         2000              2000
--------------------------------------
--------------------------------------
          (2)               (3)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $          (4,903)$          (1,955)
--------------------------------------
--------------------------------------
          1,601,183           783,788
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
           (826,933)         (461,457)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
            769,347           320,376
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------
             (1,149)           (6,322)
--------------------------------------
--------------------------------------
         (4,420,562)       (1,602,011)
--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         (4,421,711)       (1,608,333)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         (3,652,364)       (1,287,957)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          3,652,364         1,287,957
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $               0 $               0
----================--================
----================--================

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
                 21                 0
--------------------------------------
--------------------------------------
           (201,242)          (88,279)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
           (201,221)          (88,279)
----================--================
----================--================

--------------------------------------
------------------------------------------------------------------------------------------------------------------
(1)  Fund Transfer effective September 25, 2000.
The assets transferred from Van Kampen American Capital LIT - Morgan Stanley Real Estate.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(2)  The portfolio ceased investment operations on March 31, 2000.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(3)  The portfolio ceased investment operations on March 10, 2000.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         INVESCO VIF-TOTAL      JANUS ASPEN SERIES    LEXINGTN EMERGING
                                                         RETURN FUND            AGGRESSIVE GROWTH     MARKETS PORTFOLIO
                                                                                PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2000                   2000                   2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                           (1)                     (1)                    (2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $               (7,025) $             (21,497) $              (2,965)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                       (899,188)            10,489,336              1,333,460
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                437,673             (6,569,430)              (804,244)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                             (468,540)             3,898,409                526,251
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                     0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                     (90,619)              (146,455)                     0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                           (6,918,091)           (18,809,401)            (2,464,116)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Adjustments to net assets allocated to contracts
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         in payout phase
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                     (7,008,710)           (18,955,856)            (2,464,116)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total decrease in net assets                                 (7,477,250)           (15,057,447)            (1,937,865)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                           7,477,250             15,057,447              1,937,865
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $                    0  $                   0  $                   0
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (573,789)              (458,030)              (133,860)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net decrease                                                   (573,789)              (458,030)              (133,860)
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
  STEINROE CAPITAL APPRECIATION   STRONG DISCOVERY FUND   VAN ECK WORLDWIDE
  PORTFOLIO                       II                      HARD ASSETS PORTFOLIO
------------------------------------------------------------------------
------------------------------------------------------------------------
            2000                   2000                    2000
------------------------------------------------------------------------
------------------------------------------------------------------------
             (3)                    (4)                     (4)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (4,920) $              (1,038)  $               2,217
------------------------------------------------------------------------
------------------------------------------------------------------------
               2,130,865                176,624                  (9,724)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (1,048,223)               (79,860)                 (6,162)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
               1,077,722                 95,726                 (13,669)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (12,103)                  (807)                 (1,780)
------------------------------------------------------------------------
------------------------------------------------------------------------
              (4,330,214)              (833,450)               (224,875)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (4,342,317)              (834,257)               (226,655)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (3,264,595)              (738,531)               (240,324)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
               3,264,595                738,531                 240,324
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $                   0  $                   0   $                   0
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                (246,949)               (57,793)                (29,114)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                (246,949)               (57,793)                (29,114)
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------------
(1)   The portfolio ceased investment operations on March 1, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(2)   The portfolio ceased investment operations on March 24, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(3)   The portfolio ceased investment operations on March 31, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(4)   The portfolio ceased investment operations on March 8, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                        VAN KAMPEN           TOTAL SCHWAB SELECT
                                                                       AMERICAN CAPITAL         ANNUITY
                                                                        LIT - MORGAN
                                                                         STANLEY
                                                                     REAL ESTATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                              2000            2001            2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                         (1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net investment income                                              $       257,418 $     8,185,529 $     7,900,818
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                                                   547,097     (72,188,990)     81,752,241
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                                            0               0               0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments                                           201,006     (47,566,456)   (180,757,664)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        from operations                                                       1,005,521    (111,569,917)    (91,104,605)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Purchase payments                                                          166,248     176,189,949     267,707,409
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Redemptions                                                                (75,514)   (109,971,222)    (60,496,808)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net                                      (4,179,125)     (2,490,983)     (4,276,510)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                                                  (413)       (123,889)        (85,840)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        in payout phase                                                                           3,063
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        contract transactions                                                (4,088,804)     63,606,918     202,848,251
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                 (3,083,283)    (47,962,999)    111,743,646
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                      3,083,283     855,636,924     743,893,278
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     End of period                                                      $             0 $   807,673,925 $   855,636,924
--------------------------------------------------------------------------==============--==============--==============
--------------------------------------------------------------------------==============--==============--==============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Units issued                                                             1,926,010      65,043,754     147,603,567
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Units redeemed                                                          (2,713,341)    (58,917,152)   (134,154,911)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                   (787,331)      6,126,602      13,448,656
--------------------------------------------------------------------------==============--==============--==============
--------------------------------------------------------------------------==============--==============--==============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(1)  Fund Transfer effective September 25, 2000.  The assets transferred to Universal US Real Estate (TUIF) Portfolio.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                                   (Concluded)
------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                            ALGER AMERICAN BALANCED ALGER AMERICAN GROWTH   ALLIANCE VP GROWTH &
                                                            PORTFOLIO               PORTFOLIO               INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    2001                     2001                     2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                            (1)                     (1)                      (1)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                 $                (1,040) $               (3,471)  $               (2,953)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                             (1,173)                (11,839)                  (7,719)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                      9,238                 (43,583)                  57,506
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         from operations                                                    7,025                 (58,893)                  46,834
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                   397,023               1,188,637                  537,456
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                          (5,395)                 (7,060)                  (9,470)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                                  136,664                 329,666                1,052,776
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                              0                       0                        0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         contract transactions                                            528,292               1,511,243                1,580,762
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                        535,317               1,452,350                1,627,596
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                       0                       0                        0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      End of period                                       $               535,317  $            1,452,350   $            1,627,596
------------------------------------------------------------======================---=====================----=====================
------------------------------------------------------------======================---=====================----=====================

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Units issued                                                         79,794  -              171,170   -              183,811
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                      (24,597) -               (7,904)  -              (10,413)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase                                                         55,197                 163,266                  173,398
------------------------------------------------------------======================---=====================----=====================
------------------------------------------------------------======================---=====================----=====================

-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------
     ALLIANCE VP GROWTH       ALLIANCEBERNSTEIN VP    AMERICAN CENTURY VP
     PORTFOLIO                REAL ESTATE INVESTMENT  INTERNATIONAL PORTFOLIO
                              PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             2001                     2001                    2001
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             (1)                      (1)                      (1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
   $                 (292)  $                 (864) $                (4,323)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   (6,813)                   7,508                   41,512
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                    7,382                   15,151                   18,305
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                      277                   21,795                   55,494
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   63,658                  114,883                  637,176
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  (77,437)                  (1,162)                    (971)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  142,127                  576,523                  163,033
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                        0                        0                        0
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  128,348                  690,244                  799,238
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  128,625                  712,039                  854,732
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                        0                        0                        0
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
   $              128,625   $              712,039  $               854,732
-----=====================----=====================---======================
-----=====================----=====================---======================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   26,709                  148,612                3,944,867
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  (11,714)                 (84,183)              (3,841,549)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   14,995                   64,429                  103,318
-----=====================----=====================---======================
-----=====================----=====================---======================

----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         AMERICAN CENTURY VP    BERGER IPT-LARGE      BERGER IPT-SMALL
                                                         INCOME & GROWTH        CAP GROWTH FUND       COMPANY GROWTH FUND
                                                         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $                 (405) $                 717  $              (2,613)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                         20,540                    (49)              (147,416)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                    467                 (4,506)                67,714
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                               20,602                 (3,838)               (82,315)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                70,862                 15,683                874,953
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                           0                     (6)                  (446)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                               (8,610)               185,523                285,844
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                         62,252                201,200              1,160,351
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                     82,854                197,362              1,078,036
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $               82,854  $             197,362  $           1,078,036
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                    229,179                 23,550                227,182
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (220,325)                   (13)               (92,427)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                      8,854                 23,537                134,755
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
     DELAWARE GPF PREMIUM     DEUTSCHE ASSET          DEUTSCHE ASSET MANAGEMENT
     SMALL CAP VALUE SERIES   MANAGEMENT VIT EAFE     VIT SMALL CAP INDEX FUND
                              EQUITY INDEX FUND
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (1,651) $              (3,167)  $               3,296
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (2,231)               150,323                  13,764
------------------------------------------------------------------------
------------------------------------------------------------------------
                                              0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                  49,505                  6,989                  69,156
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  45,623                154,145                  86,216
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 404,647                144,536                 254,976
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (1,647)                (1,718)                 (4,982)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 488,427                 57,783                 455,649
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 891,427                200,601                 705,643
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 937,050                354,746                 791,859
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             937,050  $             354,746   $             791,859
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 102,217              4,070,923                 113,979
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (14,681)            (4,027,706)                (35,668)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  87,536                 43,217                  78,311
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                       DREYFUS VIF SMALL CAP     DREYFUS VIF GROWTH &    FEDERATED INTERNATIONAL
                                                       PORTFOLIO                 INCOME PORTFOLIO        EQUITY FUND II
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                     (1)                   (1)                   (1)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                   $                237  $                 82  $             (1,732)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                     42,238                (5,329)              268,862
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                             0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                             (8,401)                5,115                   197
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         from operations                                           34,074                  (132)              267,327
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Purchase payments                                           265,349               201,431                28,028
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Redemptions                                                       0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                          477,796                73,460              (281,358)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                      0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         contract transactions                                    743,145               274,891              (253,330)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                777,219               274,759                13,997
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Beginning of period                                               0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      End of period                                  $            777,219  $            274,759  $             13,997
-------------------------------------------------------===================---===================---===================
-------------------------------------------------------===================---===================---===================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Units issued                                                 79,656                34,607             3,286,191
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (194)               (5,149)           (3,284,411)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net increase                                                 79,462                29,458                 1,780
-------------------------------------------------------===================---===================---===================
-------------------------------------------------------===================---===================---===================

----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------
     INVESCO VIF-HIGH YIELD   INVESCO VIF-TECHNOLOGY  J.P.DMORGAN SERIES
     FUND                     FUND                    TRUST II SMALL COMPANY FUND
--------------------------------------------------------------------
--------------------------------------------------------------------
            (1)                   (1)                   (1)
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
   $             85,596  $               (321) $             (2,385)
--------------------------------------------------------------------
--------------------------------------------------------------------
                (28,024)               21,158                (7,486)
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------
                (88,313)               (7,018)               79,928
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                (30,741)               13,819                70,057
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                380,294                59,930               538,368
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                (5,887)
--------------------------------------------------------------------
--------------------------------------------------------------------
                451,609               240,067               752,626
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                831,903               299,997             1,285,107
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                801,162               313,816             1,355,164
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
   $            801,162  $            313,816  $          1,355,164
-----===================---===================---===================
-----===================---===================---===================

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                126,184                97,791               165,283
--------------------------------------------------------------------
--------------------------------------------------------------------
                (30,191)              (54,169)              (26,885)
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                 95,993                43,622               138,398
-----===================---===================---===================
-----===================---===================---===================

--------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES WORLDWIDE  JANUS ASPEN SERIES    OPPENHEIMER GLOBAL
                                                        GROWTH PORTFOLIO              FLEXIBLE INCOME       SECURITIES FUND/VA
                                                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $                 (735) $             155,014  $              (1,033)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                        127,542                  3,345                  9,082
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                 46,722               (101,343)                 7,583
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                              173,529                 57,016                 15,632
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                               989,690              2,421,082                188,097
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                      (2,662)               (33,087)               (40,027)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                              195,462              2,816,568                407,608
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                      1,182,490              5,204,563                555,678
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                  1,356,019              5,261,579                571,310
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $            1,356,019  $           5,261,579  $             571,310
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                  3,192,260                554,432                182,889
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                               (3,032,066)               (48,880)              (122,609)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                    160,194                505,552                 60,280
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
   PBHG INSURANCE SERIES         SAFECO RST EQUITY      SCHWAB MARKETTRACK
   LARGE CAP GROWTH PORTFOLIO    PORTFOLIO              GROWTH PORTFOLIO II
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (1,428) $                 400   $              22,987
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (4,100)                     4                 (10,393)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (47,432)                 3,062                  11,673
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 (52,960)                 3,466                  24,267
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 369,749                 12,573                 998,259
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                 (29,416)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 112,161                 62,775                 (35,314)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 481,910                 75,348                 933,529
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 428,950                 78,814                 957,796
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             428,950  $              78,814   $             957,796
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  54,131                  8,357                 128,232
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (3,351)                   (16)                (27,028)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  50,780                  8,341                 101,204
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         SCHWAB MONEY MARKET    SCHWAB S&P 500      SCUDDER VARIABLE SERIES I
                                                         PORTFOLIO              PORTFOLIO           CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $              155,657  $              39,562  $                (279)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                              0                (38,840)                   (19)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                      0                 (5,488)                17,478
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                              155,657                 (4,766)                17,180
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                            39,291,694              2,769,232                 29,473
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                  (2,620,295)               (30,817)                     0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                          (13,715,429)             2,943,183                143,434
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                     22,955,970              5,681,598                172,907
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                 23,111,627              5,676,832                190,087
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $           23,111,627  $           5,676,832  $             190,087
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                 15,873,254                678,818                 21,737
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                              (13,596,308)               (63,432)                    (6)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                  2,276,946                615,386                 21,731
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
     SCUDDER VARIABLE SERIES    STRONG VIF MID-      STRONG VIF OPPORTUNITY
     II SMALL CAP GROWTH        CAP GROWTH FUND II   FUND II
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $                (189) $              (1,669)  $               2,558
------------------------------------------------------------------------
------------------------------------------------------------------------
                   8,104                (43,051)                204,447
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                    (285)                16,695                (156,699)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                   7,630                (28,025)                 50,306
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                   1,022                321,561                 703,225
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                 (4,725)                (44,977)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 155,260                406,517                 881,246
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 156,282                723,353               1,539,494
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 163,912                695,328               1,589,800
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             163,912  $             695,328   $           1,589,800
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  67,034                115,292                 180,807
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (47,911)               (28,715)                (13,519)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  19,123                 86,577                 167,288
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL SCHWAB SIGNATURE ANNUITY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                      2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net investment income                                                                     $          435,556
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net realized gain                                                                                    603,947
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation  (depreciation) on investments                                  26,798
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from operations                                                   1,066,301
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Purchase payments                                                                                 54,273,547
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Redemptions                                                                                       (2,922,187)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Transfers between subaccounts, net                                                                   (46,924)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Contract maintenance charges                                                                               0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from contract transactions                                       51,304,436
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                                                      52,370,737
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Beginning of period                                                                                        0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    End of period                                                                             $       52,370,737
------------------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Units issued                                                                                      34,168,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Units redeemed                                                                                   (28,756,024)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net increase                                                                                       5,412,926
------------------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                            (Concluded)
-----------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

1.     ORGANIZATION
        The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

        Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liability with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

2.     SIGNIFICANT ACCOUNTING POLICIES
       Security Transactions
        Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

        Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

        Contracts in the Payout Phase

        Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

        Federal Income Taxes

        The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       Net Transfers

       Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

       Investment Income Ratio

       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

       Reclassifications

       Certain reclassifications have been made to the 2000 financial statements to conform to the 2001 presentation.

3.       PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

       Variable Annuity-1 Schwab Select Annuity:                             Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Growth Portfolio                                 $        17,326,434  $           13,534,886
       American Century VP International Portfolio                              79,172,839              77,770,082
       Baron Capital Asset Fund                                                  8,574,183               4,012,639
       Berger IPT-Small Company Growth Fund                                     13,978,501              16,854,717
       Deutsche Asset Management VIT EAFE Equity Index Fund                     48,624,355              46,556,075
       Deutsche Asset Management VIT Small Cap Index Fund                        7,609,148               3,071,724
       Dreyfus VIF Capital Appreciation Portfolio                                6,129,605               2,598,932
       Dreyfus VIF Growth & Income Portfolio                                    11,079,568               5,477,467
       Federated American Leaders Fund II                                       11,974,784               7,026,255
       Federated Fund for U.S. Government Securities II                         37,571,178              18,142,398
       Federated Utility Fund II                                                 2,900,809               3,082,253
       INVESCO VIF-High Yield Fund                                              21,583,218              23,004,103
       INVESCO VIF-Equity Income Fund                                            9,044,102               6,607,307
       INVESCO VIF-Technology Fund                                              11,009,310              10,457,138
       Janus Aspen Series Flexible Income Portfolio                             23,378,814               8,177,897
       Janus Aspen Series Growth Portfolio                                      10,802,336              22,352,141
       Janus Aspen Series International Growth Portfolio                        97,053,277             101,100,462
       Janus Aspen Series Worldwide Growth Portfolio                            49,275,895              67,510,055
       Montgomery Variable Series Growth Fund                                    2,422,938               1,855,823
       Prudential Series Fund Equity Class II Portfolio                          2,778,382               2,902,763
       Safeco RST Equity Portfolio                                               1,933,739               3,083,595
       Safeco RST Growth Opportunities Portfolio                                52,063,259              45,549,262
       Schwab MarketTrack Growth Portfolio II                                    5,160,930               3,447,881
       Schwab Money Market Portfolio                                           370,741,217             351,942,472
       Schwab S & P 500 Portfolio                                               37,113,078              24,260,517
       Scudder Variable Series I Capital Growth Portfolio                        3,819,467               2,821,171
       Scudder Variable Series I Growth & Income Portfolio                       2,506,046                 890,756
       Strong Multi Cap Value Fund II                                           17,181,890               7,993,901
       Universal Institutional Fund U.S. Real Estate Portfolio                  20,758,235              19,240,344
                                                                          -----------------     -------------------
                                                                          -----------------     -------------------

       Total                                                           $                    $
                                                                          =================     ===================
                                                                          =================     ===================

       Variable Annuity-1 Schwab Signature Annuity:                          Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Balanced Portfolio                               $           735,906  $              208,583
       Alger American Growth Portfolio                                           1,562,255                  54,296
       AllianceBernstein VP Real Estate Investment Portfolio                     1,552,932                 863,465
       Alliance VP Growth & Income Portfolio                                     1,667,338                  89,163
       Alliance VP Growth Portfolio                                                200,834                  72,368
       American Century VP Income & Growth Portfolio                             2,168,161               2,106,303
       American Century VP International Portfolio                              33,154,207              32,359,185
       Berger IPT-Large Cap Growth Fund                                            202,292                     350
       Berger IPT-Small Company Growth Fund                                      1,801,607                 689,351
       Delaware GPF Small Cap Value Series                                       1,089,125                  28,273
       Deutsche Asset Management VIT EAFE Equity Index Fund                     34,033,576              33,836,097
       Deutsche Asset Management VIT Small Cap Index Fund                        1,069,159                 198,202
       Dreyfus VIF Growth & Income Portfolio                                       320,582                  44,538
       Dreyfus VIF Small Cap Portfolio                                             787,140                   1,342
       Federated International Equity Fund II                                   25,568,878              25,823,938
       INVESCO VIF-High Yield Fund                                               1,080,268                 249,347
       INVESCO VIF-Technology Fund                                                 602,219                 396,298
       Janus Aspen Series Flexible Income Portfolio                              5,693,614                 347,412
       Janus Aspen Series Worldwide Growth Portfolio                            26,004,536              24,822,608
       J.P. Morgan Series Trust II Small Company Fund                            1,534,316                 145,583
       Oppenheimer Global Securities Fund/VA                                     1,650,734               1,096,016
       PBHG Insurance Series Large Cap Growth Portfolio                            510,225                  29,686
       Safeco RST Equity Portfolio                                                  75,904                     146
       Schwab MarketTrack Growth Portfolio II                                    1,190,346                 218,323
       Schwab Money Market Portfolio                                           148,491,630             125,572,465
       Schwab S & P 500 Portfolio                                                6,022,215                 534,402
       Scudder Variable Series I Capital Growth Portfolio                          172,963                     310
       Scudder Variable Series I Small Cap Growth Portfolio                        524,695                 368,581
       Strong VIF Mid-Cap Growth Fund II                                           944,227                 222,450
       Strong VIF Opportunity Fund II                                            1,825,335                  66,485
                                                                          -----------------     -------------------
                                                                          -----------------     -------------------

       Total                                                           $                    $

                                                                          =================     ===================

4.       EXPENSES AND RELATED PARTY TRANSACTIONS

       Contract Maintenance Charge

       The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

       Transfer Fees

       The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

       Deductions for Premium Taxes

        The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

       Deductions for Assumption of Mortality and Expense Risks

       The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

       If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.      ACCUMULATION UNIT VALUES

        A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2001 for the Schwab Select Annuity and for the period ended December 31, 2001 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.




------------------------------------------------------------------------------------------------------------------
                                                   ALGER AMERICAN       AMERICAN CENTURY VP            BARON CAPITAL
                                                   GROWTH PORTFOLIO     INTERNATIONAL PORTFOLIO        ASSET FUND
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                           0.85                   0.85                   0.85
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 18.35                 $ 13.70               $ 12.25
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              2,859,914                 756,485             1,057,192
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 52,489                $ 10,364              $ 12,954
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                               (12.56%)                (29.78%)               11.39%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 20.99                 $ 19.51               $ 11.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              3,090,861                 808,346               655,329
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 64,886                $ 15,773               $ 7,209
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                               (15.50%)                (17.54%)               (3.51%)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 24.84                 $ 23.66               $ 11.40
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              2,200,675                 602,867               502,097
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 54,671                $ 14,264               $ 5,723
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                32.55%                  62.72%                14.00%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 18.74                 $ 14.54
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              1,306,403                 560,117
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 24,487                 $ 8,147
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                46.87%                  17.73%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 12.76                 $ 12.35
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                417,062                 298,157
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 5                 $ 3,683
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                24.61%                  17.73%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------
      BERGER IPT-SMALL          DEUTSCHE ASSET          DEUTSCHE ASSET
      COMPANY GROWTH FUND       MANAGEMENT VIT EAFE     MANAGEMENT VIT SMALL
                                EQUITY INDEX FUND       CAP INDEX FUND
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
           0.85                  0.85                  0.85
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 16.11                $ 7.40               $ 11.24
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,702,960               589,568               843,685
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 27,440               $ 4,366               $ 9,484
-------------------------------------------------------------------
-------------------------------------------------------------------
               (34.04%)              (25.35%)                1.27%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 24.43                $ 9.92               $ 11.10
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,876,729               290,653               464,935
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 45,853               $ 2,883               $ 5,162
-------------------------------------------------------------------
-------------------------------------------------------------------
                (7.36%)              (17.33%)               (4.72%)
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 26.37               $ 12.00               $ 11.65
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,072,037               161,396               203,338
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 28,268               $ 1,937               $ 2,369
-------------------------------------------------------------------
-------------------------------------------------------------------
                89.85%                20.00%                16.50%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 13.89
-------------------------------------------------------------------
-------------------------------------------------------------------
               428,983
-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 5,959
-------------------------------------------------------------------
-------------------------------------------------------------------
                 1.02%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 13.75
-------------------------------------------------------------------
-------------------------------------------------------------------
               124,653
-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 1,714
-------------------------------------------------------------------
-------------------------------------------------------------------
                37.50%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
(Continued)

------------------------------------------------------------------------------------------------------------------------
                                                     DREYFUS VIF CAPITAL        DREYFUS VIF GROWTH      FEDERATED AMERICAN
                                                     APPRECIATION PORFOLIO      & INCOME PORTFOLIO      LEADERS FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                               $ 9.07                   $ 9.56                $ 16.26
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    880,333                  778,050              1,491,691
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 7,987                  $ 7,440               $ 24,283
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                   (10.09%)                  (6.66%)                (5.01%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 10.09                  $ 10.24                $ 17.12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    474,144                  264,684              1,211,956
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 4,784                  $ 2,714               $ 20,780
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (1.46%)                  (4.57%)                 1.48%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 10.24                  $ 10.73                $ 16.87
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    245,395                   49,371              1,441,835
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 2,513                    $ 534               $ 24,346
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     2.40%                    7.30%                  5.77%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                                                              $ 15.95
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                                                                  1,761,482
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                                                            $ 28,117
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                                                                    16.68%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                                                              $ 13.67
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                                                                  1,424,891
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                                                            $ 19,505
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                                                                    31.19%
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
      FEDERATED FUND FOR        FEDERATED UTILITYI      INVESCO VIF-HIGH
      U.S. GOVERNMENT           FUND II                 YIELD FUND
      SECURITIES II
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
            0.85                   0.85                   0.85
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 13.16                $ 10.95                 $ 9.70
----------------------------------------------------------------------
----------------------------------------------------------------------
              4,482,043                238,710              1,802,549
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 58,968                $ 2,615               $ 17,491
----------------------------------------------------------------------
----------------------------------------------------------------------
                  6.10%                (14.49%)               (15.69%)
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 12.40                $ 12.81                $ 11.51
----------------------------------------------------------------------
----------------------------------------------------------------------
              3,179,462                260,840              1,919,249
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 39,417                $ 3,340               $ 22,081
----------------------------------------------------------------------
----------------------------------------------------------------------
                 10.03%                 (9.66%)               (12.40%)
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.27                $ 14.18                $ 13.14
----------------------------------------------------------------------
----------------------------------------------------------------------
              2,809,027                280,957              2,003,863
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 31,648                $ 3,985               $ 26,326
----------------------------------------------------------------------
----------------------------------------------------------------------
                 (1.40%)                 0.78%                  8.33%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.43                $ 14.07                $ 12.13
----------------------------------------------------------------------
----------------------------------------------------------------------
              2,136,709                416,024              1,867,862
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 24,427                $ 5,852               $ 22,654
----------------------------------------------------------------------
----------------------------------------------------------------------
                  6.72%                 13.01%                  0.33%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 10.71                $ 12.45                $ 12.09
----------------------------------------------------------------------
----------------------------------------------------------------------
                815,966                168,289              1,360,681
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 8,737                $ 2,095               $ 16,450
----------------------------------------------------------------------
----------------------------------------------------------------------
                  7.42%                 24.50%                 16.36%
----------------------------------------------------------------------
(Continued)

------------------------------------------------------------------------------------------------------------------------
                                                     INVESCO VIF-EQUITY         INVESCO VIF-TECHNOLOGY  JANUS ASPEN SERIES
                                                     INCOME FUND                FUND                    FLEXIBLE INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 16.22                   $ 3.01                $ 11.20
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  2,191,193                4,253,860              2,866,207
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 35,560                 $ 12,785               $ 32,113
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (9.72%)                 (46.33%)                 6.81%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 17.97                   $ 5.60                $ 10.49
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  2,043,703                4,296,975              1,624,948
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 36,739                 $ 24,047               $ 17,043
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     3.99%                  (44.00%)                 5.43%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 17.28                                          $ 9.95
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,752,510                                         838,445
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 30,299                                         $ 8,347
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    13.83%                                          (0.50%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 15.18
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,638,804
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 24,882
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    14.39%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.27
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,270,248
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 16,867
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    27.11%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
      JANUS ASPEN SERIES        JANUS ASPEN SERIES      JANUS ASPEN SERIES
      GROWTH PORTFOLIO          INTERNATIONAL GROWTH    WORLDWIDE GROWTH PORTFOLIO
                                PORTFOLIO
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
            0.85                    0.85                    0.85
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 15.16                  $ 10.81                $ 16.91
------------------------------------------------------------------------
------------------------------------------------------------------------
              3,590,948                2,109,314              3,763,889
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 54,439                 $ 22,800               $ 63,654
------------------------------------------------------------------------
------------------------------------------------------------------------
                (25.40%)                 (23.88%)               (23.09%)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 20.32                  $ 14.20                $ 21.99
------------------------------------------------------------------------
------------------------------------------------------------------------
              4,289,162                2,082,710              4,803,181
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 87,143                 $ 29,582              $ 105,639
------------------------------------------------------------------------
------------------------------------------------------------------------
                (15.26%)                 (16.67%)               (16.39%)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 23.98                  $ 17.04                $ 26.30
------------------------------------------------------------------------
------------------------------------------------------------------------
              3,396,683                  772,937              4,259,845
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 81,453                 $ 13,174              $ 112,048
------------------------------------------------------------------------
------------------------------------------------------------------------
                 42.82%                   70.40%                 63.05%
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 16.79                                         $ 16.13
------------------------------------------------------------------------
------------------------------------------------------------------------
              1,979,076                                       3,616,710
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 33,242                                        $ 58,337
------------------------------------------------------------------------
------------------------------------------------------------------------
                 34.43%                                          27.81%
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 12.49                                         $ 12.62
------------------------------------------------------------------------
------------------------------------------------------------------------
              1,335,615                                       2,208,577
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 16,678                                        $ 27,868
------------------------------------------------------------------------
------------------------------------------------------------------------
                 21.73%                                          21.11%
------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
                                                     MONTGOMERY VARIABLE        PRUDENTIAL SERIES FUND  SAFECO RST EQUITY
                                                     SERIES GROWTH FUND         EQUITY CLASS II         PORTFOLIO
                                                                                PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 11.43                   $ 8.81                $ 12.62
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    453,313                  119,514                859,655
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 5,188                  $ 1,053               $ 10,848
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                   (21.45%)                 (12.35%)               (10.18%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 14.55                  $ 10.05                $ 14.05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    457,499                  159,971                940,488
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 6,664                  $ 1,607               $ 13,212
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (9.80%)                   2.03%                (11.52%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 16.13                   $ 9.85                $ 15.88
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    410,065                   32,428              1,065,919
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 6,625                    $ 320               $ 16,928
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    19.75%                   (1.50%)                 8.40%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.47                                         $ 14.65
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    600,573                                       1,168,094
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 8,097                                        $ 17,116
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     2.05%                                          23.84%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.20                                         $ 11.83
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    643,029                                         357,176
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 8,495                                         $ 4,226
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    27.54%                                          18.30%
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
      SAFECO RST GROWTH         SCHWAB MARKETTRACK      SCHWAB MONEY
      OPPORTUNITIES             GROWTH PORTFOLIO II     MARKET PORTFOLIO
      PORTFOLIO
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
            0.85                   0.85                   0.85
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 12.57                $ 14.57                $ 12.26
----------------------------------------------------------------------
----------------------------------------------------------------------
              1,066,369                896,576             13,479,708
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 13,404               $ 13,067              $ 165,358
----------------------------------------------------------------------
----------------------------------------------------------------------
                 18.14%                 (9.19%)                 2.80%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 10.64                $ 16.05                $ 11.93
----------------------------------------------------------------------
----------------------------------------------------------------------
                576,155                818,621             12,387,477
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 6,131               $ 13,138              $ 147,767
----------------------------------------------------------------------
----------------------------------------------------------------------
                 (6.99%)                (5.64%)                 5.11%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.44                $ 17.01                $ 11.35
----------------------------------------------------------------------
----------------------------------------------------------------------
                155,643                560,533              9,858,627
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 1,780                $ 9,532              $ 111,967
----------------------------------------------------------------------
----------------------------------------------------------------------
                 14.40%                 18.62%                  3.84%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 14.34                $ 10.93
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       447,514              6,647,088
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 6,416               $ 72,692
----------------------------------------------------------------------
----------------------------------------------------------------------
                                        12.12%                  4.19%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 12.79                $ 10.49
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       284,530              4,111,111
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 3,638               $ 43,163
----------------------------------------------------------------------
----------------------------------------------------------------------
                                        23.57%                  4.17%
----------------------------------------------------------------------
(Continued)

----------------------------------------------------------------------------------------------------------------------
                                                              SCHWAB S&P 500 SCUDDER VARIABLE SERIES    SCUDDER VARIABLE SERIES
                                                              PORTFOLIO      I CAPITAL GROWTH           I GROWTH & INCOME
                                                                             PORTFOLIO                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                                     0.85                 0.85                0.85
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  2001
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 16.40                $ 9.03             $ 7.99
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       6,729,128               438,902            376,108
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 110,371               $ 3,964            $ 3,006
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                        (12.90%)              (20.08%)           (12.07%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  2000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 18.83               $ 11.30             $ 9.09
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       5,933,342               403,433            190,165
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 111,752               $ 4,557            $ 1,728
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                        (10.12%)              (10.60%)            (2.88%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1999
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 20.95               $ 12.64             $ 9.36
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       5,457,283               186,640             61,409
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 114,346               $ 2,360              $ 575
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         19.44%                26.40%             (6.40%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1998
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 17.54
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       4,084,150
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                 $ 71,644
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         27.01%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1997
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 13.81
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       2,115,176
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                 $ 29,224
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         31.27%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------
      STRONG MULTI CAP  UNIVERSAL INSTITUTIONAL
      VALUE FUND II     FUND U.S. REAL ESTATE
                        PORTFOLIO
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
          0.85               0.85
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 9.54            $ 12.26
----------------------------------------
----------------------------------------
           1,463,902            830,637
----------------------------------------
----------------------------------------
            $ 13,995           $ 10,186
----------------------------------------
----------------------------------------
               3.24%              8.94%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 9.24            $ 11.25
----------------------------------------
----------------------------------------
             553,906            786,877
----------------------------------------
----------------------------------------
             $ 5,146            $ 8,860
----------------------------------------
----------------------------------------
               6.94%             26.98%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 8.64             $ 8.86
----------------------------------------
----------------------------------------
              91,471            347,481
----------------------------------------
----------------------------------------
               $ 817            $ 3,083
----------------------------------------
----------------------------------------
             (13.60%)            (4.22%)
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
                                 $ 9.25
----------------------------------------
----------------------------------------
                                308,021
----------------------------------------
----------------------------------------
                                $ 2,854
----------------------------------------
----------------------------------------
                                (12.41%)
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
                                $ 10.56
----------------------------------------
----------------------------------------
                                175,621
----------------------------------------
----------------------------------------
                                $ 1,859
----------------------------------------
----------------------------------------
                                  5.60%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
(Concluded)
----------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALGER AMERICAN BALANCED       ALGER AMERICAN GROWTH           ALLIANCE VP GROWTH & INCOME
                                      PORTFOLIO                      PORTFOLIO                            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.70         $ 9.70        $ 8.90         $ 8.89         $ 9.39          $ 9.38
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           10,478         44,719       110,022         53,244         98,944          74,454
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 102          $ 434         $ 979          $ 474          $ 929           $ 699
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (3.00%)        (3.00%)      (11.00%)       (11.10%)        (6.10%)         (6.20%)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALLIANCE VP GROWTH PORTFOLIO    ALLIANCEBERNSTEIN VP REAL    AMERICAN CENTURY VP
                                                                  ESTATE INVESTMENT PORTFOLIO  INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.58         $ 8.58       $ 11.05        $ 11.05         $ 8.27          $ 8.27
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,673         11,322        48,102         16,327         76,030          27,288
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                      $ 32           $ 97         $ 532          $ 180          $ 629           $ 226
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                         (14.20%)       (14.20%)       10.50%         10.50%        (17.30%)        (17.30%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  AMERICAN CENTURY VP INCOME    BERGER IPT-LARGE CAP GROWTH    BERGER IPT-SMALL COMPANY
                                  & GROWTH PORTFOLIO            FUND                           GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.36         $ 9.36        $ 8.38         $ 8.39         $ 8.00          $ 8.00
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,158          5,696        14,808          8,729         82,084          52,671
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                      $ 30           $ 53         $ 124           $ 73          $ 657           $ 421
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (6.40%)        (6.40%)      (16.20%)       (16.10%)       (20.00%)        (20.00%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DELAWARE GPF PREMIUM SMALL    DEUTSCHE ASSET MANAGEMENT       DEUTSCHE ASSET MANAGEMENT
                                  CAP VALUE SERIES              VIT EAFE EQUITY INDEX FUND      VIT SMALL CAP INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 10.71        $ 10.70         $ 8.21         $ 8.21        $ 10.11        $ 10.11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           58,778         28,758         24,035         19,182         36,498         41,813
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 629          $ 308          $ 197          $ 157          $ 369          $ 423
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                           7.10%          7.00%        (17.90%)       (17.90%)         1.10%          1.10%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DREYFUS VIF SMALL CAP         DREYFUS VIF GROWTH & INCOME     FEDERATED INTERNATIONAL
                                  PORTFOLIO                     PORTFOLIO                       EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.79         $ 9.77         $ 9.33         $ 9.33         $ 7.86         $ 7.86
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           46,287         33,176         10,283         19,175              2          1,778
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 453          $ 324           $ 96          $ 179            $ -           $ 14
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (2.10%)        (2.30%)        (6.70%)        (6.70%)       (21.40%)       (21.40%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  INVESCO VIF-HIGH YIELD FUND   INVESCO VIF-TECHNOLOGY FUND   J.P. MORGAN SERIES TRUST II
                                                                                              SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.34         $ 8.36         $ 7.19         $ 7.19         $ 9.79         $ 9.79
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           60,110         35,883         35,530          8,092         73,404         64,994
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 501          $ 300          $ 256           $ 58          $ 719          $ 636
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                         (16.60%)       (16.40%)       (28.10%)       (28.10%)        (2.10%)        (2.10%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  JANUS ASPEN SERIES WORLDWIDE   JANUS ASPEN SERIES FLEXIBLE   OPPENHEIMER GLOBAL SECURITIES
                                  GROWTH PORTFOLIO               INCOME PORTFOLIO              FUND/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.47         $ 8.46        $ 10.41        $ 10.41         $ 9.48         $ 9.48
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          99,987         60,207        229,005        276,547         28,571         31,709
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 846          $ 510        $ 2,384        $ 2,878          $ 271          $ 300
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.30%)       (15.40%)         4.10%          4.10%         (5.20%)        (5.20%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  PBHG INSURANCE SERIES LARGE   SAFECO RST EQUITY PORTFOLIO   SCHWAB MARKETTRACK GROWTH
                                  CAP GROWTH PORTFOLIO                                        PORTFOLIO II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.45         $ 8.45         $ 9.45         $ 9.45         $ 9.47         $ 9.46
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          29,271         21,508            429          7,912         64,405         36,799
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 247          $ 182            $ 4           $ 75          $ 610          $ 348
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.50%)       (15.50%)        (5.50%)        (5.50%)        (5.30%)        (5.40%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCHWAB MONEY MARKET PORTFOLIO   SCHWAB S&P 500 PORTFOLIO    SCUDDER VARIABLE SERIES I
                                                                                              CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                   $ 10.15        $ 10.15         $ 9.23         $ 9.22         $ 8.75         $ 8.74
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding       1,500,043        776,903        428,098        187,288         13,756          7,975
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                 $ 15,228        $ 7,884        $ 3,950        $ 1,727          $ 120           $ 70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                          1.50%          1.50%         (7.70%)        (7.80%)       (12.50%)       (12.60%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCUDDER VARIABLE SERIES II    STRONG VIF MID-CAP GROWTH       STRONG VIF OPPORTUNITY
                                  SMALL CAP GROWTH PORTFOLIO    FUND II                         FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.57         $ 8.57         $ 8.03         $ 8.03         $ 9.50         $ 9.50
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          12,369          6,754         27,603         58,974        113,694         53,594
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 106           $ 58          $ 222          $ 474        $ 1,081          $ 509
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (14.30%)       (14.30%)       (19.70%)       (19.70%)        (5.00%)        (5.00%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Concluded)
------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY - 1 SERIES ACCOUNT

Financial Statements




             Variable Annuity -1 Series Account of Great-West Life &
                            Annuity Insurance Company
                Financial Statements for the Years Ended December
                                31, 2001 and 2000
                        and Independent Auditors' Report

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            ALGER AMERICAN     AMERICAN    BARON CAPITAL      BERGER        DEUTSCHE      DEUTSCHE
                                                GROWTH        CENTURY VP     ASSET FUND     IPT-SMALL        ASSET         ASSET
                                               PORTFOLIO    INTERNATIONAL                    COMPANY       MANAGEMENT    MANAGEMENT
                                                              PORTFOLIO                    GROWTH FUND      VIT EAFE     VIT SMALL
                                                                                                          EQUITY INDEX   CAP INDEX
                                                                                                              FUND          FUND
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------
Schwab Select Annuity:

ASSETS:
     Investments at market value (1)      $   52,439,779  $   11,543,243 $   12,894,369 $   27,342,944 $    5,868,311 $    9,438,992
     Investment income due and accrued                 0               0              0              0              0              0
     Purchase payments receivable                 58,238                         61,614        102,026                        46,428
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                          52,498,017      11,543,243     12,955,983     27,444,970      5,868,311      9,485,420
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable                                       1,177,461                                    1,501,688
     Due to Great-West Life & Annuity              8,576           1,780          2,086          4,485            941          1,539
        Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                          8,576       1,179,241          2,086          4,485      1,502,629          1,539
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   52,489,441  $   10,364,002 $   12,953,897 $   27,440,485 $    4,365,682 $    9,483,881
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $   52,487,603  $   10,364,002 $   12,953,897 $   27,440,485 $    4,365,682 $    9,483,881
     Contracts in payout phase                     1,838
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   52,489,441  $   10,364,002 $   12,953,897 $   27,440,485 $    4,365,682 $    9,483,881
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                 2,859,914         756,485      1,057,192      1,702,960        589,568        843,685

UNIT VALUE (ACCUMULATION)                 $        18.35  $        13.70 $        12.25 $        16.11 $         7.40 $        11.24
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $   76,897,502  $   11,364,070 $   12,049,733 $   43,317,457 $    5,817,364 $    9,808,942
     Shares of investments:                    1,426,157       1,751,630        668,102      1,921,500        699,441        879,682


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              DREYFUS VIF    DREYFUS VIF     FEDERATED      FEDERATED      FEDERATED      INVESCO
                                                CAPITAL        GROWTH &       AMERICAN    FUND FOR U.S.   UTILITY FUND    VIF-HIGH
                                             APPRECIATION       INCOME      LEADERS FUND    GOVERNMENT         II        YIELD FUND
                                               PORTFOLIO      PORTFOLIO          II       SECURITIES II
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------
Schwab Select Annuity:

ASSETS:
     Investments at market value (1)      $    7,861,814  $    7,447,496 $   24,273,841 $   59,873,410 $    2,608,424 $   15,588,033
     Investment income due and accrued                 0               0              0              0              0      1,890,763
     Purchase payments receivable                126,106                         13,101                         6,897         15,147
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                           7,987,920       7,447,496     24,286,942     59,873,410      2,615,321     17,493,943
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable                                           5,849                       895,424
     Due to Great-West Life & Annuity Insurance Com1,281           1,205          3,956          9,651            424          2,839
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                          1,281           7,054          3,956        905,075            424          2,839
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    7,986,639  $    7,440,442 $   24,282,986 $   58,968,335 $    2,614,897 $   17,491,104
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $    7,986,639  $    7,436,647 $   24,257,841 $   58,968,335 $    2,614,897 $   17,491,104
     Contracts in payout phase                                     3,795         25,145
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    7,986,639  $    7,440,442 $   24,282,986 $   58,968,335 $    2,614,897 $   17,491,104
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                   880,333         778,050      1,491,691      4,482,043        238,710      1,802,549

UNIT VALUE (ACCUMULATION)                 $         9.07  $         9.56 $        16.26 $        13.16 $        10.95 $         9.70
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $    8,266,344  $    7,689,151 $   25,363,770 $   57,749,792 $    2,951,354 $   20,086,150
     Shares of investments:                      224,752         343,995      1,260,979      5,238,269        251,536      2,040,318


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             INVESCO         INVESCO      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN      JANUS
                                            VIF-EQUITY   VIF-TECHNOLOGY      SERIES     SERIES GROWTH      SERIES        ASPEN
                                           INCOME FUND        FUND          FLEXIBLE      PORTFOLIO    INTERNATIONAL     SERIES
                                                                             INCOME                        GROWTH        WORLDWIDE
                                                                           PORTFOLIO                     PORTFOLIO       GROWTH
                                                                                                                         PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------
Schwab Select Annuity:

ASSETS:
     Investments at market value (1)      $   35,074,850  $   12,690,066 $   32,071,870 $   54,434,866 $   23,844,975 $   64,720,739
     Investment income due and accrued           401,385               0              0              0              0              0
     Purchase payments receivable                 89,791          96,945         46,598         12,592
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                          35,566,026      12,787,011     32,118,468     54,447,458     23,844,975     64,720,739
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable                                                                                    1,040,996      1,055,741
     Due to Great-West Life & Annuity              5,761           2,077          5,157          8,892          3,850         10,513
        Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                          5,761           2,077          5,157          8,892      1,044,846      1,066,254
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   35,560,265  $   12,784,934 $   32,113,311 $   54,438,566 $   22,800,129 $   63,654,485
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $   35,547,608  $   12,784,934 $   32,113,311 $   54,435,568 $   22,800,129 $   63,653,009
     Contracts in payout phase                    12,657                                         2,998                         1,476
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $   35,560,265  $   12,784,934 $   32,113,311 $   54,438,566 $   22,800,129 $   63,654,485
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                 2,191,193       4,253,860      2,866,207      3,590,948      2,109,314      3,763,889

UNIT VALUE (ACCUMULATION)                 $        16.22  $         3.01 $        11.20 $        15.16 $        10.81 $        16.91
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $   37,822,009  $   22,471,133 $   32,209,872 $   81,977,398 $   22,582,666 $   80,084,266
     Shares of investments:                    1,887,774         825,639      2,750,589      2,738,172      1,015,977      2,267,720


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            MONTGOMERY     PRUDENTIAL      SAFECO RST     SAFECO RST       SCHWAB         SCHWAB
                                             VARIABLE      SERIES FUND       EQUITY         GROWTH      MARKETTRACK       MONEY
                                          SERIES GROWTH   EQUITY CLASS     PORTFOLIO    OPPORTUNITIES      GROWTH         MARKET
                                               FUND       II PORTFOLIO                    PORTFOLIO     PORTFOLIO II     PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------
Schwab Select Annuity:

ASSETS:
     Investments at market value (1)      $    5,166,554  $    1,052,939 $   10,812,525 $   14,705,056 $   13,069,929 $  160,171,068
     Investment income due and accrued                 0               0              0              0              0        207,588
     Purchase payments receivable                 22,004               0         37,429                             0      5,004,949
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                           5,188,558       1,052,939     10,849,954     14,705,056     13,069,929    165,383,605
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable                                                                     1,298,651            498
     Due to Great-West Life & Annuity                853             173          1,776          2,122          2,125         25,106
        Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                            853             173          1,776      1,300,773          2,623         25,106
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    5,187,705  $    1,052,766 $   10,848,178 $   13,404,283 $   13,067,306 $  165,358,499
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $    5,180,902  $    1,052,766 $   10,848,178 $   13,404,283 $   13,067,306 $  165,322,459
     Contracts in payout phase                     6,803                                                                      36,040
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $    5,187,705  $    1,052,766 $   10,848,178 $   13,404,283 $   13,067,306 $  165,358,499
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                   453,313         119,514        859,655      1,066,369        896,576     13,479,708

UNIT VALUE (ACCUMULATION)                 $        11.43  $         8.81 $        12.62 $        12.57 $        14.57 $        12.26
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

(1)  Cost of investments:                 $    7,579,267  $    1,114,681 $   13,295,147 $   13,494,677 $   14,857,126 $  160,171,068
     Shares of investments:                      482,856          51,388        437,754        671,771      1,006,153    160,171,068


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            SCHWAB S&P       SCUDDER        SCUDDER      STRONG MULTI    UNIVERSAL        TOTAL
                                          500 PORTFOLIO     VARIABLE        VARIABLE      CAP VALUE    INSTITUTIONAL      SCHWAB
                                                            SERIES I        SERIES I       FUND II       FUND U.S.        SELECT
                                                         CAPITAL GROWTH     GROWTH &                    REAL ESTATE       ANNUITY
                                                            PORTFOLIO        INCOME                      PORTFOLIO
                                                                           PORTFOLIO
                                          ------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
                                            -------------   -------------  -------------  -------------  -------------  ------------
Schwab Select Annuity:

ASSETS:
     Investments at market value (1)      $  108,924,756  $    3,942,344 $    3,006,578 $   14,066,719 $   10,417,733 $  805,354,223
     Investment income due and accrued                 0               0              0              0              0      2,499,736
     Purchase payments receivable              1,464,423          22,139                                                   7,226,427
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total assets                         110,389,179       3,964,483      3,006,578     14,066,719     10,417,733    815,080,386
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

LIABILITIES:
     Redemptions payable                                                                        71,697        230,408      7,278,413
     Due to Great-West Life & Annuity             17,843             647            492            228          1,670        128,048
        Insurance Company
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

        Total liabilities                         17,843             647            492         71,925        232,078      7,406,461
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $  110,371,336  $    3,963,836 $    3,006,086 $   13,994,794 $   10,185,655 $  807,673,925
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

NET ASSETS REPRESENTED BY:
     Accumulation units                   $  110,360,118  $    3,963,836 $    3,006,086 $   13,964,779 $   10,180,094 $  807,536,379
     Contracts in payout phase                    11,218                                        30,015          5,561        137,546
                                            -------------   -------------  -------------  -------------  -------------  ------------
                                            -------------   -------------  -------------  -------------  -------------  ------------

NET ASSETS                                $  110,371,336  $    3,963,836 $    3,006,086 $   13,994,794 $   10,185,655 $  807,673,925
                                            =============   =============  =============  =============  =============  ============
                                            =============   =============  =============  =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                 6,729,128         438,902        376,108      1,463,902        830,637

UNIT VALUE (ACCUMULATION)                 $        16.40  $         9.03 $         7.99 $         9.54 $        12.26
                                            =============   =============  =============  =============  =============
                                            =============   =============  =============  =============  =============

(1)  Cost of investments:                 $  120,724,899  $    4,818,076 $    3,235,521 $   13,895,698 $   10,537,658 $  922,232,791
     Shares of investments:                    6,585,535         240,975        337,818      1,380,443        862,395    200,420,387


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            ALGER      AMERICAN       BARON            BERGER        DEUTSCHE           DEUTSCHE
                                           AMERICAN    CENTURY        CAPITAL         IPT-SMALL      ASSET              ASSET
                                            GROWTH     VP             ASSET           COMPANY        MANAGEMENT         MANAGEMENT
                                          PORTFOLIO    INTERNATIONAL  FUND            GROWTH         VIT                VIT
                                                       PORTFOLIO                      FUND           EAFE               SMALL
                                                                                                     EQUITY             CAP
                                                                                                     INDEX              INDEX
                                                                                                     FUND               FUND
                                          ----------------------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                             $    141,059 $       11,277  $            0 $            0 $             0 $       57,041

EXPENSES:
    Mortality and expense risk                 490,472        111,101          85,391        278,041          32,195         54,679
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                  (349,413)       (99,824)        (85,391)      (278,041)        (32,195)         2,362
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized loss on sale of fund shares    (6,992,395)    (6,278,925)        (95,927)   (10,989,092)       (791,730)      (306,158)
    Realized gain distributions              7,649,013      1,245,145          54,002        277,077               0        431,875
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                   656,618     (5,033,780)        (41,925)   (10,712,015)       (791,730)       125,717
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                       (9,217,991)       455,225       1,167,627     (4,833,268)         33,019        (50,491)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           $   (8,910,786)$   (4,678,379) $    1,040,311 $  (15,823,324)$      (790,906)$       77,588
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                          0.24%          0.09%                                                         0.89%
                                          =============  =============                                                 =============
                                          =============  =============                                                 =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

  0
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                      DREYFUS        DREYFUS        FEDERATED       FEDERATED      FEDERATED          INVESCO
                                      VIF            VIF            AMERICAN        FUND           UTILITY            VIF-HIGH
                                      CAPITAL        GROWTH         LEADERS         FOR            FUND               YIELD
                                      APPRECIATION   &              FUND            U.S.           II                 FUND
                                      PORTFOLIO      INCOME         II              GOVERNMENT
                                                     PORTFOLIO                      SECURITIES
                                                                                    II
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                         $       66,049 $       27,289  $      293,654 $    1,859,019 $       102,005 $    1,890,763

EXPENSES:
    Mortality and expense risk                50,758         42,051         194,079        434,979          26,356        184,476
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                  15,291        (14,762)         99,575      1,424,040          75,649      1,706,287
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale            (210,413)      (848,912)       (372,443)       871,150        (481,924)    (3,573,696)
       of fund shares
    Realized gain distributions                              76,004         127,992
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                (210,413)      (772,908)       (244,451)       871,150        (481,924)    (3,573,696)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                       (243,659)       (15,293)     (1,072,627)       465,334         (67,654)    (1,421,593)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS         $     (438,781)$     (802,963) $   (1,217,503)$    2,760,524 $      (473,929)$   (3,289,002)
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                        1.11%          0.55%           1.29%          3.64%           3.32%          8.72%
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============


The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                      INVESCO       INVESCO         JANUS           JANUS          JANUS           JANUS
                                      VIF-EQUITY     VIF-TECHNOLOGY ASPEN           ASPEN          ASPEN           ASPEN
                                      INCOME         FUND           SERIES          SERIES         SERIES          SERIES
                                      FUND                          FLEXIBLE        GROWTH         INTERNATIONAL   WORLDWIDE
                                                                    INCOME          PORTFOLIO      GROWTH          GROWTH
                                                                    PORTFOLIO                      PORTFOLIO       PORTFOLIO
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                           $    390,581 $            0  $    1,570,636 $       44,101 $       254,479 $      359,777

EXPENSES:
    Mortality and expense risk               309,496        127,335         214,282        576,816         215,868        672,634
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                  81,085       (127,335)      1,356,354       (532,715)         38,611       (312,857)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of         (293,268)   (12,090,981)        308,644     (7,973,644)     (9,407,402)   (16,976,260)
       fund shares
    Realized gain distributions              120,944                                       132,502
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                (172,324)   (12,090,981)        308,644     (7,841,142)     (9,407,402)   (16,976,260)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                     (3,813,771)     1,345,192        (182,712)   (13,161,098)      2,621,751     (5,751,884)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           $ (3,905,010)$  (10,873,124) $    1,482,286 $  (21,534,955)$    (6,747,040)$  (23,041,001)
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                        1.07%                          6.24%          0.07%           1.00%          0.45%
                                        =============                  =============  =============  ==============  =============
                                        =============                  =============  =============  ==============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                       ONTGOMERY     PRUDENTIAL     SAFECO          SAFECO         SCHWAB          SCHWAB
                                       ARIABLE       SERIES         RST             RST            MARKETTRACK     MONEY
                                       ERIES         FUND           EQUITY          GROWTH         GROWTH          MARKET
                                       ROWTH         EQUITY         PORTFOLIO       OPPORTUNITIES  PORTFOLIO       PORTFOLIO
                                       UND           CLASS                          PORTFOLIO      II
                                                     II
                                                     PORTFOLIO
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                           $    271,527 $        5,982  $       80,212 $            0 $       337,994 $    5,928,977

EXPENSES:
    Mortality and expense risk                47,310         10,340          97,407         78,548         110,685      1,406,050
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                 224,217         (4,358)        (17,195)       (78,548)        227,309      4,522,927
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized loss on sale of fund           (689,140)      (393,219)       (676,679)    (1,017,930)       (413,590)
       shares
    Realized gain distributions              412,335        110,655                        293,649         208,442
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Net realized loss                       (276,805)      (282,564)       (676,679)0     (724,281)       (205,148)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                     (1,369,250)       145,404        (588,183)     2,545,873      (1,366,545)0
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           $ (1,421,838)$     (141,518) $   (1,282,057)$    1,743,044 $    (1,344,384)$    4,522,927
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                        4.88%          0.49%           0.71%                          2.60%          3.60%
                                        =============  =============   =============                 ==============  =============
                                        =============  =============   =============                 ==============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                      SCHWAB         SCUDDER        SCUDDER         STRONG           UNIVERSAL     TOTAL
                                      S&P            VARIABLE       VARIABLE        MULTI           INSTITUTIONAL  SCHWAB
                                      500            SERIES         SERIES          CAP            FUND U.S. REAL  SELECT
                                      PORTFOLIO      I              I               VALUE              ESTATE      ANNUITY
                                                     CAPITAL        GROWTH          FUND              PORTFOLIO
                                                     GROWTH         &               II
                                                     PORTFOLIO      INCOME
                                                                    PORTFOLIO
                                        -------------  -------------   -------------  -------------  -----------------------------
                                        -------------  -------------   -------------  -------------  --------------  -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                         $    1,087,259 $       14,871  $       27,200 $          541 $       357,763 $   15,180,056

EXPENSES:
    Mortality and expense risk               914,732         34,572          18,367         93,751          81,756      6,994,527
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                 172,527        (19,701)          8,833        (93,210)        276,007      8,185,529
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of       (3,117,337)    (1,449,835) 0     (170,678)0     (191,151)0       660,407    (83,962,528)
       fund shares
    Realized gain distributions                    0        470,941  0       51,325 0        4,475 0       107,162     11,773,538
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                                                     0              0              0
    Net realized gain (loss)              (3,117,337)      (978,894) 0     (119,353)0     (186,676)0       767,569    (72,188,990)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                                                     0              0              0
    Change in net unrealized
    appreciation (depreciation)             0              0              0
       on investments                    (12,540,187)      (170,269) 0     (155,598)0      130,422 0      (454,230)   (47,566,456)
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                        -------------  -------------   -------------  -------------  --------------  -------------
                                                                     0              0              0
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS         $  (15,484,997)$   (1,168,864) $     (266,118)$     (149,464)$       589,346 $ (111,569,917)
                                        =============  =============   =============  =============  ==============  =============
                                        =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO                                1.01%          0.37%           1.26%          0.00%           3.71%
                                                =============  =============   =============  =============  ==============
                                                =============  =============   =============  =============  ==============


The accompanying notes are an integral part of these financial statements.                                              (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         ALGER AMERICAN GROWTH PORTFOLIO       AMERICAN CENTURY VP            BARON
                                                                             INTERNATIONAL PORTFOLIO         CAPITAL
                                                                                                           ASSET FUND
                                         -------------------------------------------------------------------------------------------
                                         ------------------------------  -------------------------------  --------------------------
                                             2001            2000             2001            2000            2001        2000
                                         --------------  --------------  ---------------  --------------  -------------- -----------
                                         --------------  --------------  ---------------  --------------  -------------- -----------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment loss               $      (349,413)$      (592,794)$        (99,824)$      (117,496)$       (85,391) $  (59,474)
     Net realized gain (loss)                  656,618       9,663,787       (5,033,780)        732,843         (41,925)    764,323
     Change in net unrealized appreciation                                                                                        0
        (depreciation) on investments       (9,217,991)    (22,302,688)         455,225      (3,325,309)      1,167,627  (1,087,468)
                                         --------------  --------------  ---------------  --------------  --------------------------
                                         --------------  --------------  ---------------  --------------  --------------------------

     Increase (decrease) in net assets resulting
        from operations                     (8,910,786)    (13,231,695)      (4,678,379)     (2,709,962)      1,040,311    (382,619)
                                         --------------  --------------  ---------------  --------------  --------------------------
                                         --------------  --------------  ---------------  --------------  --------------------------

CONTRACT TRANSACTIONS:
     Purchase payments                       2,283,820       4,107,286          478,965       1,006,608         453,451     618,666
     Redemptions                            (4,214,943)     (3,747,710)      (4,984,862)       (605,580)       (378,862)   (215,781)
     Transfers between subaccounts, net     (1,544,364)     23,095,554        3,777,088       3,818,368       4,630,875   1,466,915
     Contract maintenance charges              (10,712)         (8,079)          (1,323)           (849)         (1,244)       (472)
     Adjustments to net assets allocated to contracts
        in payout phase
                                         --------------  --------------  ---------------  --------------  --------------------------
                                         --------------  --------------  ---------------  --------------  --------------------------

     Increase (decrease) in net assets resulting from
        contract transactions               (3,486,199)     23,447,051         (730,132)      4,218,547       4,704,220   1,869,328
                                         --------------  --------------  ---------------  --------------  --------------------------
                                         --------------  --------------  ---------------  --------------  --------------------------

     Total increase (decrease) in net asset(12,396,985)     10,215,356       (5,408,511)      1,508,585       5,744,531   1,486,709

NET ASSETS:
     Beginning of period                    64,886,426      54,671,070       15,772,513      14,263,928       7,209,366   5,722,657
                                         --------------  --------------  ---------------  --------------  --------------------------
                                         --------------  --------------  ---------------  --------------  --------------------------

     End of period                     $    52,489,441 $    64,886,426 $     10,364,002 $    15,772,513 $    12,953,897  $7,209,366
                                         ==============  ==============  ===============  ==============  ==========================
                                         ==============  ==============  ===============  ==============  ==========================

CHANGES IN UNITS OUTSTANDING:
     Units issued                              501,506 -     2,115,429 -      3,850,421 -     3,040,352 -       658,471     938,758
     Units redeemed                           (732,453)-    (1,225,243)-     (3,902,282)-    (2,834,873)-      (256,608)   (785,526)
                                         --------------  --------------  ---------------  --------------  -------------- -----------
                                         --------------  --------------  ---------------  --------------  -------------- -----------

     Net increase (decrease)                  (230,947)        890,186          (51,861)        205,479         401,863     153,232
                                         ==============  ==============  ===============  ==============  ============== ===========
                                         ==============  ==============  ===============  ==============  ============== ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         BERGER IPT-SMALL COMPANY      DEUTSCHE ASSET MANAGEMENT VIT           DEUTSCHE
                                                GROWTH FUND                EAFE EQUITY INDEX FUND              ASSET
                                                                                                               MANAGEMENT
                                                                                                               VIT SMALL
                                                                                                               CAP INDEX FUND
                                        --------------------------------------------------------------------------------------------
                                        ------------------------------   ------------------------------  ---------------------------
                                            2001            2000             2001            2000            2001         2000
                                        --------------  --------------   -------------   --------------  -----------    ------------
                                        --------------  --------------   -------------   --------------  -----------    ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)     $      (278,041)$      (401,927) $      (32,195) $       (21,531)$         2,362   $  (36,707)
     Net realized gain (loss)             (10,712,015)      9,781,313        (791,730)        (228,980)        125,717       50,836
     Change in net unrealized appreciation                                                                                        0
        (depreciation) on investments      (4,833,268)    (19,033,086)         33,019          (97,063)        (50,491)    (512,176)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase (decrease) in net assets resulting
        from operations                   (15,823,324)     (9,653,700)       (790,906)        (347,574)         77,588     (498,047)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

CONTRACT TRANSACTIONS:
     Purchase payments                      1,669,350       3,649,068         890,043          237,239         981,792      409,315
     Redemptions                           (2,386,143)     (3,383,790)     (4,591,856)        (366,249)       (475,341)    (200,930)
     Transfers between subaccounts, net    (1,866,079)     26,976,538       5,975,994        1,422,378       3,738,699    3,082,978
     Contract maintenance charges              (6,001)         (3,410)           (245)            (150)           (542)        (151)
     Adjustments to net assets allocated to contracts
        in payout phase
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase (decrease) in net assets resulting from
        contract transactions              (2,588,873)     27,238,406       2,273,936        1,293,218       4,244,608    3,291,212
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Total increase (decrease) in net     (18,412,197)     17,584,706       1,483,030          945,644       4,322,196    2,793,165
        assets

NET ASSETS:
     Beginning of period                   45,852,682      28,267,976       2,882,652        1,937,008       5,161,685    2,368,520
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     End of period                    $    27,440,485 $    45,852,682  $    4,365,682  $     2,882,652 $     9,483,881   $5,161,685
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============

CHANGES IN UNITS OUTSTANDING:
     Units issued                             645,174       2,902,097       5,161,076        1,847,286         553,534      843,387
     Units redeemed                          (818,943)     (2,097,406)     (4,862,161)      (1,718,029)       (174,784)    (581,790)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Net increase                            (173,769)        804,691         298,915          129,257         378,750      261,597
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            DREYFUS VIF CAPITAL         DREYFUS VIF GROWTH & INCOME             FEDERATED
                                          APPRECIATION PORTFOLIO                 PORTFOLIO                      AMERICAN
                                                                                                                LEADERS
                                                                                                                FUND II
                                        --------------------------------------------------------------------------------------------
                                        ------------------------------   ------------------------------  ---------------------------
                                            2001            2000             2001            2000            2001         2000
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)     $        15,291 $        (2,961) $      (14,762) $        (2,727)$        99,575 $     14,752
     Net realized gain (loss)                (210,413)        234,432        (772,908)          96,856        (244,451)     690,260
     Change in net unrealized appreciation          0                               0                                0            0
        (depreciation) on investments        (243,659)       (271,442)        (15,293)        (245,112)     (1,072,627)    (578,738)
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------

     Increase (decrease) in net assets resulting
        from operations                      (438,781)        (39,971)       (802,963)        (150,983)     (1,217,503)     126,274
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------

CONTRACT TRANSACTIONS:
     Purchase payments                      1,009,675         565,008         345,800          495,751       1,329,845      432,960
     Redemptions                             (423,950)       (202,978)       (615,284)         (43,839)     (1,282,349)    (935,250)
     Transfers between subaccounts, net     3,056,332       1,948,967       5,799,082        1,879,322       4,675,786   (3,187,959)
     Contract maintenance charges                (756)           (275)           (441)            (119)         (2,819)      (2,267)
     Adjustments to net assets allocated to contracts
        in payout phase
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------

     Increase (decrease) in net assets resulting from
        contract transactions               3,641,301       2,310,722       5,529,157        2,331,115       4,720,463   (3,692,516)
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------

     Total increase (decrease) in           3,202,520       2,270,751       4,726,194        2,180,132       3,502,960   (3,566,242)
        net assets

NET ASSETS:
     Beginning of period                    4,784,119       2,513,368       2,714,248          534,116      20,780,026   24,346,268
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------

     End of period                    $     7,986,639 $     4,784,119  $    7,440,442  $     2,714,248 $    24,282,986 $ 20,780,026
                                        ==============  ==============   =============   ==============  ==============  ===========
                                        ==============  ==============   =============   ==============  ==============  ===========

CHANGES IN UNITS OUTSTANDING:
     Units issued                             581,619         724,878         902,725          309,252         603,067      401,898
     Units redeemed                          (175,430)       (496,129)       (389,359)         (93,939)       (323,332)    (631,777)
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------

     Net increase (decrease)                  406,189         228,749         513,366          215,313         279,735     (229,879)
                                        ==============  ==============   =============   ==============  ==============  ===========
                                        ==============  ==============   =============   ==============  ==============  ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          FEDERATED FUND FOR U.S.     FEDERATED UTILITY                           INVESCO
                                         GOVERNMENT SECURITIES II          FUND II                                VIF-HIGH
                                                                                                                   YIELD
                                                                                                                   FUND
                                        ---------------------------------------------------------------  ---------------------------
                                        ------------------------------   ------------------------------  ---------------------------
                                            2001            2000             2001            2000            2001         2000
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income            $     1,424,040 $     1,276,491  $       75,649  $        77,329 $     1,706,287 $      9,170
     Net realized gain (loss)                 871,150        (596,697)       (481,924)        (177,639)     (3,573,696)    (621,317)
     Change in net unrealized appreciation                                          0                                0            0
        (depreciation) on investments         465,334       2,569,651         (67,654)        (287,035)     (1,421,593)  (2,385,314)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase (decrease) in net assets resulting
        from operations                     2,760,524       3,249,445        (473,929)        (387,345)     (3,289,002)  (2,997,461)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

CONTRACT TRANSACTIONS:
     Purchase payments                      4,636,168       1,569,190         101,287           90,985       1,137,198      672,244
     Redemptions                           (4,882,852)     (1,876,905)       (304,911)        (217,568)     (2,155,492)  (1,499,451)
     Transfers between subaccounts, net    17,039,710       4,829,384         (47,356)        (130,082)       (280,813)    (418,769)
     Contract maintenance charges              (2,642)         (1,354)           (518)            (524)         (1,910)      (1,495)
     Adjustments to net assets allocated to contracts
        in payout phase
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase (decrease) in net assets resulting from
        contract transactions              16,790,384       4,520,315        (251,498)        (257,189)     (1,301,017)  (1,247,471)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Total increase (decrease) in net      19,550,908       7,769,760        (725,427)        (644,534)     (4,590,019)  (4,244,932)
        assets

NET ASSETS:
     Beginning of period                   39,417,427      31,647,667       3,340,324        3,984,858      22,081,123   26,326,055
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     End of period                    $    58,968,335 $    39,417,427  $    2,614,897  $     3,340,324 $    17,491,104 $ 22,081,123
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============

CHANGES IN UNITS OUTSTANDING:
     Units issued                           2,832,846       1,926,233         136,184          251,655       1,309,595    1,425,431
     Units redeemed                        (1,530,265)     (1,555,798)       (158,314)        (271,772)     (1,426,295)  (1,510,045)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Net increase (decrease)                1,302,581         370,435         (22,130)         (20,117)       (116,700)     (84,614)
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                    INVESCO VIF-EQUITY INCOME FUND    INVESCO VIF-TECHNOLOGY FUND              JANUS
                                                                                                               ASPEN
                                                                                                               SERIES
                                                                                                              FLEXIBLE
                                                                                                               INCOME
                                                                                                             PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                      -----------------------------  -----------------------------  ----------------------------
                                          2001            2000           2001           2000            2001           2000
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------
Schwab Select Annuity:                                                                   (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)    $       81,085  $     (259,892)$     (127,335)$      (171,020)$    1,356,354 $      633,971
    Net realized gain (loss)              (172,324)      3,420,083    (12,090,981)     (5,424,177)       308,644        (97,442)
    Change in net unrealized appreciation
       (depreciation) on investments    (3,813,771)     (1,915,713)     1,345,192     (11,126,259)      (182,712)       186,006
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                  (3,905,010)      1,244,478    (10,873,124)    (16,721,456)     1,482,286        722,535
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                    1,725,980       1,629,885        620,110       2,135,688      2,083,736        697,073
    Redemptions                         (2,037,523)     (1,578,963)      (748,944)       (493,292)    (2,651,284)      (441,137)
    Transfers between subaccounts, net   3,041,653       5,147,873       (255,988)     39,127,629     14,156,848      7,718,511
    Contract maintenance charges            (3,863)         (3,110)        (3,956)         (1,733)        (1,399)          (428)
    Adjustments to net assets allocated to contracts
       in payout phase
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions             2,726,247       5,195,685       (388,778)     40,768,292     13,587,901      7,974,019
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Total increase (decrease) in       (1,178,763)      6,440,163    (11,261,902)     24,046,836     15,070,187      8,696,554
       net assets

NET ASSETS:
    Beginning of period                 36,739,028      30,298,865     24,046,836               0     17,043,124      8,346,570
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    End of period                   $   35,560,265  $   36,739,028 $   12,784,934 $    24,046,836 $   32,113,311 $   17,043,124
                                      =============   =============  =============  ==============  =============  =============
                                      =============   =============  =============  ==============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                           471,170       1,022,296      1,817,655       9,711,269      1,909,388      1,457,502
    Units redeemed                        (323,680)       (731,104)    (1,860,770)     (5,414,294)      (668,129)      (670,999)
                                      -------------   -------------  -------------  --------------  -------------  -------------
                                      -------------   -------------  -------------  --------------  -------------  -------------

    Net increase (decrease)                147,490         291,192        (43,115)      4,296,975      1,241,259        786,503
                                      =============   =============  =============  ==============  =============  =============
                                      =============   =============  =============  ==============  =============  =============


(1) The portfolio commenced investment operations on March 1, 2000.

The accompanying notes are an integral part of these financial statements.                                           (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         JANUS ASPEN SERIES GROWTH           JANUS ASPEN SERIES                   JANUS
                                                 PORTFOLIO             INTERNATIONAL GROWTH PORTFOLIO             ASPEN
                                                                                                                  SERIES
                                                                                                                 WORLDWIDE
                                                                                                                  GROWTH
                                                                                                                 PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        ------------------------------   ------------------------------  ---------------------------
                                            2001            2000             2001            2000            2001         2000
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income            $      (532,715)$       700,981  $       38,611  $       317,251 $      (312,857)$   (216,706)
     Net realized gain (loss)              (7,841,142)     17,824,298      (9,407,402)      (3,160,347)    (16,976,260)  22,217,386
     Change in net unrealized appreciation          0                               0                                0            0
        (depreciation) on investments     (13,161,098)    (35,679,118)      2,621,751       (3,288,036)     (5,751,884) (44,233,280)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Decrease in net assets resulting
        from operations                   (21,534,955)    (17,153,839)     (6,747,040)      (6,131,132)    (23,041,001) (22,232,600)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

CONTRACT TRANSACTIONS:
     Purchase payments                      2,049,931       4,703,021       2,315,343        3,424,753       1,916,410    5,374,628
     Redemptions                           (4,567,828)     (3,538,910)     (1,364,199)      (1,148,831)     (6,372,745)  (3,868,144)
     Transfers between subaccounts, net    (8,638,651)     21,687,760        (981,688)      20,265,171     (14,471,404)  14,328,935
     Contract maintenance charges             (12,438)         (8,898)         (4,150)          (2,118)        (15,727)     (12,348)
     Adjustments to net assets allocated to contracts
        in payout phase
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase (decrease) in net assets resulting from
        contract transactions             (11,168,986)     22,842,973         (34,694)      22,538,975     (18,943,466)  15,823,071
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Total increase (decrease) in net asse(32,703,941)      5,689,134      (6,781,734)      16,407,843     (41,984,467)  (6,409,529)

NET ASSETS:
     Beginning of period                   87,142,507      81,453,373      29,581,863       13,174,020     105,638,952  112,048,481
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     End of period                    $    54,438,566 $    87,142,507  $   22,800,129  $    29,581,863 $    63,654,485 $105,638,952
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============

CHANGES IN UNITS OUTSTANDING:
     Units issued                             444,204       3,619,439       4,471,517       18,448,679       1,718,529    3,392,163
     Units redeemed                        (1,142,418)     (2,726,960)     (4,444,913)     (17,138,906)     (2,757,821)  (2,848,827)
                                        --------------  --------------   -------------   --------------  --------------  -----------
                                        --------------  --------------   -------------   --------------  --------------  -----------

     Net increase (decrease)                 (698,214)        892,479          26,604        1,309,773      (1,039,292)     543,336
                                        ==============  ==============   =============   ==============  ==============  ===========
                                        ==============  ==============   =============   ==============  ==============  ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        MONTGOMERY VARIABLE SERIES     PRUDENTIAL SERIES FUND EQUITY              SAFECO
                                                GROWTH FUND                  CLASS II PORTFOLIO                     RST
                                                                                                                  EQUITY
                                                                                                                 PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        ------------------------------   ------------------------------  ---------------------------
                                            2001            2000             2001            2000            2001         2000
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)     $       224,217 $       (35,894) $       (4,358) $         4,906 $       (17,195)$    (21,244)
     Net realized gain (loss)                (276,805)        706,056        (282,564)         188,844        (676,679)    (121,761)
     Change in net unrealized appreciation          0                               0                                0            0
        (depreciation) on investments      (1,369,250)     (1,502,231)        145,404         (176,253)       (588,183)  (1,689,345)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase (decrease) in net assets resulting
        from operations                    (1,421,838)       (832,069)       (141,518)          17,497      (1,282,057)  (1,832,350)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

CONTRACT TRANSACTIONS:
     Purchase payments                        449,311         403,893          91,991            7,405         180,604      493,110
     Redemptions                             (280,060)       (250,000)       (177,652)         (15,843)       (606,324)    (825,663)
     Transfers between subaccounts, net      (222,907)        717,491        (327,276)       1,278,840        (654,046)  (1,549,466)
     Contract maintenance charges                (830)           (643)           (113)             (67)         (1,776)      (1,803)
     Adjustments to net assets allocated to contracts
        in payout phase
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase (decrease) in net assets resulting from
        contract transactions                 (54,486)        870,741        (413,050)       1,270,335      (1,081,542)  (1,883,822)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Total increase (decrease) in net asset(1,476,324)         38,672        (554,568)       1,287,832      (2,363,599)  (3,716,172)

NET ASSETS:
     Beginning of period                    6,664,029       6,625,357       1,607,334          319,502      13,211,777   16,927,949
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     End of period                    $     5,187,705 $     6,664,029  $    1,052,766  $     1,607,334 $    10,848,178 $ 13,211,777
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============

CHANGES IN UNITS OUTSTANDING:
     Units issued                             131,107         299,096         199,433          530,560         103,044      397,257
     Units redeemed                          (135,293)       (251,662)       (239,890)        (403,016)       (183,877)    (522,688)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Net increase (decrease)                   (4,186)         47,434         (40,457)         127,544         (80,833)    (125,431)
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             SAFECO RST GROWTH           SCHWAB MARKETTRACK GROWTH               SCHWAB
                                          OPPORTUNITIES PORTFOLIO               PORTFOLIO II                     MONEY
                                                                                                                 MARKET
                                                                                                                PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        ------------------------------   -----------------------------  ----------------------------
                                            2001            2000            2001            2000            2001          2000
                                        --------------  --------------   ------------   --------------  -------------- -------------
                                        --------------  --------------   ------------   --------------  -------------- -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)     $       (78,548)$       (46,058) $     227,309  $        26,631 $     4,522,927 $   6,359,500
     Net realized gain (loss)                (724,281)        610,562       (205,148)         558,008               0             0
     Change in net unrealized appreciation          0                              0                                0             0
        (depreciation) on investments       2,545,873      (1,565,089)    (1,366,545)      (1,334,624)              0             0
                                        --------------  --------------   ------------   --------------  -------------- -------------
                                        --------------  --------------   ------------   --------------  -------------- -------------

     Increase (decrease) in net assets resulting
        from operations                     1,743,044      (1,000,585)    (1,344,384)        (749,985)      4,522,927     6,359,500
                                        --------------  --------------   ------------   --------------  -------------- -------------
                                        --------------  --------------   ------------   --------------  -------------- -------------

CONTRACT TRANSACTIONS:
     Purchase payments                        580,841         602,493      1,082,770          985,030     137,332,924   225,114,374
     Redemptions                             (580,013)       (269,777)    (1,113,300)        (407,318)    (51,838,398)  (27,591,410)
     Transfers between subaccounts, net     5,530,701       5,019,020      1,306,583        3,779,816     (72,402,680) (168,066,345)
     Contract maintenance charges              (1,189)           (622)        (2,298)          (1,580)        (24,201)      (15,727)
     Adjustments to net assets allocated to contracts
        in payout phase                                                                                         1,019
                                        --------------  --------------   ------------   --------------  -------------- -------------
                                        --------------  --------------   ------------   --------------  -------------- -------------

     Increase in net assets resulting from
        contract transactions               5,530,340       5,351,114      1,273,755        4,355,948      13,068,664    29,440,892
                                        --------------  --------------   ------------   --------------  -------------- -------------
                                        --------------  --------------   ------------   --------------  -------------- -------------

     Total increase (decrease) in net assets7,273,384       4,350,529        (70,629)       3,605,963      17,591,591    35,800,392

NET ASSETS:
     Beginning of period                    6,130,899       1,780,370     13,137,935        9,531,972     147,766,908   111,966,516
                                        --------------  --------------   ------------   --------------  -------------- -------------
                                        --------------  --------------   ------------   --------------  -------------- -------------

     End of period                    $    13,404,283 $     6,130,899  $  13,067,306  $    13,137,935 $   165,358,499 $ 147,766,908
                                        ==============  ==============   ============   ==============  ============== =============
                                        ==============  ==============   ============   ==============  ============== =============

CHANGES IN UNITS OUTSTANDING:
     Units issued                           3,709,736       1,863,346        240,183          568,836      26,356,243    78,514,220
     Units redeemed                        (3,219,522)     (1,442,834)      (162,228)        (310,747)    (25,264,012)  (75,985,371)
                                        --------------  --------------   ------------   --------------  -------------- -------------
                                        --------------  --------------   ------------   --------------  -------------- -------------

     Net increase                             490,214         420,512         77,955          258,089       1,092,231     2,528,849
                                        ==============  ==============   ============   ==============  ============== =============
                                        ==============  ==============   ============   ==============  ============== =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         SCHWAB S&P 500 PORTFOLIO        SCUDDER VARIABLE SERIES I                SCUDDER
                                                                          CAPITAL GROWTH PORTFOLIO                VARIABLE
                                                                                                                  SERIES I
                                                                                                                GROWTH & INCOME
                                                                                                                   PORTFOLIO
                                        --------------------------------------------------------------------------------------------
                                        ------------------------------   ------------------------------  ---------------------------
                                            2001            2000             2001            2000            2001         2000
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income            $       172,527 $       150,512  $      (19,701) $       (24,083)$         8,833 $      5,065
     Net realized gain (loss)              (3,117,337)      8,269,963        (978,894)         300,861        (119,353)      11,458
     Change in net unrealized appreciation          0                               0                                0            0
        (depreciation) on investments     (12,540,187)    (21,149,831)       (170,269)        (923,455)       (155,598)     (81,291)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Decrease in net assets resulting
        from operations                   (15,484,997)    (12,729,356)     (1,168,864)        (646,677)       (266,118)     (64,768)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

CONTRACT TRANSACTIONS:
     Purchase payments                      7,983,490       6,348,389         342,723          720,235         570,200      174,452
     Redemptions                           (8,613,860)     (5,728,457)       (172,021)        (384,394)       (144,429)    (152,196)
     Transfers between subaccounts, net    14,755,362       9,531,895         405,321        2,508,245       1,118,313    1,195,945
     Contract maintenance charges             (20,299)        (16,525)           (495)            (119)           (178)         (78)
     Adjustments to net assets allocated to contracts
        in payout phase
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Increase in net assets resulting from
        contract transactions              14,104,693      10,135,302         575,528        2,843,967       1,543,906    1,218,123
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Total increase (decrease) in net      (1,380,304)     (2,594,054)       (593,336)       2,197,290       1,277,788    1,153,355
        assets

NET ASSETS:
     Beginning of period                  111,751,640     114,345,694       4,557,172        2,359,882       1,728,298      574,943
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     End of period                    $   110,371,336 $   111,751,640  $    3,963,836  $     4,557,172 $     3,006,086 $  1,728,298
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============

CHANGES IN UNITS OUTSTANDING:
     Units issued                           2,274,113       3,433,474         305,299          531,602         290,681      278,429
     Units redeemed                        (1,478,327)     (2,957,415)       (269,830)        (314,809)       (104,738)    (149,674)
                                        --------------  --------------   -------------   --------------  -------------- ------------
                                        --------------  --------------   -------------   --------------  -------------- ------------

     Net increase                             795,786         476,059          35,469          216,793         185,943      128,755
                                        ==============  ==============   =============   ==============  ============== ============
                                        ==============  ==============   =============   ==============  ============== ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     STRONG MULTI CAP VALUE FUND II  UNIVERSAL INSTITUTIONAL FUND   ALGER AMERICAN      AMERICAN
                                                                      U.S. REAL ESTATE PORTFOLIO       SMALL-CAP        CENTURY
                                                                                                       PORTFOLIO          VP
                                                                                                                        CAPITAL
                                                                                                                       APPRECIATION
                                                                                                                          FUND
                                     ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       -----------------------------   -----------------------------  --------------  --------------
                                           2001            2000            2001            2000           2000            2000
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------
Schwab Select Annuity:                                                                     (1)             (2)             (3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)     $       (93,210)$       (2,924) $      276,007  $      122,365 $        (4,903)$        (1,955)
    Net realized gain (loss)                (186,676)        60,457         767,569        (155,466)      1,601,183         783,788
    Change in net unrealized appreciation          0
       (depreciation) on investments         130,422         99,960        (454,230)        334,305        (826,933)       (461,457)
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Increase (decrease) in net assets resulting
       from operations                      (149,464)       157,493         589,346         301,204         769,347         320,376
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

CONTRACT TRANSACTIONS:
    Purchase payments                        946,432        290,788         599,759         581,624               0               0
    Redemptions                           (1,343,875)       (60,610)       (661,922)       (111,083)         (1,149)         (6,322)
    Transfers between subaccounts, net     9,394,498      3,941,762         799,424       8,088,659      (4,420,562)     (1,602,011)
    Contract maintenance charges                (881)           (70)           (943)           (413)              0               0
    Adjustments to net assets allocated to contracts
       in payout phase                         2,044
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Increase (decrease) in net assets resulting from
       contract transactions               8,998,218      4,171,870         736,318       8,558,787      (4,421,711)     (1,608,333)
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Total increase (decrease) in net assets8,848,754      4,329,363       1,325,664       8,859,991      (3,652,364)     (1,287,957)

NET ASSETS:
    Beginning of period                    5,146,040        816,677       8,859,991               0       3,652,364       1,287,957
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    End of period                    $    13,994,794 $    5,146,040  $   10,185,655  $    8,859,991 $             0 $             0
                                       ==============  =============   =============   =============  ==============  ==============
                                       ==============  =============   =============   =============  ==============  ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                           1,777,364      1,299,671       1,087,870       3,583,041              21               0
    Units redeemed                          (867,368)      (837,236)     (1,044,110)     (3,143,645)       (201,242)        (88,279)
                                       --------------  -------------   -------------   -------------  --------------  --------------
                                       --------------  -------------   -------------   -------------  --------------  --------------

    Net increase (decrease)                  909,996        462,435          43,760         439,396        (201,221)        (88,279)
                                       ==============  =============   =============   =============  ==============  ==============
                                       ==============  =============   =============   =============  ==============  ==============


(1) Fund Transfer effective  September 25, 2000. The assets transferred from Van
Kampen American Capital LIT - Morgan Stanley Real Estate.
(2) The portfolio ceased investment operations on March 31, 2000.
(3) The portfolio ceased investment operations on March 10, 2000.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                       INVESCO      JANUS ASPEN     LEXINGTON       STEINROE        STRONG           VAN
                                      VIF-TOTAL        SERIES        EMERGING       CAPITAL     DISCOVERY FUND       ECK
                                     RETURN FUND     AGGRESSIVE      MARKETS      APPRECIATION        II           WORLDWIDE
                                                       GROWTH       PORTFOLIO      PORTFOLIO                         HARD
                                                     PORTFOLIO                                                      ASSETS
                                                                                                                  PORTFOLIO
                                      -----------------------------------------------------------------------------------------
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                          2000           2000           2000           2000            2000           2000
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------
Schwab Select Annuity:                    (1)            (1)            (2)            (3)             (4)            (4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)    $       (7,025)$      (21,497)$       (2,965)$       (4,920) $       (1,038)$        2,217
    Net realized gain (loss)              (899,188)    10,489,336      1,333,460      2,130,865         176,624         (9,724)
    Change in net unrealized appreciation        0
       (depreciation) on investments       437,673     (6,569,430)      (804,244)    (1,048,223)        (79,860)        (6,162)
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                    (468,540)     3,898,409        526,251      1,077,722          95,726        (13,669)
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                            0              0              0              0               0              0
    Redemptions                            (90,619)      (146,455)             0        (12,103)           (807)        (1,780)
    Transfers between subaccounts, net  (6,918,091)   (18,809,401)    (2,464,116)    (4,330,214)       (833,450)      (224,875)
    Contract maintenance charges                 0              0              0              0               0              0
    Adjustments to net assets allocated to contracts
       in payout phase
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Decrease in net assets resulting from
       contract transactions            (7,008,710)   (18,955,856)    (2,464,116)    (4,342,317)       (834,257)      (226,655)
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Total decrease in net assets        (7,477,250)   (15,057,447)    (1,937,865)    (3,264,595)       (738,531)      (240,324)

NET ASSETS:
    Beginning of period                  7,477,250     15,057,447      1,937,865      3,264,595         738,531        240,324
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    End of period                   $            0 $            0 $            0 $            0  $            0 $            0
                                      =============  =============  =============  =============   =============  =============
                                      =============  =============  =============  =============   =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 0              0              0              0               0              0
    Units redeemed                        (573,789)      (458,030)      (133,860)      (246,949)        (57,793)       (29,114)
                                      -------------  -------------  -------------  -------------   -------------  -------------
                                      -------------  -------------  -------------  -------------   -------------  -------------

    Net decrease                          (573,789)      (458,030)      (133,860)      (246,949)        (57,793)       (29,114)
                                      =============  =============  =============  =============   =============  =============
                                      =============  =============  =============  =============   =============  =============


(1) The portfolio ceased investment operations on March 1, 2000.
(2) The portfolio ceased investment operations on March 24, 2000.
(3) The portfolio ceased investment operations on March 31, 2000.
(4) The portfolio ceased investment operations on March 8, 2000.

The accompanying notes are an integral part of these financial statements.                                          (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2000

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                                  VAN KAMPEN               TOTAL
                                                                   AMERICAN                SCHWAB
                                                                  CAPITAL LIT              SELECT
                                                                   - MORGAN                ANNUITY
                                                                 STANLEY REAL
                                                                    ESTATE
                                                                   PORTFOLIO
                                                                 -----------------------------------------
                                                                 ------------   --------------------------
                                                                    2000           2001          2000
                                                                 ------------   ------------  ------------
                                                                 ------------   ------------  ------------
Schwab Select Annuity:                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                      $     257,418  $   8,185,529 $   7,900,818
    Net realized gain (loss)                                         547,097    (72,188,990)   81,752,241
    Change in net unrealized appreciation                                  0              0             0
       (depreciation) on investments                                 201,006    (47,566,456)  (180,757,664)
                                                                 ------------   ------------  ------------
                                                                 ------------   ------------  ------------

    Increase (decrease) in net assets resulting
       from operations                                             1,005,521    (111,569,917) (91,104,605)
                                                                 ------------   ------------  ------------
                                                                 ------------   ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                166,248    176,189,949   267,707,409
    Redemptions                                                      (75,514)   (109,971,222) (60,496,808)
    Transfers between subaccounts, net                            (4,179,125)    (2,490,983)   (4,276,510)
    Contract maintenance charges                                        (413)      (123,889)      (85,840)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                3,063
                                                                 ------------   ------------  ------------
                                                                 ------------   ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                      (4,088,804)    63,606,918   202,848,251
                                                                 ------------   ------------  ------------
                                                                 ------------   ------------  ------------

    Total increase (decrease) in net assets                       (3,083,283)   (47,962,999)  111,743,646

NET ASSETS:
    Beginning of period                                            3,083,283    855,636,924   743,893,278
                                                                 ------------   ------------  ------------
                                                                 ------------   ------------  ------------

    End of period                                              $           0  $ 807,673,925 $ 855,636,924
                                                                 ============   ============  ============
                                                                 ============   ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                   1,926,010     65,043,754   147,603,567
    Units redeemed                                                (2,713,341)   (58,917,152)  (134,154,911)
                                                                 ------------   ------------  ------------
                                                                 ------------   ------------  ------------

    Net increase (decrease)                                         (787,331)     6,126,602    13,448,656
                                                                 ============   ============  ============
                                                                 ============   ============  ============


(1) Fund Transfer effective September 25, 2000. The assets transferred to
Universal US Real Estate (TUIF) Portfolio.

The accompanying notes are an integral part of these financial statements.                     (Concluded)

                                            ALGER     AMERICAN CENTURY   BARON CAPITAL     BERGER       DEUTSCHE ASSET     DEUTSCHE
                                          AMERICAN    VP INTERNATIONAL    ASSET FUND     IPT-SMALL      MANAGEMENT VIT      ASSET
                                           GROWTH        PORTFOLIO                     COMPANY GROWTH    EAFE EQUITY     MANAGEMENT
                                          PORTFOLIO                                         FUND          INDEX FUND      VIT SMALL
                                                                                                                          CAP INDEX
                                                                                                                            FUND
                                       ---------------------------------------------------------------------------------------------

                                       ---------------------------------------------------------------------------------------------
                                       ------------------------------   -------------- --------------  --------------   ------------
Schwab Select Annuity:
Expenses as a % of net assets              0.85           0.85              0.85           0.85            0.85           0.85

               2001
------------------------------------
------------------------------------
 Ending Unit Value                           $ 18.35         $ 13.70          $ 12.25        $ 16.11          $ 7.40        $ 11.24
 Number of Units Outstanding               2,859,914         756,485        1,057,192      1,702,960         589,568        843,685
 Net Assets (000's)                         $ 52,489        $ 10,364         $ 12,954       $ 27,440         $ 4,366        $ 9,484
 Total Return                                (12.56%)        (29.78%)          11.39%        (34.04%)        (25.35%)         1.27%

               2000
------------------------------------
------------------------------------
 Ending Unit Value                           $ 20.99         $ 19.51          $ 11.00        $ 24.43          $ 9.92        $ 11.10
 Number of Units Outstanding               3,090,861         808,346          655,329      1,876,729         290,653        464,935
 Net Assets (000's)                         $ 64,886        $ 15,773          $ 7,209       $ 45,853         $ 2,883        $ 5,162
 Total Return                                (15.50%)        (17.54%)          (3.51%)        (7.36%)        (17.33%)        (4.72%)

               1999
------------------------------------
------------------------------------
 Ending Unit Value                           $ 24.84         $ 23.66          $ 11.40        $ 26.37         $ 12.00        $ 11.65
 Number of Units Outstanding               2,200,675         602,867          502,097      1,072,037         161,396        203,338
 Net Assets (000's)                         $ 54,671        $ 14,264          $ 5,723       $ 28,268         $ 1,937        $ 2,369
 Total Return                                 32.55%          62.72%           14.00%         89.85%          20.00%         16.50%

               1998
------------------------------------
------------------------------------
 Ending Unit Value                           $ 18.74         $ 14.54                         $ 13.89
 Number of Units Outstanding               1,306,403         560,117                         428,983
 Net Assets (000's)                         $ 24,487         $ 8,147                         $ 5,959
 Total Return                                 46.87%          17.73%                           1.02%

               1997
------------------------------------
------------------------------------
 Ending Unit Value                           $ 12.76         $ 12.35                         $ 13.75
 Number of Units Outstanding                 417,062         298,157                         124,653
 Net Assets (000's)                              $ 5         $ 3,683                         $ 1,714
 Total Return                                 24.61%          17.73%                          37.50%

                                                                                                                         (Continued)


                                         DREYFUS VIF       DREYFUS VIF    FEDERATED     FEDERATED FUND      FEDERATED       INVESCO
                                           CAPITAL      GROWTH & INCOME   AMERICAN         FOR U.S.     UTILITY FUND II    VIF-HIGH
                                        APPRECIATION       PORTFOLIO    LEADERS FUND      GOVERNMENT                      YIELD FUND
                                          PORTFOLIO                          II         SECURITIES II
                                       ---------------------------------------------------------------------------------------------

                                       ---------------------------------------------------------------------------------------------
                                       --------------  ---------------- -------------  ---------------  --------------   -----------
Schwab Select Annuity:
Expenses as a % of net assets              0.85             0.85           0.85             0.85            0.85           0.85

               2001
------------------------------------
------------------------------------
 Ending Unit Value                            $ 9.07            $ 9.56       $ 16.26          $ 13.16         $ 10.95         $ 9.70
 Number of Units Outstanding                 880,333           778,050     1,491,691        4,482,043         238,710      1,802,549
 Net Assets (000's)                          $ 7,987           $ 7,440      $ 24,283         $ 58,968         $ 2,615       $ 17,491
 Total Return                                (10.09%)           (6.66%)       (5.01%)           6.10%         (14.49%)      (15.69%)

               2000
------------------------------------
------------------------------------
 Ending Unit Value                           $ 10.09           $ 10.24       $ 17.12          $ 12.40         $ 12.81        $ 11.51
 Number of Units Outstanding                 474,144           264,684     1,211,956        3,179,462         260,840      1,919,249
 Net Assets (000's)                          $ 4,784           $ 2,714      $ 20,780         $ 39,417         $ 3,340       $ 22,081
 Total Return                                 (1.46%)           (4.57%)        1.48%           10.03%          (9.66%)      (12.40%)

               1999
------------------------------------
------------------------------------
 Ending Unit Value                           $ 10.24           $ 10.73       $ 16.87          $ 11.27         $ 14.18        $ 13.14
 Number of Units Outstanding                 245,395            49,371     1,441,835        2,809,027         280,957      2,003,863
 Net Assets (000's)                          $ 2,513             $ 534      $ 24,346         $ 31,648         $ 3,985       $ 26,326
 Total Return                                  2.40%             7.30%         5.77%           (1.40%)          0.78%          8.33%

               1998
------------------------------------
------------------------------------
 Ending Unit Value                                                           $ 15.95          $ 11.43         $ 14.07        $ 12.13
 Number of Units Outstanding                                               1,761,482        2,136,709         416,024      1,867,862
 Net Assets (000's)                                                         $ 28,117         $ 24,427         $ 5,852       $ 22,654
 Total Return                                                                 16.68%            6.72%          13.01%          0.33%

               1997
------------------------------------
------------------------------------
 Ending Unit Value                                                           $ 13.67          $ 10.71         $ 12.45        $ 12.09
 Number of Units Outstanding                                               1,424,891          815,966         168,289      1,360,681
 Net Assets (000's)                                                         $ 19,505          $ 8,737         $ 2,095       $ 16,450
 Total Return                                                                 31.19%            7.42%          24.50%         16.36%

                                                                                                                         (Continued)

                                           INVESCO       INVESCO      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN     JANUS ASPEN
                                         VIF-EQUITY  VIF-TECHNOLOGY     SERIES       SERIES GROWTH        SERIES          SERIES
                                        INCOME FUND       FUND         FLEXIBLE        PORTFOLIO       INTERNATIONAL     WORLDWIDE
                                                                        INCOME                       GROWTH PORTFOLIO     GROWTH
                                                                       PORTFOLIO                                         PORTFOLIO
                                      ---------------------------------------------------------------------------------------------
                                      -------------- --------------  -------------  --------------   ---------------  -------------
Schwab Select Annuity:
Expenses as a % of net assets             0.85           0.85           0.85            0.85              0.85           0.85

               2001
------------------------------------
------------------------------------
 Ending Unit Value                          $ 16.22         $ 3.01        $ 11.20         $ 15.16           $ 10.81        $ 16.91
 Number of Units Outstanding              2,191,193      4,253,860      2,866,207       3,590,948         2,109,314      3,763,889
 Net Assets (000's)                        $ 35,560       $ 12,785       $ 32,113        $ 54,439          $ 22,800       $ 63,654
 Total Return                                (9.72%)       (46.33%)         6.81%         (25.40%)          (23.88%)       (23.09%)

               2000
------------------------------------
------------------------------------
 Ending Unit Value                          $ 17.97         $ 5.60        $ 10.49         $ 20.32           $ 14.20        $ 21.99
 Number of Units Outstanding              2,043,703      4,296,975      1,624,948       4,289,162         2,082,710      4,803,181
 Net Assets (000's)                        $ 36,739       $ 24,047       $ 17,043        $ 87,143          $ 29,582      $ 105,639
 Total Return                                 3.99%        (44.00%)         5.43%         (15.26%)          (16.67%)       (16.39%)

               1999
------------------------------------
------------------------------------
 Ending Unit Value                          $ 17.28                        $ 9.95         $ 23.98           $ 17.04        $ 26.30
 Number of Units Outstanding              1,752,510                       838,445       3,396,683           772,937      4,259,845
 Net Assets (000's)                        $ 30,299                       $ 8,347        $ 81,453          $ 13,174      $ 112,048
 Total Return                                13.83%                        (0.50%)         42.82%            70.40%         63.05%

               1998
------------------------------------
------------------------------------
 Ending Unit Value                          $ 15.18                                       $ 16.79                          $ 16.13
 Number of Units Outstanding              1,638,804                                     1,979,076                        3,616,710
 Net Assets (000's)                        $ 24,882                                      $ 33,242                         $ 58,337
 Total Return                                14.39%                                        34.43%                           27.81%

               1997
------------------------------------
------------------------------------
 Ending Unit Value                          $ 13.27                                       $ 12.49                          $ 12.62
 Number of Units Outstanding              1,270,248                                     1,335,615                        2,208,577
 Net Assets (000's)                        $ 16,867                                      $ 16,678                         $ 27,868
 Total Return                                27.11%                                        21.73%                           21.11%

                                                                                                                       (Continued)

                                          MONTGOMERY       PRUDENTIAL    SAFECO RST      SAFECO RST         SCHWAB          SCHWAB
                                          VARIABLE        SERIES FUND     EQUITY           GROWTH        MARKETTRACK    MONEY MARKET
                                        SERIES GROWTH   EQUITY CLASS II  PORTFOLIO     OPPORTUNITIES        GROWTH        PORTFOLIO
                                            FUND           PORTFOLIO                     PORTFOLIO       PORTFOLIO II
                                       ---------------------------------------------------------------------------------------------

                                       ---------------------------------------------------------------------------------------------
                                       --------------  ---------------- ------------  ---------------  --------------  -------------
Schwab Select Annuity:
Expenses as a % of net assets              0.85             0.85          0.85             0.85            0.85           0.85

               2001
------------------------------------
------------------------------------
 Ending Unit Value                           $ 11.43            $ 8.81      $ 12.62          $ 12.57         $ 14.57        $ 12.26
 Number of Units Outstanding                 453,313           119,514      859,655        1,066,369         896,576     13,479,708
 Net Assets (000's)                          $ 5,188           $ 1,053     $ 10,848         $ 13,404        $ 13,067      $ 165,358
 Total Return                                (21.45%)          (12.35%)     (10.18%)          18.14%          (9.19%)         2.80%

               2000
------------------------------------
------------------------------------
 Ending Unit Value                           $ 14.55           $ 10.05      $ 14.05          $ 10.64         $ 16.05        $ 11.93
 Number of Units Outstanding                 457,499           159,971      940,488          576,155         818,621     12,387,477
 Net Assets (000's)                          $ 6,664           $ 1,607     $ 13,212          $ 6,131        $ 13,138      $ 147,767
 Total Return                                 (9.80%)            2.03%      (11.52%)          (6.99%)         (5.64%)         5.11%

               1999
------------------------------------
------------------------------------
 Ending Unit Value                           $ 16.13            $ 9.85      $ 15.88          $ 11.44         $ 17.01        $ 11.35
 Number of Units Outstanding                 410,065            32,428    1,065,919          155,643         560,533      9,858,627
 Net Assets (000's)                          $ 6,625             $ 320     $ 16,928          $ 1,780         $ 9,532      $ 111,967
 Total Return                                 19.75%            (1.50%)       8.40%           14.40%          18.62%          3.84%

               1998
------------------------------------
------------------------------------
 Ending Unit Value                           $ 13.47                        $ 14.65                          $ 14.34        $ 10.93
 Number of Units Outstanding                 600,573                      1,168,094                          447,514      6,647,088
 Net Assets (000's)                          $ 8,097                       $ 17,116                          $ 6,416       $ 72,692
 Total Return                                  2.05%                         23.84%                           12.12%          4.19%

               1997
------------------------------------
------------------------------------
 Ending Unit Value                           $ 13.20                        $ 11.83                          $ 12.79        $ 10.49
 Number of Units Outstanding                 643,029                        357,176                          284,530      4,111,111
 Net Assets (000's)                          $ 8,495                        $ 4,226                          $ 3,638       $ 43,163
 Total Return                                 27.54%                         18.30%                           23.57%          4.17%

                                                                                                                         (Continued)

                                                     SCHWAB S&P 500  SCUDDER VARIABLE       SCUDDER     STRONG MULTI     UNIVERSAL
                                                        PORTFOLIO    SERIES I CAPITAL  VARIABLE SERIES CAP VALUE FUND  INSTITUTIONAL
                                                                     GROWTH PORTFOLIO     I GROWTH &         II          FUND U.S.
                                                                                            INCOME                      REAL ESTATE
                                                                                           PORTFOLIO                      PORTFOLIO
                                                     -------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
                                                     --------------   ----------------   --------------  -------------  ------------
Schwab Select Annuity:
Expenses as a % of net assets                            0.85              0.85              0.85           0.85          0.85

               2001
------------------------------------
------------------------------------
 Ending Unit Value                                         $ 16.40             $ 9.03           $ 7.99         $ 9.54       $ 12.26
 Number of Units Outstanding                             6,729,128            438,902          376,108      1,463,902       830,637
 Net Assets (000's)                                      $ 110,371            $ 3,964          $ 3,006       $ 13,995      $ 10,186
 Total Return                                              (12.90%)           (20.08%)         (12.07%)         3.24%         8.94%

               2000
------------------------------------
------------------------------------
 Ending Unit Value                                         $ 18.83            $ 11.30           $ 9.09         $ 9.24       $ 11.25
 Number of Units Outstanding                             5,933,342            403,433          190,165        553,906       786,877
 Net Assets (000's)                                      $ 111,752            $ 4,557          $ 1,728        $ 5,146       $ 8,860
 Total Return                                              (10.12%)           (10.60%)          (2.88%)         6.94%        26.98%

               1999
------------------------------------
------------------------------------
 Ending Unit Value                                         $ 20.95            $ 12.64           $ 9.36         $ 8.64        $ 8.86
 Number of Units Outstanding                             5,457,283            186,640           61,409         91,471       347,481
 Net Assets (000's)                                      $ 114,346            $ 2,360            $ 575          $ 817       $ 3,083
 Total Return                                               19.44%             26.40%           (6.40%)       (13.60%)       (4.22%)

               1998
------------------------------------
------------------------------------
 Ending Unit Value                                         $ 17.54                                                           $ 9.25
 Number of Units Outstanding                             4,084,150                                                          308,021
 Net Assets (000's)                                       $ 71,644                                                          $ 2,854
 Total Return                                               27.01%                                                          (12.41%)

               1997
------------------------------------
------------------------------------
 Ending Unit Value                                         $ 13.81                                                          $ 10.56
 Number of Units Outstanding                             2,115,176                                                          175,621
 Net Assets (000's)                                       $ 29,224                                                          $ 1,859
 Total Return                                               31.27%                                                            5.60%

                                                                                                                         (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

1.    ORGANIZATION
      The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liability with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

2.    SIGNIFICANT ACCOUNTING POLICIES
      Security Transactions
      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

      Reclassifications

      Certain reclassifications have been made to the 2000 financial statements to conform to the 2001 presentation.

3.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

      Variable Annuity-1 Schwab Select Annuity:                Purchases           Sales
                                                             --------------    ---------------

      Alger American Growth Portfolio                     $     17,326,434  $      13,534,886
      American Century VP International Portfolio               79,172,839         77,770,082
      Baron Capital Asset Fund                                   8,574,183          4,012,639
      Berger IPT-Small Company Growth Fund                      13,978,501         16,854,717
      Deutsche Asset Management VIT EAFE Equity Index           48,624,355         46,556,075
      Fund
      Deutsche Asset Management VIT Small Cap Index              7,609,148          3,071,724
      Fund
      Dreyfus VIF Capital Appreciation Portfolio                 6,129,605          2,598,932
      Dreyfus VIF Growth & Income Portfolio                     11,079,568          5,477,467
      Federated American Leaders Fund II                        11,974,784          7,026,255
      Federated Fund for U.S. Government Securities II          37,571,178         18,142,398
      Federated Utility Fund II                                  2,900,809          3,082,253
      INVESCO VIF-High Yield Fund                               21,583,218         23,004,103
      INVESCO VIF-Equity Income Fund                             9,044,102          6,607,307
      INVESCO VIF-Technology Fund                               11,009,310         10,457,138
      Janus Aspen Series Flexible Income Portfolio              23,378,814          8,177,897
      Janus Aspen Series Growth Portfolio                       10,802,336         22,352,141
      Janus Aspen Series International Growth Portfolio         97,053,277        101,100,462
      Janus Aspen Series Worldwide Growth Portfolio             49,275,895         67,510,055
      Montgomery Variable Series Growth Fund                     2,422,938          1,855,823
      Prudential Series Fund Equity Class II Portfolio           2,778,382          2,902,763
      Safeco RST Equity Portfolio                                1,933,739          3,083,595
      Safeco RST Growth Opportunities Portfolio                 52,063,259         45,549,262
      Schwab MarketTrack Growth Portfolio II                     5,160,930          3,447,881
      Schwab Money Market Portfolio                            370,741,217        351,942,472
      Schwab S & P 500 Portfolio                                37,113,078         24,260,517
      Scudder Variable Series I Capital Growth                   3,819,467          2,821,171
      Portfolio
      Scudder Variable Series I Growth & Income                  2,506,046            890,756
      Portfolio
      Strong Multi Cap Value Fund II                            17,181,890          7,993,901
      Universal Institutional Fund U.S. Real Estate             20,758,235         19,240,344
      Portfolio
                                                             --------------    ---------------
                                                             --------------    ---------------

      Total                                               $                 $
                                                             ==============    ===============
                                                             ==============    ===============

      Variable Annuity-1 Schwab Signature Annuity:             Purchases           Sales
                                                             --------------    ---------------

      Alger American Balanced Portfolio                   $        735,906  $         208,583
      Alger American Growth Portfolio                            1,562,255             54,296
      AllianceBernstein VP Real Estate Investment                1,552,932            863,465
      Portfolio
      Alliance VP Growth & Income Portfolio                      1,667,338             89,163
      Alliance VP Growth Portfolio                                 200,834             72,368
      American Century VP Income & Growth Portfolio              2,168,161          2,106,303
      American Century VP International Portfolio               33,154,207         32,359,185
      Berger IPT-Large Cap Growth Fund                             202,292                350
      Berger IPT-Small Company Growth Fund                       1,801,607            689,351
      Delaware GPF Small Cap Value Series                        1,089,125             28,273
      Deutsche Asset Management VIT EAFE Equity Index           34,033,576         33,836,097
      Fund
      Deutsche Asset Management VIT Small Cap Index              1,069,159            198,202
      Fund
      Dreyfus VIF Growth & Income Portfolio                        320,582             44,538
      Dreyfus VIF Small Cap Portfolio                              787,140              1,342
      Federated International Equity Fund II                    25,568,878         25,823,938
      INVESCO VIF-High Yield Fund                                1,080,268            249,347
      INVESCO VIF-Technology Fund                                  602,219            396,298
      Janus Aspen Series Flexible Income Portfolio               5,693,614            347,412
      Janus Aspen Series Worldwide Growth Portfolio             26,004,536         24,822,608
      J.P. Morgan Series Trust II Small Company Fund             1,534,316            145,583
      Oppenheimer Global Securities Fund/VA                      1,650,734          1,096,016
      PBHG Insurance Series Large Cap Growth Portfolio             510,225             29,686
      Safeco RST Equity Portfolio                                   75,904                146
      Schwab MarketTrack Growth Portfolio II                     1,190,346            218,323
      Schwab Money Market Portfolio                            148,491,630        125,572,465
      Schwab S & P 500 Portfolio                                 6,022,215            534,402
      Scudder Variable Series I Capital Growth                     172,963                310
      Portfolio
      Scudder Variable Series I Small Cap Growth                   524,695            368,581
      Portfolio
      Strong VIF Mid-Cap Growth Fund II                            944,227            222,450
      Strong VIF Opportunity Fund II                             1,825,335             66,485
                                                             --------------    ---------------
                                                             --------------    ---------------

      Total                                               $                 $
                                                             ==============    ===============

4.      EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

      Transfer Fees

      The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.    ACCUMULATION UNIT VALUES

      A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2001 for the Schwab Select Annuity and for the period ended December 31, 2001 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.











GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Financial Statements

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2001, 2000, and 1999 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP
January 28, 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Denver, Colorado
January 28, 2002

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2001 AND 2000

====================================================================================================================================
(Dollars in Thousands)
                                                                             2001                      2000
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
    (amortized cost $9,904,453 and $9,372,009)                      $        10,116,175        $         9,419,865
  Common stock, at fair value (cost $74,107 and
    $68,472)                                                                     73,344                     95,036
  Mortgage loans on real estate (net of allowances
    of $57,654 and $61,242)                                                     613,453                    843,371
  Real estate                                                                   112,681                    106,690
  Policy loans                                                                3,000,441                  2,809,973
  Short-term investments, available-for-sale (cost
    $427,398 and $414,382)                                                      424,730                    414,382
                                                                    -----------------------    ----------------------

         Total Investments                                                   14,340,824                 13,689,317

OTHER ASSETS:
  Cash                                                                          213,731                    153,977
  Reinsurance receivable
    Related party                                                                 3,678                      4,297
    Other                                                                       278,674                    229,671
  Deferred policy acquisition costs                                             275,570                    279,688
  Investment income due and accrued                                             130,775                    139,152
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $53,431 and $34,700)                                                         89,533                    227,803
  Premiums in course of collection (net of
     allowances of $22,217 and $18,700)                                          99,811                    190,987
  Deferred income taxes                                                         149,140                    138,842
  Other assets                                                                  644,774                    462,515
SEPARATE ACCOUNT ASSETS                                                      12,584,661                 12,381,137
                                                                    -----------------------    ----------------------





TOTAL ASSETS                                                        $        28,811,171        $        27,897,386
                                                                    =======================    ======================

                                                                                                    (Continued)


====================================================================================================================================
                                                                                      2001                2000
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                             $      532,374      $      547,558
      Other                                                                         11,679,122          11,497,442
    Policy and contract claims                                                         401,389             441,326
    Policyholders' funds                                                               242,916             266,235
    Provision for policyholders' dividends                                              74,740              72,716
    Undistributed earnings on participating business                                   163,086             165,754
GENERAL LIABILITIES:
    Due to GWL                                                                          41,874              43,081
    Due to GWL&A Financial                                                             251,059             171,347
    Repurchase agreements                                                              250,889
    Commercial paper                                                                    97,046              97,631
    Other liabilities                                                                1,021,541             785,730
SEPARATE ACCOUNT LIABILITIES                                                        12,584,661          12,381,137
                                                                                -----------------   -----------------
         Total Liabilities                                                          27,340,697          26,469,957
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         712,801             717,704
    Accumulated other comprehensive income                                              76,507              33,672
    Retained earnings                                                                  674,134             669,021
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,470,474           1,427,429
                                                                                -----------------   -----------------




TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                      $   28,811,171      $   27,897,386
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999

====================================================================================================================================
(Dollars in Thousands)
                                                                   2001                2000               1999
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                             $      18,144      $      20,853      $      23,233
    Other (net of premiums ceded totaling
      $82,028, $115,404, and $85,803)                             1,185,495          1,311,713          1,139,950
  Fee income                                                        947,255            871,627            635,147
  Net investment income (expense)
    Related party                                                   (14,546)           (14,517)           (10,923)
    Other                                                           955,880            945,958            886,869
  Net realized gains on investments                                  46,825             28,283              1,084
                                                              ----------------   -----------------  -----------------
                                                                  3,139,053          3,163,917          2,675,360

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $40,144,
    $62,803, and $80,681)                                         1,029,495          1,122,560            970,250
  Increase in reserves                                               58,433             53,550             33,631
  Interest paid or credited to contractholders                      530,027            490,131            494,081
  Provision for policyholders' share of earnings
    on participating business                                         2,182              5,188             13,716
  Dividends to policyholders                                         76,460             74,443             70,161
                                                              ----------------   -----------------  -----------------
                                                                  1,696,597          1,745,872          1,581,839


  Commissions                                                       197,099            204,444            173,405
  Operating expenses (income):
    Related party                                                    (1,043)              (704)              (768)
    Other                                                           794,731            775,885            593,575
  Premium taxes                                                      36,911             45,286             38,329
  Special charges                                                   127,040
                                                              ----------------   -----------------  -----------------
                                                                  2,851,335          2,770,783          2,386,380


INCOME BEFORE INCOME TAXES                                          287,718            393,134            288,980
PROVISION FOR INCOME TAXES:
  Current                                                           136,965            108,509             72,039
  Deferred                                                          (41,993)            25,531             11,223
                                                              ----------------   -----------------  -----------------
                                                                     94,972            134,040             83,262

                                                              ----------------   -----------------  -----------------
NET INCOME                                                    $     192,746      $     259,094      $     205,718
                                                              ================   =================  =================



See notes to consolidated financial statements.

------------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                                             Accumulated
                                      Preferred Stock           Common Stock      Additional     Other
                                  --------------------- ------------------------  Paid-in    Comprehensive   Retained
                                   Shares       Amount     Shares        Amount   Capital    Income (Loss)   Earnings      Total
                                  ---------   --------- -------------  ---------  ---------  -------------  ---------- -------------
BALANCES, JANUARY 1, 1999              0      $     0    7,032,000     $ 7,032    $699,556   $   61,560     $ 430,411  $  1,198,559
   Net income                                                                                                 205,718       205,718
   Other comprehensive loss                                                                    (146,421)                   (146,421)
                                                                                                                       -------------
Total comprehensive income                                                                                                   59,297
                                                                                                                       -------------
Dividends                                                                                                     (92,053)      (92,053)
Income tax benefit on stock
  compensation                                                                         760                                      760
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 1999            0            0    7,032,000       7,032     700,316      (84,861)      544,076     1,166,563
   Net income                                                                                                 259,094       259,094
   Other comprehensive income                                                                   118,533                     118,533
                                                                                                                       -------------
Total comprehensive income                                                                                                  377,627
                                                                                                                       -------------
Dividends                                                                                                    (134,149)     (134,149)
Capital contributions -
  Parent stock options                                                              15,052                                   15,052
Income tax benefit on stock
  compensation                                                                       2,336                                    2,336
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 2000            0      $     0    7,032,000     $ 7,032    $717,704   $   33,672     $ 669,021  $  1,427,429
   Net income                                                                                                 192,746       192,746
   Other comprehensive income                                                                    42,835                      42,835
                                                                                                                       -------------
Total comprehensive income                                                                                                  235,581
                                                                                                                       -------------
Dividends                                                                                                    (187,633)     (187,633)
Capital contributions adjustment -
  Parent stock options                                                             (12,098)                                 (12,098)
Income tax benefit on stock
   compensation                                                                      7,195                                    7,195
                                  ---------   --------- -------------  ---------  ---------  ------------   ---------- -------------
BALANCES, DECEMBER 31, 2001            0      $     0    7,032,000     $ 7,032    $712,801   $   76,507     $ 674,134  $  1,470,474
                                  =========   ========= =============  =========  =========  ============   ========== =============



See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                    2001               2000               1999
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                                  $     192,746      $     259,094      $     205,718
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                                 2,182              5,188             13,716
      Amortization of investments                                   (82,955)           (62,428)           (22,514)
      Net realized gains on investments                             (46,825)           (28,283)            (1,084)
      Depreciation and amortization (including
        goodwill impairment)                                         62,101             41,693             47,339
      Deferred income taxes                                         (41,993)            25,531             11,223
      Stock compensation (adjustment)                               (12,098)            15,052
  Changes in assets and liabilities, net of
    effects from acquisitions:
      Policy benefit liabilities                                    334,025            310,511            650,959
      Reinsurance receivable                                        (48,384)           (35,368)            19,636
      Receivables                                                   196,805           (128,382)           (37,482)
      Other, net                                                     44,232           (118,221)          (136,476)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   599,836            284,387            751,035
                                                              -----------------  -----------------  -----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                         8,571
           Maturities and redemptions                                                  323,728            520,511
         Available-for-sale
           Sales                                                  5,201,692          1,460,672          3,176,802
           Maturities and redemptions                             1,244,547            887,420            822,606
    Mortgage loans                                                  224,810            139,671            165,104
    Real estate                                                                          8,910              5,098
    Common stock                                                     38,331             61,889             18,116
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                             (100,524)          (563,285)
         Available-for-sale                                      (6,878,213)        (2,866,228)        (4,019,465)
    Mortgage loans                                                                      (4,208)            (2,720)
    Real estate                                                      (3,124)           (20,570)           (41,482)
    Common stock                                                    (27,777)           (52,972)           (19,698)
    Acquisitions, net of cash acquired                                                  82,214
                                                              -----------------  -----------------  -----------------
        Net cash provided by (used in)
           investing activities                               $    (199,734)     $     (71,427)     $      61,587
                                                              =================  =================  =================
                                                                                                      (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                    2001               2000               1999
                                                             -----------------   -----------------  -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                      $     (483,285)     $    (220,167)     $    (583,900)
  Due to GWL                                                         (1,207)             7,102            (16,898)
  Due to GWL&A Financial                                             81,473              3,665            175,035
  Dividends paid                                                   (187,633)          (134,149)           (92,053)
  Net commercial paper borrowings
     (repayments)                                                      (585)            97,631            (39,731)
  Net repurchase agreements borrowings
     (repayments)                                                   250,889            (80,579)          (163,680)
                                                              -----------------  -----------------  -----------------
         Net cash used in financing activities                     (340,348)          (326,497)          (721,227)
                                                              -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN CASH                                      59,754           (113,537)            91,395

CASH, BEGINNING OF YEAR                                             153,977            267,514            176,119
                                                              -----------------  -----------------  -----------------

CASH, END OF YEAR                                             $     213,731      $     153,977      $     267,514
                                                              =================  =================  =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                              $      59,895      $      78,510      $      76,150
    Interest                                                         17,529             21,060             14,125

Non-cash financing activity:
  Effect of capital - Parent stock options                          (12,098)            15,052


See notes to consolidated financial statements.                                                       (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
(Amounts in Thousands, except Share Amounts)
================================================================================

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

       1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses reported as accumulated other comprehensive income
              (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4.     Investments in common stock are carried at fair value.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $44,914 and $35,409 are included in other assets at December 31, 2001, and 2000, respectively. The Company capitalized, net of depreciation, $6,896, $17,309 and $18,099 of internal use software development costs for the years ended December 31, 2001, 2000 and 1999, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,096, $36,834, and $43,512 in 2001, 2000, and 1999, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,941,905 and $7,762,065 at December 31, 2001 and 2000, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,188,553 and $4,189,716 at December 31, 2001 and 2000, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,837,611 and $4,557,599 at December 31, 2001 and 2000,
       respectively. Participating business approximates 25.8%, 28.6%, and 31.0% of the Company's ordinary life insurance in force and 85.4%, 85.2%, and 94.0% of ordinary life insurance premium income for the years ended December 31, 2001, 2000, and 1999, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Effective January 1, 2001, the Company adopted Financial Account Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." SFAS 138 requires all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. The adoption of SFAS No. 133 resulted in an approximate $1,000 after-tax increase to accumulated other comprehensive income, which has been included in the current year change in other comprehensive income in the Statement of Stockholder's Equity.

       Hedge ineffectiveness of $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the year ended December 31, 2001.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $469 were reclassified to net investment income in 2001. The Company estimates that $563 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

       Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.1%, 6.2%, and 6.2% in 2001, 2000, and 1999.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) is considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

       Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.
       141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002 and, although it is still reviewing the provisions of this Statement, management's preliminary assessment is that the Statement will not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

       Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance Methodology and Documentation Issues (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company is not expected to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

       Investment management revenue                            $       186       $       120        $       130
       Administrative and underwriting revenue                        1,043               704                768


       At December 31, 2001 and 2000, due to GWL includes $16,536 and $17,743 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2001 and 2000, due to GWL&A Financial includes $76,024 and $(3,688) due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,732, $14,637, and $11,053 for the years ended December 31, 2001,
       2000, and 1999, respectively.

4.     ALLOWANCES ON POLICYHOLDER RECEIVABLES

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Allowances for amounts receivable related to uninsured accident and health plan claims:


                                                                       2001               2000               1999
                                                                  --------------    ---------------    ---------------

       Balance, beginning of year                                 $     34,700      $     31,200       $     31,200
       Provisions charged to operations                                 50,500             7,700              4,500
       Amounts written off - net                                       (31,769)           (4,200)            (4,500)
                                                                  --------------    ---------------    ---------------
       Balance, end of year                                       $     53,431      $     34,700       $     31,200
                                                                  ==============    ===============    ===============

       Allowances for premiums in course of collection:

                                                                      2001               2000               1999
                                                                  --------------    ---------------    ---------------

       Balance, beginning of year                                 $     18,700      $     13,900       $     13,900
       Provisions charged to operations                                 29,642            14,500              2,500
       Amounts written off - net                                       (26,125)           (9,700)            (2,500)
                                                                  --------------    ---------------    ---------------
       Balance, end of year                                       $     22,217      $     18,700       $     13,900
                                                                  ==============    ===============    ===============

5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2001 and 2000, the reinsurance receivable had a carrying value of $282,352 and $233,968, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:

                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
       December 31, 2001:
        Life insurance in force:
          Individual            $  43,370,006     $   8,330,282     $   7,399,250        42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 100,020,096     $   8,330,282     $  17,288,046     $ 108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     384,688     $      32,820     $      37,442     $     389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,215,658     $      81,821     $      80,192     $   1,214,029
                                ===============   ================  ================  ================



                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
       December 31, 2000:
        Life insurance in force:
          Individual            $  39,067,268     $   5,727,745     $   7,563,302     $  40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 114,767,388     $   5,727,745     $  28,174,198     $ 137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     349,097     $      35,448     $      88,994     $     402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,176,141     $     115,153     $     264,288     $   1,325,276
                                ===============   ================  ================  ================

       December 31, 1999:
        Life insurance in force:
          Individual            $  35,362,934     $   5,195,961     $   8,467,877     $  38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total            $ 116,080,132     $   5,195,961     $  10,680,618     $ 121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance        $     306,101     $      27,399     $      46,715     $     325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total            $   1,107,856     $      85,646     $     126,468     $   1,148,678
                                ===============   ================  ================  ================

6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
       Investment income:
        Fixed maturities and short-term
          Investments                                           $    693,573      $    675,200       $    635,601
        Common stock                                                   4,882             1,584              1,345
        Mortgage loans on real estate                                 69,237            80,775             88,033
        Real estate                                                   22,335            22,068             19,618
        Policy loans                                                 204,198           191,320            167,109
        Other                                                            101               120                138
                                                                ---------------   ---------------    ---------------
                                                                     994,326           971,067            911,844
       Investment expenses, including interest on
        amounts charged by the related parties
        of $14,732, $14,637, and $11,053                              52,992            39,626             35,898
                                                                ---------------   ---------------    ---------------
       Net investment income                                    $    941,334      $    931,441       $    875,946
                                                                ===============   ===============    ===============


       Net realized gains (losses) on investments are as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
       Realized gains (losses):
        Fixed maturities                                        $     32,116      $    (16,752)      $     (8,321)
        Common stock                                                  13,052            33,411                463
        Mortgage loans on real estate                                  1,657             2,207              1,429
        Real estate                                                                        490                513
        Provisions                                                                       8,927              7,000
                                                                ---------------   ---------------    ---------------
       Net realized gains on investments                        $     46,825      $     28,283       $      1,084
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S. Government
          Agencies                     $  1,744,590    $   45,585      $    7,577      $ 1,782,598     $ 1,782,598
        Collateralized mortgage
          obligations                       435,074         9,900             125          444,849         444,849
        Public utilities                    647,754        22,823           5,997          664,580         664,580
        Corporate bonds                   2,943,635       114,871          71,504        2,987,002       2,987,002
        Foreign governments                  26,466         1,824                           28,290          28,290
        State and municipalities            935,758        35,462           3,955          967,265         967,265
        Direct mortgage pass-
          through certificates              345,979         2,537           2,840          345,676         345,676
        Mortgage-backed
          Securities - other                 97,136         7,020                          104,156         104,156
        Asset backed securities           2,728,061        76,187          12,489        2,791,759       2,791,759
                                       ------------    ------------    ------------    ------------    ------------
                                       $  9,904,453    $  316,209      $  104,487      $10,116,175     $10,116,175
                                       ============    ============    ============    ============    ============

       Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S.Government
          Agencies                     $  1,115,926    $   14,528      $    3,483      $ 1,126,971     $ 1,126,971
        Collateralized mortgage
          obligations                       708,707         8,592           7,201          710,098         710,098
        Public utilities                    654,729        13,251           7,063          660,917         660,917
        Corporate bonds                   3,036,921        66,903          85,559        3,018,265       3,018,265
        Foreign governments                  49,505         1,019             376           50,148          50,148
        State and municipalities            815,246        20,424           6,502          829,168         829,168
        Direct mortgage pass-
          through certificates              356,975         2,719           1,091          358,603         358,603
        Mortgage-backed
          Securities - other                100,786         5,401             363          105,824         105,824
        Asset backed securities           2,533,214        46,602          19,945        2,559,871       2,559,871
                                       ------------    ------------    ------------    ------------    ------------
                                       $  9,372,009    $  179,439      $  131,583      $ 9,419,865     $ 9,419,865
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2001, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized           Estimated
                                                 Cost             Fair Value
                                            ----------------    ----------------
       Due in one year or less              $       614,336     $       627,259
       Due after one year
         through five years                       2,481,589           2,579,308
       Due after five years
         through ten years                        1,171,127           1,189,693
       Due after ten years                          848,427             838,494
       Mortgage-backed
         Securities                               2,060,913           2,089,662
       Asset-backed securities                    2,728,061           2,791,759
                                            ----------------    ----------------
                                            $     9,904,453     $    10,116,175
                                            ================    ================

       Proceeds from sales of securities available-for-sale were $5,201,737, $1,460,672, and $3,176,802 during 2001, 2000, and 1999, respectively. The realized gains on such sales totaled $42,343, $8,015, and $10,080 for 2001, 2000, and 1999, respectively. The realized losses totaled $10,186, $24,053, and $19,720 for 2001, 2000, and 1999, respectively. During the years 2001, 2000, and 1999, held-to-maturity securities with amortized cost of $0, $8,571, and $0 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2001 and 2000, pursuant to fully collateralized securities lending arrangements, the Company had loaned $278,471 and $208,702 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market and foreign exchange risk.

       The following table summarizes the 2001 financial hedge instruments:

                                             Notional                 Strike/Swap
       December 31, 2001                      Amount                     Rate                       Maturity
       -------------------------------    ---------------    ------------------------------    --------------------
       Interest Rate Caps                 $   1,402,000          6.75% - 11.65% (CMT)             01/02 - 01/05
       Interest Rate Swaps                      365,018              3.13% - 7.32%                01/02- 12/06
       Foreign Currency
         Exchange Contracts                      13,585                   N/A                     06/05 - 07/06
       Options     Calls                        191,300                 Various                   01/02 - 01/06
                   Puts                         131,000                 Various                   12/01 - 12/02

       The following table summarizes the 2000 financial hedge instruments:

                                             Notional                  Strike/Swap
       December 31, 2000                      Amount                      Rate                        Maturity
       -------------------------------    ---------------    --------------------------------    --------------------
       Interest Rate Futures              $     171,800               5.17% - 5.68%                     3/01
       Interest Rate Caps                     1,562,000           7.64% - 11.82% (CMT)              6/00 - 12/06
       Interest Rate Swaps                      300,041               5.00% - 8.62%                 1/01 - 12/06
       Foreign Currency
         Exchange Contracts                      18,371                    N/A                       6/05 - 7/06
       Options     Calls                        111,400                  Various                    5/01 - 11/05

       CMT - Constant Maturity Treasury Rate


       The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2001, approximately 29% of the Company's mortgage loans were collateralized by real estate located in California.

       The following is information with respect to impaired mortgage loans:

                                                                                    2001                2000
                                                                               ----------------    ----------------

       Loans, net of related allowance for credit losses of
         $13,018 and $12,777                                                   $         6,300     $         9,116
       Loans with no related allowance for credit losses                                 5,180              12,954
       Average balance of impaired loans during the year                                31,554              39,321
       Interest income recognized (while impaired)                                       1,617               1,648
       Interest income received and recorded (while impaired)
         Using the cash basis method of recognition                                      1,744               1,632


       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $56,258 and $73,518 at December 31, 2001 and 2000, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

       Balance, beginning of year                               $      61,242     $      77,416      $      83,416
       Provision for loan losses                                                         (8,927)            (7,000)
       Charge-offs                                                     (3,588)           (7,247)
       Recoveries                                                                                            1,000
                                                                ---------------   ---------------    ---------------
       Balance, end of year                                     $      57,654     $      61,242      $      77,416
                                                                ===============   ===============    ===============

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2001, commercial paper outstanding of $97,046 had a maturity of 4 days and an interest rate of 2.55%. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%.

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2001                                  2000
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
       ASSETS:
         Fixed maturities and
           short-term investments            $  10,540,905      $  10,540,905      $   9,834,247     $   9,834,247
         Mortgage loans on real
           estate                                  613,453            624,102            843,371           856,848
         Policy loans                            3,000,441          3,000,441          2,809,973         2,809,973
         Common stock                               73,344             73,344             95,036            95,036

       LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,188,553          4,210,759          4,189,716         4,204,907
         Policyholders' funds                      242,916            242,916            266,235           266,235
         Due to GWL                                 41,874             41,441             43,081            41,332
         Due to GWL&A Financial                    251,059            251,059            171,347           158,222
         Commercial paper                           97,046             97,046             97,631            97,631
         Repurchase agreements                     250,889            250,889


       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair-value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $20,617 and $7,188 at December 31, 2001 and 2000, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2001.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $33 and $1,858 of liabilities in 2001 and 2000, respectively. Included in the net asset position for foreign currency exchange contracts are $127 and $0 of liabilities in 2001 and 2000, respectively.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2001, 2000, and 1999 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2001         2000        1999         2001        2000        1999
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in benefit obligation
      Benefit obligation at beginning     $ 140,563   $  126,130   $ 131,305   $  33,018    $ 29,228    $  19,944
      of year
      Service cost                            8,093        7,062       7,853       3,331       2,305        2,186
      Interest cost                           9,718        9,475       8,359       3,303       2,167        1,652
      Acquisition of new employees                                     4,155       7,823
      Actuarial (gain) loss                  (2,640)       2,510     (22,363)     11,401                    3,616
      Prior service for former Alta
        employees                                                                                           2,471
      Benefits paid                          (5,213)      (4,614)     (3,179)     (1,015)       (682)        (641)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 193,511   $  192,093   $ 183,136   $            $           $
      Actual return on plan assets             (637)       6,032      12,055
      Addition of former Alta employees
        and other adjustments                                             81
      Benefits paid                          (5,213)      (4,614)     (3,179)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      187,661      193,511     192,093
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status               37,140       52,948      65,963      (57,861)    (33,018)     (29,228)
      Unrecognized net actuarial (gain)      (1,499)     (15,239)    (30,161)     14,659       3,430        3,464
      loss
      Unrecognized prior service cost         2,533        3,073       3,614       9,326       2,148        2,310
      Unrecognized net obligation or
      (asset)
        at transition                       (15,142)     (16,655)    (18,170)     12,120      12,928       13,736
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost      $  23,032   $   24,127   $  21,246   $  (21,756)  $ (14,512)  $  (9,718)
                                            =========    =========   =========    =========   =========    ========

      Components of net periodic
      benefit cost
      Service cost                        $   8,093   $    7,062   $   7,853   $   3,331    $  2,305    $   2,186
      Interest cost                           9,718        9,475       8,360       3,303       2,167        1,652
      Expected return on plan assets        (15,276)     (17,567)    (15,664)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            541          541         541         645         162          162
      Amortization of gain from earlier
        periods                                (467)        (879)        (80)        172          34           38
                                            ---------    ---------                ---------   ---------    --------
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   1,095   $   (2,882)  $    (504)  $   8,259    $  5,476    $   4,846
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           7.25%        7.50%       7.50%        7.25%       7.50%        7.50%
      Expected return on plan assets          8.00%        9.25%       8.50%        8.00%       9.25%        8.50%
      Rate of compensation increase           4.00%        5.00%       5.00%        4.00%       5.00%        5.00%


       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2001, 2000, or 1999.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                    $          2,246         $         (1,465)
      Increase (decrease) on post-retirement benefit                             12,877                   (9,914)
        obligation


       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2001, 2000, and 1999 totaled $7,773, $6,130, and $5,504, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,033, $19,264, and $17,367 for years ending December 31, 2001, 2000, and 1999, respectively. The participant deferrals earn interest at 7.2% at December 31, 2001, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2001, 2000, and 1999 was $1,434, $1,358, and $1,231,
       respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2001, 2000, and 1999 was $2,726, $3,023, and $3,002,
       respectively. The total liability of $20,881 and $18,794 as of December 31, 2001 and 2000 is included in other liabilities.

11.    FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2001            2000             1999
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Change in tax rate resulting from:
        Settlement of GWL tax exposures                                                                  (5.9)
         Investment income not subject
           to federal tax                                               (1.7)           (0.9)
        Other, net                                                      (0.3)                            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             33.0   %        34.1   %         28.8   %
                                                                  ============    ============     ============

       The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

       Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

       Temporary differences of which give rise to the deferred tax assets and liabilities as of December 31, 2001 and 2000 are as follows:

                                                               2001                              2000
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred           Deferred        Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      157,703   $                 $       114,074  $
      Deferred policy acquisition costs                                   47,101                           48,543
      Deferred acquisition cost
        proxy tax                                     113,505                             110,239
      Investment assets                                                   88,595                           35,714
      Allowance for uncollectibles                     10,570
      Net operating loss carryforwards                    444                                 444
      Other                                             2,614                                 103
                                                  -------------    --------------    -------------    -------------
               Subtotal                               284,836            135,696          224,860          84,257
      Valuation allowance                                                                  (1,761)
                                                  -------------    --------------    -------------    -------------
               Total Deferred Taxes            $      284,836   $        135,696  $       223,099  $       84,257
                                                  =============    ==============    =============    =============

       Amounts included in investment assets above include $40,122 and $21,228 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2001 and 2000, respectively.

       The Company will file a consolidated tax return for 2001. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2001, the Company's subsidiaries had approximately $1,269 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2001 and 2000, respectively.

       The Company's valuation allowance was decreased in 2001, 2000, and 1999 by $1,761, $0, and $(17), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.    OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

       Other comprehensive loss for the year ended December 31, 1999 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                           $      (303,033)    $        106,061    $        (196,972)
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (9,958)               3,485               (6,473)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                         (312,991)             109,546             (203,445)
      Reserve and  DAC adjustment                                87,729              (30,705)              57,024
                                                          -----------------    ----------------    -----------------
      Other comprehensive loss                          $      (225,262)    $         78,841    $        (146,421)
                                                          =================    ================    =================


13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2001 and 2000, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2001, 2000, and 1999, respectively. In addition, dividends of $187,633, $134,149, and $92,053 were paid on common stock in 2001, 2000, and 1999, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

       The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                                 2001                2000                1999
                                                            ----------------    ----------------    ---------------
                                                              (Unaudited)
      Net income                                         $        266,398    $        293,521    $          253,123
      Capital and surplus                                       1,200,372           1,083,718             1,004,745


       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2001 were $1,200,372 and $272,138 [Unaudited], respectively. The Company should be able to pay up to $272,138 [Unaudited] of dividends in 2002.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2001, 2000, and 1999, stock available for award to Company employees under the Lifeco plan aggregated 3,278,331, 4,808,047, and 885,150 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable, if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 1998, 2000, and 2001 totaling 380,000, 120,000, and 80,000 respectively, become exercisable if certain sales or financial targets are attained. During 2001, 2000, and 1999, 7,750, 13,250, and 11,250 of these options vested and accordingly, the Company recognized compensation expense of $48, $151, and $23, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                          2001                          2000                         1999
                                --------------------------    -------------------------    -------------------------
                                  Options         WAEP          Options        WAEP         Options         WAEP
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1          7,675,551  $    9.91         6,867,098  $    9.20        6,744,824  $     8.15
        Granted                      947,500      22.28         1,386,503      14.88          675,500       16.29
        Exercised                  1,463,588       5.89           451,300       7.74          234,476        5.69
        Expired or
          canceled                   690,334      11.24           126,750      12.17          318,750       13.81
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding,
        Dec. 31                    6,469,129  $   11.59         7,675,551  $    9.91        6,867,098  $     9.20
                                =============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                2,673,460  $    8.01         3,077,998  $    7.11        2,503,998  $     7.00
                                =============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year          $     4.22                    $     4.38                   $     5.16
                                =============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2001:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $ 5.32 - 7.07                1,823,560           4.68     $       5.42           1,803,560    $        5.40
      $10.19 - 16.90               3,775,569           6.73     $      12.22             867,400    $       13.40

      $21.52 - 22.23                 870,000           9.66     $      21.77               2,500    $       22.01


       Of the exercisable Lifeco options, 2,623,960 relate to fixed option grants and 49,500 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2001, 2000, and 1999, stock available for award under the PFC plan aggregated 2,710,800, 2,790,800, and 4,340,800 shares.

       Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                           2001                          2000                          1999
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.29           285,054  $     3.23           355,054  $    2.89
        Exercised                                                   215,054        3.30            70,000       2.28
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                    70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========

       As of December 31, 2001, the PFC options outstanding have an exercise price of $2.16 and a weighted-average remaining contractual life of 1.36 years.

       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,801, $1,686, and $1,039, in 2001, 2000, and 1999,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2001, 2000, and 1999, respectively: dividend yields of 3.84%, 3.95%, and 3.63%, expected volatility of 20.1%, 30.1%, and 32.4%, risk-free interest rates of 5.30%, 6.61%, and 6.65% and expected lives of 7.5 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,983     $       169,656     $      1,203,639
         Fee income                                             809,574             137,681              947,255
         Net investment income                                   90,720             850,614              941,334
         Realized investment gains                               17,881              28,944               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,952,158           1,186,895            3,139,053
      Benefits and Expenses:
         Benefits                                               867,031             829,566            1,696,597
         Operating expenses                                     863,021             164,677            1,027,698
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,730,052             994,243            2,724,295
      Income taxes                                               75,962              65,150              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         146,144             127,502              273,646
      Special charges (net)                                      80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         65,244     $       127,502     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,497,077     $    12,843,747     $     14,340,824
      Other assets                                              912,653             973,033            1,885,686
      Separate account assets                                 5,854,652           6,730,009           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,264,382     $    20,546,789     $     28,811,171
                                                          =================   =================   =================


       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,136     $       190,430     $      1,332,566
         Fee income                                             752,309             119,318              871,627
         Net investment income                                   94,800             836,641              931,441
         Realized investment gains (losses)                      (3,572)             31,855               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,985,673           1,178,244            3,163,917
      Benefits and Expenses:
         Benefits                                               922,925             822,947            1,745,872
         Operating expenses                                     856,463             168,448            1,024,911
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,779,388             991,395            2,770,783
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  206,285             186,849              393,134
      Income taxes                                               70,197              63,843              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,088     $       123,006     $        259,094
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,438,650     $    12,250,667     $     13,689,317
      Other assets                                              980,245             846,687            1,826,932
      Separate account assets                                 6,537,095           5,844,042           12,381,137
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,955,990     $    18,941,396     $     27,897,386
                                                          =================   =================   =================

       Year ended December 31, 1999

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        990,449     $       172,734     $      1,163,183
         Fee income                                             548,580              86,567              635,147
         Net investment income                                   80,039             795,907              875,946
         Realized investment gains (losses)                      (1,224)              2,308                1,084
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,617,844           1,057,516            2,675,360
      Benefits and Expenses:
         Benefits                                               789,084             792,755            1,581,839
         Operating expenses                                     661,119             143,422              804,541
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,450,203             936,177            2,386,380
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  167,641             121,339              288,980
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
      Net income                                       $        116,638     $        89,080     $        205,718
                                                          =================   =================   =================

       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2001                2000                1999
                                                        -----------------    ----------------    ----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $     1,033,983     $      1,142,136    $        990,449
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                   1,033,983            1,142,136             990,449
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            8,429                7,253              14,344
             Individual Insurance                             161,227              183,177             158,390
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    169,656              190,430             172,734
                                                        -----------------    ----------------    ----------------
      Total premium income                            $     1,203,639     $      1,332,566    $      1,163,183
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health                      $       713,296     $        648,328    $        454,071
               (uninsured plans)
             401(k)                                            96,278              103,981              94,509
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     809,574              752,309             548,580
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          119,793              111,201              81,331
             Individual Insurance                              17,888                8,117               5,236
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    137,681              119,318              86,567
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       947,255     $        871,627    $        635,147
                                                        =================    ================    ================

16.    COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                       13





                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


        The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 2001, 2000, and 1999 and for Variable Annuity-1 Series Account for the years ended December 31, 2001 and 2000 are included in the Statement of Additional Information.


          (b)    Exhibits


          (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 (File No. 333-01153).


          (2) Not applicable.


          (3) Form of distribution agreement between Depositor and Principal Underwriter is incorporated by reference to Depositor's Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-52956).

          (4) Form of the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-01153).

          (5) Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-01153).

          (6) Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 (File No. 333-01153).


          (7) Not applicable.


          (8) Forms of amendments to participation agreements with underlying funds are filed herewith and are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 and Registrant's Post-Effective Amendment No.1 on Form N-4 (File No. 333-01153) and amendments to the following participation agreements:

                             The Alger American Fund
                             American Century Variable Portfolios, Inc.
                             Berger Institutional Products Trust
                             Deutsche Asset Management VIT Funds
                             Dreyfus Variable Investment Fund
                             Federated Insurance Series
                             Janus Aspen Series
                             SAFECO Resource Series Trust
                             Schwab Annuity Portfolios
                             Scudder Variable Life Investment Fund
                             Strong Variable Insurance Funds, Inc.

          are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4 (File No. 333-52956).

          (9) Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 (File No. 333-01153).

          (10) (a) Written Consent of Jorden Burt LLP filed herewith as Exhibit 10(a).

          (b) Written Consent of Deloitte & Touche LLP filed herewith as Exhibit 10(b).


          (11) Not Applicable.

          (12) Not Applicable.


          (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 (File No. 333-01153).

          (14) Powers of Attorney filed herewith as Exhibit 14.



Item 25.       Directors and Officers of the Depositor

                                                                      Position and Offices
Name                         Principal Business Address                    with Depositor
----                         --------------------------                 -------------------

James Balog                  2205 North Southwinds Boulevard, Apt. 307          Director
                             Vero Beach, Florida 32963

James W. Burns, O.C.                        (4)                                 Director

Orest T. Dackow                             (3)                                 Director

Andre Desmarais                             (4)                                 Director

Paul Desmarais, Jr.                         (4)                                 Director


Robert Gratton                              (5)                                 Chairman

Kevin P. Kavanagh                           (1)                                 Director

William Mackness             696 Whitehaven Crescentt                           Director
                             London, Ontario, Canada N6G 4V4


William T. McCallum                        (3)                                  Director, President
                                                                                and Chief Executive Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited                      Director
                             P.O. Box 130
                             265 Commercial Street
                             North Sydney, Nova Scotia, Canada B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                                 Director

Michel Plessis-Belair, F.C.A.               (4)                                 Director


Brian E. Walsh               QVan Capital, LLC
                             1 Dock Street, 4th Floor
                             Stamford, Connecticut 06902




John A. Brown                               (3)                                 Senior Vice President,

                                                                                Sales, Financial Services

Mark Corbett                                (3)                                 Senior Vice President,
                                                                                Investments

John R. Gabbert                             (2)                                 Senior Vice-President and
                                                                                Chief Information Officer,
                                                                                Employee Benefits


Donna A. Goldin                             (2)                                 Executive Vice President
                                                                                and Chief Operating
                                                                                Officer, One Corporation

M.T.G. Graye                                (3)                                 Executive Vice President,
                                                                                Chief Financial Officer

Wayne T. Hoffmann                           (3)                                 Senior Vice President,
                                                                                Investments

Mark S. Hollen                              (3)                                 Senior Vice President,
                                                                                FASCorp

D. Craig Lennox                             (6)                                 Senior Vice President,
                                                                                General Counsel and
                                                                                Secretary

Steven H. Miller                            (2)                                 Senior Vice President,
                                                                                Employee Benefits, Sales

James D. Motz                               (2)                                 Executive Vice President,
                                                                                Employee Benefits

Charles P. Nelson                           (3)                                 Senior Vice President,
                                                                                Public Non-Profit Markets

Martin L. Rosenbaum                         (2)                                 Senior Vice President,

                                                                                Employee Benefits,
                                                                                Operations


Gregory E. Seller                           (3)                                 Senior Vice President,
                                                                                Government Markets

Robert K. Shaw                              (3)                                 Senior Vice President,
                                                                                Individual Markets

George D. Webb                              (3)                                 Senior Vice President,
                                                                                Financial Services

Douglas L. Wooden                           (3)                                 Executive Vice President,
                                                                                Financial Services


Warren J. Winer                             (7)                                 Senior Vice President,
                                                                                Employee Benefits,
                                                                                National Accounts

Jay W. Wright                               (2)                                 Senior Vice

                                                                                President, Employee
                                                                                Benefits
--------------------------------------

(1)     100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)     8505 East Orchard Road, Greenwood Village, Colorado  80111.

(3)     8515 East Orchard Road, Greenwood Village, Colorado  80111.

(4)     Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(5)     Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.


        8525 East Orchard Road, Greenwood Village, Colorado  80111.

(7)     13045 Tesson Ferry Road, St. Louis, Missouri  63128.


Item 26.       Persons controlled by or under common control with the Depositor or Registrant
               ------------------------------------------------------------------------------

        (State/Country of Organization) - Nature of Business


Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
              54.04% - Investors Group Inc. (Canada) - Investment Company
                  100.0% - Investors Group Trustco Inc. (Canada) - Holding Corporation
                      100.0% - I.G. Investment Management, Ltd. (Canada) - Investment Management Corporation
               100.0% - Mackenzie Financial Corporation (Ontario) - Investment Management and Wholesale Distribution
                        Corporation)
               100.0% - Mackenzie Investment Management Inc. (Delaware) - Investment Management Corporation
                      100.0% - Ivy Management, Inc. (Massachusetts) - Investment Adviser
                      100.0% - Ivy Management Distributors Inc. (Florida) - Securities Broker/Dealer
                      100.0% - Ivy Mackenzie Services Corp. (Florida) - Transfer Agent
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                       100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                100.0%- Great-West Life & Annuity Insurance Company (of which
                      Variable Annuity - 1 Series Account is a separate account)
                      (Colorado) - Life and Health Insurance Company
                      100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health Insurance Company
                      100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                      100.0% - Alta Health & Life Insurance Company (Indiana) -
                               Life and Health Insurance Company
                               100.0% - Alta Agency, Inc. (New York) - Insurance Agency
                      100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                             100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                             100.0%  - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                      100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                             100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                             100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third
                                       Party Administrator
                             100.0%  - National Plan Coordinators of Washington, Inc.
                                       (Washington) - Third Party Administrator
                             100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) -
                                       Third Party Administrator
                             100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                             100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                                       (Massachusetts) - Insurance Agency
                      100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                             100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred
                                       Provider Organization
                             100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health
                                       Maintenance Organization
                             100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                             100.0%  - One Health Plan of California, Inc.
                                      (California) - Health Maintenance Organization
                             100.0%  - One Health Plan of Colorado, Inc.
                                      (Colorado) - Health Maintenance Organization
                             100.0%  - One Health Plan of Florida, Inc. (Florida) -
                                      Health Maintenance Organization
                             100.0%  - One Health Plan of Georgia, Inc. (Georgia) - Health
                                      Maintenance Organization
                             100.0%  - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance
                                      Organization
                             100.0%  - One Health Plan of Indiana,Inc. (Indiana) - Health Maintenance Organization
                             100.0%  - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                             100.0%  - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                             100.0%  - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance Organization
                             100.0%  - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                             100.0%  - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                             100.0%  - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization \
                             100.0%  - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider Organization
                             100.0%  - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                             100.0%  - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                             100.0%  - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance Organization
                             100.0%  - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                             100.0%  - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                             100.0%  - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                             100.0%  - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider Organization
                             100.0%  - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                             100.0%  - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                             100.0%  - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                             100.0%  - One Health Plan of Virginia, Inc. (Virginia) -  Preferred Provider Organization
                             100.0%  - One Health Plan of Washington, Inc. (Washington) -  Health Maintenance Organization
                             100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -  Preferred Provider Organization
                             100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -  Preferred Provider Organization
                             100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                      100.0%  - Financial Administrative Services Corporation (Colorado) -  Third Party Administrator
                      100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                       50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                      100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                       92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                      100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                       86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                100.0%  - Orchard Trust Company (Colorado) - Trust Company


                                                C-16



Item 27.       Number of Contractowners


        As of March 31, 2002, there were 61 qualified contractowners and 11,541 non-qualified contractowners.


Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

        Section 7-109-101.  Definitions.

        As used in this Article:

        (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


        (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign corporation or other person or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

        (3) "Expenses" includes counsel fees.

        (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


        (5) "Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

        (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

        (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

        (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

               (a) The person conducted himself or herself in good faith; and

               (b) The person reasonably believed:

               (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

               (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and


               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

        (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

        (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

        (4)    A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


               (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

        (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

        Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

        (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes to the corporation a written affirmation of the director's good faith belief that he or she has met the standard of conduct described in section 7-109-102;


               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

        (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

        (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105.  Court-Ordered Indemnification of Directors.

        (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

               (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

               (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

                      (1) A corporation may not indemnify a director under
               Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                    (2) The  determinations  required by subsection  (1) of this section shall be made:


               (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or


               (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

        (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

               (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

               (b)    By the shareholders.

        (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

        (1)    Unless otherwise provided in the articles of incorporation:

               (a) An officer is entitled  to  mandatory  indemnification  under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.


        A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.


Section 7-109-109.  Limitation of Indemnification of Directors.

        (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

        (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

        If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

        The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.




Item 29.   Principal Underwriter

          (a)  Charles  Schwab & Co.,  Inc.  ("Schwab")  is the  distributor  of securities of the Registrant. Schwab also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments, and Excelsior Venture Partners III LLC.

          (b) Directors and Officers of Schwab

   Directors and Officers of Charles Schwab & Co., Inc.

             Name                Principal Business   Position and Offices with Underwriter
                                     Address
Charles R. Schwab                       (1)           Chairman, Director

David S. Pottruck                       (1)           President, Chief Executive Officer, Director

Lon Gorman                              (1)           Vice Chairman and Enterprise President -
                                                      Schwab Capital Markets

John P. Coghlan                         (1)           Vice Chairman and Enterprise President -
                                                      Schwab Institutional

Dawn G. Lepore                          (1)           Vice Chairman, Executive Vice President
                                                      and Chief Information Officer

Gideon Sasson                           (1)           Enterprise President - Brokerage
                                                      Operations

Karen W.  Chang                         (1)           Enterprise President - General Investor
                                                      Services

Carrie Dwyer                            (1)           Executive Vice President - Corporate
                                                      Oversight and Corporate Secretary

Parkash P. Ahuja                        (1)           Executive Vice President - Corporate
                                                      Services

Geoffrey J. Penney                      (1)           Executive Vice President and Chief
                                                      Information Officer

Bryce R. Lensing                        (1)           Executive Vice President - Global Risk
                                                      Management

Michael S. Knight                       (1)           Executive Vice President - Head of
                                                      Branches

Mary S. McLeod                          (1)           Executive Vice President - Human
                                                      Resources

John P. McGonigle                       (1)           Executive Vice President - Mutual Funds

James M. Hackley                        (1)           Executive Vice President - Retail Client
                                                      Services

Maurisa Sommerfield                     (1)           Executive Vice President - Retail Client
                                                      Services

Walter W. Bettinger, II                 (1)           Executive Vice President - Retirement
                                                      Plan Services

Jeremiah H. Chafkin                     (1)           Executive Vice President - Investment
                                                      Advice and Products

Frederick E. Matteson                   (1)           Executive Vice President - Schwab
                                                      Technology Services

Elizabeth G. Sawi                       (1)           Executive Vice President

Christopher V. Dodds                    (1)           Executive Vice President, Chief
                                                      Financial Officer, Director

Daniel O. Leemon                        (1)           Executive Vice President and Chief
                                                      Strategy Officer

Jeffrey Lyons                           (1)           Executive Vice President, Asset
                                                      Management Products & Services

Deborah D. McWhinney                    (1)           Executive Vice President - Schwab
                                                      Institutional

David Dibble                            (1)           Executive Vice President - Schwab
                                                      Technology

William M. Thomas                       (1)           Senior Vice President - Fund
                                                      Administration

Ron Carter                              (1)           Senior Vice President - Mutual Fund
                                                      Operations

Colleen M. Hummer                       (1)           Senior Vice President - Investment
                                                      Advice and Products

Michelle M. Swenson                     (1)           Senior Vice President - Mutual Funds
                                                      Marketing and Development

Daniel J. Keller                        (1)           Senior Vice President - Mutual Funds
                                                      Technology

Martha J. Deevy                         (1)           Senior Vice President - Electronic
                                                      Brokerage Business Development and
                                                      Marketing

Joseph R. Martinetto                    (1)           Senior Vice President - Retail Finance

Willie C. Bogan                         (1)           Vice President and Assistant Corporate
                                                      Secretary

R. Scott McMillen                       (1)           Vice President and Assistant Corporate
                                                      Secretary

Jane E. Fry                             (1)           Assistant Corporate Secretary

--------------------------------------

(1)        101 Montgomery, San Francisco, California  94104.




           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting    Compensation
Principal         Discounts and        on       Brokerage
Underwriter       Commissions      Redemption   Commissions   Compensation
Schwab                -0-              -0-          -0-           -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

          (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.



                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 12th day of April, 2002.

                                            VARIABLE ANNUITY-1 SERIES ACCOUNT
                                            (Registrant)



                                            By: /s/ William T. McCallum
                                                --------------------------------
                                                William T. McCallum, President
                                                and Chief Executive Officer of
                                                Great-West Life & Annuity
                                                Insurance Company


                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                   (Depositor)



                                            By:/s/ William T. McCallum
                                               ---------------------------------
                                               William T. McCallum, President
                                               and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                     Date

/s/ R. Gratton*                                                        April 12, 2002
--------------------------------------------
Director and Chairman of the
Board (Robert Gratton)


/s/ William T. McCallum                                                April 12, 2002
--------------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


/s/ M.T.G. Graye                                                        April 12, 2002
--------------------------------------------
Executive Vice President, Chief
Financial Officer (M.T.G. Graye)

Signature and Title                                                     Date



/s/ James Balog*                                                        April 12, 2002
-------------------------------------------
Director, (James Balog)



/s/ James W. Burns*                                                     April 12, 2002
-------------------------------------------
Director, (James W. Burns)


/s/ Orest T. Dackow*                                                    April 12, 2002
-------------------------------------------
Director (Orest T. Dackow)



___________________________________________
Director (Andre Desmarais)



/s/ Paul Desmarais, Jr.*                                                April 12, 2002
--------------------------------------------
Director (Paul Desmarais, Jr.)



/s/ Kevin P. Kavanagh*                                                  April 12, 2002
-------------------------------------------
Director (Kevin P. Kavanagh)



/s/ William Mackness*                                                   April 12, 2002
-------------------------------------------
Director (William Mackness)



/s/ Jerry E.A. Nickerson*                                               April 12, 2002
--------------------------------------------
Director (Jerry E.A. Nickerson)



Signature and Title                                                     Date



/s/ P. Michael Pitfield*                                                April 12, 2002
---------------------------------------------
Director (P. Michael Pitfield)



/s/ Michel Plessis-Belair*                                              April 12, 2002
---------------------------------------------
Director (Michel Plessis-Belair)



/s/ Brian E. Walsh*                                                     April 12, 2002
---------------------------------------------
Director (Brian E. Walsh)



*By:    /s/ D.C. Lennox
        -------------------------------------
        D. C. Lennox
        Attorney-in-fact pursuant to Powers of Attorney filed herewith.

                                  Exhibit Table
                                    Form N-4


Exhibit

(8)      Amendments to Participation Agreements are attached as Exhibit (8).

(10)(a)  Written Consent of Jorden Burt LLP is attached as Exhibit 10(a).

(10)(b)  Written Consent of Deloitte & Touche LLP is attached as Exhibit 10(b).

(14)     Powers of Attorney are attached as Exhibit 14.


                                   Exhibit (8)

Charles Schwab

THE SCHWAB BUILDING - 101 MONTGOMERY STREET - SAN FRANCISCO, CA 94104 - (415) 627-7000


                                February 7, 2001


Ray Pfeister
Executive Vice President
Fred Alger Management, Inc.
75 Maiden Lane, 12th Floor
New York, NY 10038


        Re: Amended Schedules A and B to Participation Agreement
            ----------------------------------------------------


Dear Mr. Pfeister:

      Enclosed are drafts of amended Schedule A ("Schedule A") and Schedule B ("Schedule 13") to our participation agreement, dated October 25, 1996 and July 8, 1997 with The Alger American Fund, [as amended on March 31, 1999 (the "Agreement").

      Schedule A reflects the addition of the Schwab Signature Annuity. Schedule A shall replace the existing Schedule A to the Agreement.

      Schedule B reflects the addition of the Designated Portfolios available under the Schwab Signature Annuity. Schedule B shall replace the existing Schedule B to the Agreement.

        In addition, the following is added to the "Miscellaneous" section of the Agreement:

           Subject to the requirements of legal process and regulatory authority, each Party hereto shall treat as confidential any "non-public personal information" about any "consumer" of another Party as such terms are defined in SEC Regulation S-P, and shall not disclose or use such information without the express written consent of such Party. Such written consent shall specify the purposes for which such information may be disclosed or used, which disclosure or use shall be consistent with SEC Regulation S-P.



CHARLES SCHWAB & CO, INC,, MEMBER SIPC, NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES


                                                       SCHEDULE A

           Contracts                                                Form Numbers

           Great-West Life & Annuity Insurance Company

           Group Variable/Fixed Annuity Contract                    J434
           Individual Variable Annuity/Fixed Annuity Contract       J434IND
           Group Variable Annuity Contract                          J444MMF
                                                                    J444SA
           Individual Variable Annuity Contract                     J444INDMMF
                                                                    J444INDSA

        The Agreement otherwise remains unchanged and shall continue in full force and effect. In the space provided below, please acknowledge your agreement to the foregoing.
                                    Very truly yours,


                                    Charles Schwab & Co., Inc.


                                     By: /s/ Rob Klapper
                                     Vice President, Insurance & Annuities


                                     Great-West Life & Annuity Insurance Company


                                      By: /s/ David G. McDonald
                                          Vice President,
                                          Individual/InstitutionaI Markets


ACKNOWLEDGED AND AGREED TO:

The Alger American Fund
By:     /s/ Ray Pfeister
Title:  Vice Chariman
Date:   5/17/01




cc:   B. Byrne, Esq.
      Great West Life & Annuity Ins.  Company

      D. Stone, Esq.
      T. Perrino, Esq.
      E. O'Riordan
      M. D'Souza
      Charles Schwab & Co. Inc.

                                   SCHEDULE B

Designated Portfolios

[Schwab Select Annuity]
Alger American Growth Portfolio

[Schwab Signature Annuity]
Alger American Balanced Portfolio
Alger American Growth Portfolio


CharlesSchwab

THE SCHWAB BUILDING  -  101 MONTGOMERY STREET  -  SAN FRANCISCO.  CA 94104
(415) 627-7000


March 25, 1999



Ray Pfeister
Executive Vice President
Fred Alger Management, Inc.
75 Maiden Lane, 12"' Floor
New York, NY 10038

Gregory S. Duch
Fred Alger Management, Inc,
75 Maiden Lane, 12'h Floor
New York, NY 10038


           Re: Amended Schedules B and C to Participation Agreements
               ------------------------  ---------------------------


Dear Sirs:

      Enclosed are drafts of amended Schedule B ("Schedule 13") and Schedule C ("Schedule C") to our participation agreements, dated October 25, 1996 and July 8, 1997, with The Alger American Fund (each, an "Agreement"; collectively, the "Agreements").

      Schedule B reflects the deletion of the American Fund Small Cap Portfolio pursuant to our letter to you dated February 9, 1999 ("February 9 letter"). Schedule B shall replace the existing Schedule B to each Agreement effective as of our receipt of the SEC substitution order described in our February 9 letter.

Schedule C reflects the additional administrative services that Schwab intends to provide effective May 1, 1999. Schedule C shall replace the existing Schedule C to each Agreement effective May 1, 1999.

      The Agreements otherwise remain unchanged and shall continue in full force and effect.

      In the space provided below, please acknowledge The Alger American Fund's agreement to the foregoing.



CHARLES SCHWAB & CO, INC, MEMBER SIPC, NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES

                                                     Very truly yours.
                                                     Charles Schwab & Co., Inc.
                                                     By: /s/ Lynnda Sarinske
                                                     Vice President, Insurance &
                                                     Annuities


                                                     Great West Life & Annuity
                                                     Insurance Company
                                                     and First Great West
                                                     Life & Annuity
                                                     Insurance Company
                                                     By: /s/ David G. McDonald
                                                     Vice President,
                                                     Institutional Insurance
ACKNOWLEDGED AND AGREED TO:
The Alger American Fund
By:  Gregory S. Duch
Title:  Executive Vice President
Date:  3-31-99


cc:   B. Byrne, Esq.
Great West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company

      E. O'Riordan
      T.   Perrino, Esq.
      M. Armosino
      Charles Schwab & Co., Inc.


                ALGER - SCHEDULE B (Last Revised May 1, 1999)
                ----------------

Designated Portfolios
Alger American Growth Portfolio

                  ALGER - SCHEDULE C (Last Revised May 1, 1999)
                             Administrative Services

To be performed by Charles Schwab & Co., Inc.
A. Schwab will provide the properly registered and licensed personnel and systems needed for all customer servicing and support - for both Fund and Contract information and questions - including the following:

  o    respond to Contractowner inquiries o mail fund and Contract prospectuses
  o    entry of initial and subsequent orders o transfer of cash to GWL&A and/or
       Fund
  o    explanations of Designated Portfolio objectives and characteristics
  o entry of transfers between Unaffiliated Funds, including the Designated Portfolios o Contract balance and allocation inquiries o communicate all purchase, withdrawal, and exchange orders received from Contractowners to GWL&A which will transmit orders to Funds
  o    train  call  center   representatives   to  explain  Fund  objectives,
       Morningstar categories, Fund selection data and differences between publicly traded funds and the Funds
  o    provide performance data and Fund prices
  o shareholder services including researching trades, resolving trade disputes, etc.
  o    coordinate the writing,  printing and  distribution of semi-annual and
       annual  reports  to  Contract  owners   investing  in  the  Designated
       Portfolios
  o create and update Designated Portfolio profiles and other shareholder communications o establish scheduled account rebalances
  o Web trading and account servicing o touch-tone telephone trading and account servicing
  o establish dollar cost averaging o communications to Contractowners related to product changes, including but not limited to changes in the available Designated Portfolios

  B. For the foregoing services, Schwab shall receive a monthly fee equal to ____% per annum of the average daily value of the shares of the Designated Portfolio listed on Schedule B attributable to Contractowners, payable by the Adviser directly to Schwab, such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.
  C. The Fund will calculate and Schwab will verify with GWL&A the asset balance for each day on which the fee is to be paid pursuant to this Agreement with respect to each Designated Portfolio.

CharlesSchwab

THE SCHWAB BUILDING - 101 MONTGOMERY STREET - SAN FRANCISCO, CA 94104 - (415) 627-7000 February 15, 2001

     Mr. Mitch Wurzer
     Vice President
     American Century Investment Management, Inc.
     4500 Main Street
     Kansas City, MO 64111


            Re: Amendment to Participation Agreement and Schedules


     Dear Mr. Wurzer:

          Enclosed are drafts of amended Schedule A ("Schedule A"), amended Schedule B ("Schedule B") and amended Schedule C ("Schedule C"), to our participation agreement dated October 25, 1996 and as amended on May 18, 1999, with American Century Variable Portfolios, Inc., American Century Investment Management, Inc., and Twentieth Century Securities, Inc., (the "Agreement").

            Amended Schedule A reflects the addition of the Schwab Signature Annuity contracts. Amended Schedule A shall replace in its entirety the existing Schedule A.

            Amended Schedule B reflects the addition of the Designated American Century Portfolios available under the Schwab Signature Annuity. Amended Schedule B shall replace in its entirety the existing Schedule B.

            Amended Schedule C, subsection B reflects the administrative service fees to be paid to Schwab in connection with the Schwab Signature Annuity. Amended Schedule C shall replace the existing Schedule C, with respect to subsection B only.

            In addition, the following is added to the "Miscellaneous" section of the Agreement:

               Subject to the requirements of legal process and regulatory authority, each Party hereto shall treat as confidential any "non-public personal information" about any "consumer" of another Party as such terms are defined in SEC Regulation S-P, and shall not disclose or use such information without the express written consent of such Party. Such written consent shall specify the purposes for which such information may be disclosed or used, which disclosure or use shall be consistent with SEC Regulation S-P.


CHARLES SCHWAB & CO., INC., MEMBER SIPC, NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES

  The Agreement and Schedules otherwise remain unchanged and shall continue in full force and effect. In the space provided below, please acknowledge your agreement to the foregoing.
                               Very truly yours,

                                    Charles Schwab & Co., Inc.


                                 By: /s/ Bob Klapper
                                 Senior Vice President, Insurance & Annuities
                                 Great-West Life & Annuity Insurance Company



                                 By: /s/  David G. McDonald
                                 Vice President, Individual/Institutional
                                 Markets


  ACKNOWLEDGED AND AGREED TO:

  American Century Variable Portfolios, Inc.
  By: /s/  Janet A. Nash
  Title: Assistant Vice President
  Date:
  American Century Investment Management, Inc.
  By:   /s/ Charles A. Etherington
  Title:       Assistant Secretary
  Date:

  Funds Distributor, Inc * as assignee of
  American Century Investment Services, Inc.
  f/k/a Twentieth Century    Securities, Inc.

            *As of December 31, 2000 FDI is not-a distributor for the funds. Please initial here /s/ CAE (Charles A. Etherington;
                                       ----------------------------------
            /s/ JAN (Janet A. Nash); /s/ RK (Rob Klapper); /s/ DGM ( David
            ---------------------------------------------------------------
            G. McDonald)
            ------------

cc:   B. Byrne, Esq.
      Great West Life & Annuity Ins.  Company

      D. Stone, Esq.
      T. Perrino, Esq.
      E. O'Riordan
      M. D'Souza
      Charles Schwab & Co. Inc.


                                           SCHEDULE A

 Contracts                                                         Form Numbers

 Great-West Life & Annuity Insurance Company

 Group Variable/Fixed Annuity Contract (Schwab Select Annuity)             J434
 Individual Variable Annuity/Fixed Annuity Contract
    (Schwab Select Annuity)                                             J434IND
 Group Variable Annuity Contract (Schwab Signature Annuity)             J444MMF
                                                                         J444SA
 Individual Variable Annuity Contract (Schwab Signature Annuity)     J444INDMMF
                                                                      J444INDSA


                                   SCHEDULE B

Designated Portfolios

[Schwab Select Annuity]
American Century VP International Portfolio


[Schwab Signature Annuity]
American Century VP Intemational Portfolio
American Century VP Income & Growth

                                   SCHEDULE C
                             Administrative Services
  [Schwab Select Annuity]
  B(i). For the foregoing services, Schwab shall receive a monthly fee equal to _____ per annum of the average daily value of the shares of the American Century VP International Portfolio. This fee shall be payable by the Adviser directly to Schwab, such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.

  [Schwab Signature Annuity]

  B(ii). For the foregoing services, Schwab shall receive a monthly fee equal to _____ per annum of the average daily value of the shares of the American Century VP International Portfolio. This fee shall be payable by the Adviser directly to Schwab, such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.

  B(iii). For the foregoing services, Schwab shall receive a monthly fee equal to _____ per annum. of the average daily value of the shares of the American Century VP Income & Growth Portfolio. This fee shall be payable by the Adviser directly to Schwab, such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.

CharlesSchwab

THE SCHWAB BUILDING   -   101MONTGOMERYSTREET  -
SANFRANCISCO,CA94104                                   (415)627-7000



                                 March 20, 2001

David Stone
Charles Schwab Investment Management, Inc.
101 Montgomery Street
Mailstop: SF120KNY-14-107
San Francisco, CA 94104


        Re: Amended Schedules A and B to Participation Agreement
            ----------------------------------------------------


Dear Mr. Stone:

        Enclosed are amended Schedules A ("Schedule A") and B ("Schedule 13") to our participation agreement, dated November 1, 1996 with Great-West Life & Annuity Insurance Company, Schwab Annuity Portfolios, and Charles Schwab Investment Management, Inc., [as amended on May 1, 1998,] (the "Agreement").

        Schedule A reflects the addition of the Schwab Signature Annuity. Schedule A shall replace the existing Schedule A to the Agreement.

        Schedule B reflects the addition of the Designated Portfolios available under the Schwab Signature Annuity. Schedule B shall replace the existing Schedule B to the Agreement.

        In addition, the following is added to the "Miscellaneous" section of the Agreement:

            Subject to the requirements of legal process and regulatory authority, each Party hereto shall treat as confidential any "non-public personal information" about any "consumer" of another Party as such terms are defined in SEC Regulation S-P, and shall not disclose or use such information without the express written consent of such Party. Such written consent shall specify the purposes for which such information may be disclosed or used, which disclosure or use shall be consistent with SEC Regulation S-P.


         The Agreement otherwise remains unchanged and shall continue in full force and effect. In the space provided below, please acknowledge your agreement to the foregoing.
                                Very truly yours,

                                          Charles Schwab & Co., Inc.

                                          By: /s/ Rob Klapper
                                          Rob Klapper
                                          Vice President, Insurance & Annuities

                                          Great-West Life &
                                          Annuity Insurance Company

                                          By: /s/ David G. McDonald
                                          David G. McDonald
                                          Vice President,
                                          Individual / Institutional Markets


ACKNOWLEDGED AND AGREED TO:

Schwab

By:  /s/ David Stone
Title: VP Sr. Counsel
Date:  May 11, 2001





Cc:   B. Byme, Esq.
Great West Life & Annuity Ins.  Company

      T.   Perrino, Esq.
      E,   O'Riordan
      M.   D'Souza
      Charles Schwab & Co. Inc.

                                                      SCHEDULE A

               Contracts                                           Form Numbers

             Great-West Life & Annuity Insurance Company

             Group Variable/Fixed Annuity Contract                      J434
             Individual Variable Annuity/Fixed Annuity Contract         J434IND
             Group Variable Annuity Contract                            J444MMF
                                                                         J444SA
             Individual Variable Annuity Contract                    J444INDMMF
                                                                      J444INDSA


                                   SCHEDULE B

Designated Portfolios

[Schwab Select Annuity]
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Portfolio
Schwab Money Market Porfolio

[Schwab Signature Annuity]
Schwab Market Track Growth Portfolio II
Schwab S&P 500 Portfolio
Schwab Money Market Portfolio






                                  Exhibit 10(a)

                                 April 12, 2002




Great-West Life & Annuity Insurance Company
8525 East Orchard Road
Greenwood Village, Colorado 80111


Re:     Amendment No. 8 to the Registration Statement on Form N-4
        File Nos. 333-01153 and 811-07549


Ladies and Gentlemen:

        We have acted as counsel to Great West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                            Very truly yours,


                                            /s/JORDEN BURT LLP

                                            JORDEN BURT LLP



                                  Exhibit 10(b)

INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 8 to Registration Statement Nos. 333-01153 and 811-07549 of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company on Form N-4 of our report dated February 14, 2002 on the financial statements of Variable Annuity-1 Series Account and our report dated January 28, 2002 on the consolidated financial statements of Great-West Life & Annuity Insurance Company and to the reference to us under the headings "Condensed Financial Information" and "Experts" in the Prospectus and under the heading "Experts" in the Statement of Additional Information, which are part of such Registration Statements.

/s/Deloitte & Touche LLP

Denver, Colorado
April 11, 2002


                                   Exhibit 14


                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, J. Balog, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, ___ to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 29th day of December, 1995.


                                    /s/ J. Balog
                                    ------------------------------------
                                    Member, Board of Directors
                                    Great-West Life & Annuity Insurance Company


                      Witness:


/s/ Kelly Peace



                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, J.W. Burns, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, to the Registration Statement (Form N-4) of Great-West Life & Annuity
Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 9th day of January, 1996.


                                            /s/ J.W. Burns
                                            ----------------------------
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


                                            Witness:
                                            /s/ Louise Auriol

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, O.T. Dackow, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, ___ to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 21st day of December, 1995.


                                /s/ O.T. Dackow
                                ------------------------------------
                                Member, Board of Directors
                                Great-West Life & Annuity Insurance Company


Witness:
/s/ Joan Preyer

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, P. Desmarais, Jr., a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 9th day of January, 1996.


                                            /s/ P. Desmarais, Jr.
                                            ------------------------------------
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


Witness:
/s/ Lucie Filteau

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, R. Gratton, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, ___ to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 20th day of February, 1996.


                                            /s/ R. Gratton
                                            ----------------------------
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


Witness:
/s/ Nicole Barolet

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Know all men by these presents, that I, William Mackness, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, ___ to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 11th day of January, 1996.


                                            /s/ William Mackness
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


Witness:
/s/ Louise Fabris

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, J.E.A. Nickerson, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, ___ to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 11th day of January, 1996.


                                            /s/ J.E.A. Nickerson
                                            ------------------------------------
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


Witness:
/s/ M. Lynne Reid
----------------------

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, P.M. Pitfield, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, ___ to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 9th day of January, 1996.


                                            /s/ P.M. Pitfield
                                            ------------------------------------
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


Witness:
/s/ Diane Milleur

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, M. Plessis-Belair, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 2nd day of January, 1996.


                                            /s/ M. Plessis-Belair
                                            ------------------------------------
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


Witness:
/s/ Danielle Durocher

                                POWER OF ATTORNEY

                                       RE

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, B.E. Walsh, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, ___ to the Registration Statement (Form N-4) of Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 8th day of January, 1996.


                                            /s/ B.E. Walsh
                                            ----------------------------
                                            Member, Board of Directors
                                            Great-West Life & Annuity Insurance
                                            Company


Witness:
/s/ Irene Minuck





                                POWER OF ATTORNEY
                                       RE
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


Know all men by these presents, that I, K.P. Kavanagh, a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, a Colorado corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Great-West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account, a separate and distinct account of Great-West Life & Annuity Insurance Company governed under the provisions of the Colorado Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable annuity contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Great-West Life & Annuity Insurance Company, to the Registration Statement (Form N-4) of Great- West Life & Annuity Insurance Company and Schwab Variable Annuity Series Account (Registration No. ), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 19th day of January , 1996.


                                   /s/ K.P. Kavanagh Member, Board of Directors
                                    Great-West Life & Annuity Insurance Company

Witness: /s/ Lori I. Gould